MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (9.8%)
Activision Blizzard, Inc.	93,024	4,235,383
Alphabet, Inc. Cl A*	36,729	43,225,993
Alphabet, Inc. Cl C*	37,705	44,239,653
AT&T, Inc.	899,059	28,194,490
CBS Corp. Cl B	42,788	2,033,714
CenturyLink, Inc.	117,772	1,412,086
Charter Communications, Inc. Cl A*	21,264	7,376,694
Comcast Corp. Cl A	551,692	22,056,646
Discovery, Inc. Cl A*	19,379	523,620
Discovery, Inc. Cl C*	44,438	1,129,614
DISH Network Corp. Cl A*	28,137	891,661
Electronic Arts, Inc.*	36,771	3,737,037
Facebook, Inc. Cl A*	292,169	48,701,651
Fox Corp. Cl A*	43,404	1,593,361
Fox Corp. Cl B*	19,969	716,487
Interpublic Group of Cos., Inc.	47,316	994,109
Netflix, Inc.*	53,509	19,079,169
News Corp. Cl A	47,354	589,084
News Corp. Cl B	15,177	189,561
Omnicom Group, Inc.	27,636	2,017,152
Take-Two Interactive Software, Inc.*	13,935	1,315,046
TripAdvisor, Inc.*	12,731	655,010
Twitter, Inc.*	89,011	2,926,682
Verizon Communications, Inc.	508,883	30,090,252
Viacom, Inc. Cl B	43,437	1,219,276
Walt Disney Co.	214,828	23,852,353

		292,995,784

CONSUMER DISCRETIONARY (9.8%)
Advance Auto Parts, Inc.	8,739	1,490,262
Amazon.com, Inc.*	50,657	90,207,453
Aptiv PLC	32,057	2,548,211
AutoZone, Inc.*	3,069	3,143,024
Best Buy Co., Inc.	28,814	2,047,523
Booking Hldgs., Inc.*	5,543	9,672,036
BorgWarner, Inc.	25,532	980,684
Capri Hldgs. Ltd.*	18,753	857,950
CarMax, Inc.*	20,861	1,456,098
Carnival Corp.	49,190	2,494,917
Chipotle Mexican Grill, Inc. Cl A*	2,992	2,125,248
Darden Restaurants, Inc.	15,168	1,842,457
Dollar General Corp.	32,305	3,853,987
Dollar Tree, Inc.*	29,238	3,071,160
DR Horton, Inc.	41,806	1,729,932
eBay, Inc.	105,890	3,932,755
Expedia Group, Inc.	14,404	1,714,076
Foot Locker, Inc.	13,867	840,340
Ford Motor Co.	480,501	4,218,799
Gap, Inc.	26,498	693,718
Garmin Ltd.	14,915	1,287,910
General Motors Co.	160,901	5,969,427
Genuine Parts Co.	17,939	2,009,706
H&R Block, Inc.	25,514	610,805
Hanesbrands, Inc.	44,344	792,871
Harley-Davidson, Inc.	19,625	699,828

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Hasbro, Inc.	14,208	1,207,964
Hilton Worldwide Hldgs., Inc.	36,013	2,993,040
Home Depot, Inc.	138,708	26,616,678
Kohl’s Corp.	20,275	1,394,312
L Brands, Inc.	27,757	765,538
Leggett & Platt, Inc.	16,131	681,051
Lennar Corp. Cl A	35,097	1,722,912
LKQ Corp.*	38,613	1,095,837
Lowe’s Cos., Inc.	98,384	10,770,097
Macy’s, Inc.	37,680	905,450
Marriott International, Inc. Cl A	34,600	4,328,114
Mattel, Inc.*	42,190	548,470
McDonald’s Corp.	94,016	17,853,638
MGM Resorts International	63,036	1,617,504
Mohawk Industries, Inc.*	7,569	954,829
Newell Brands, Inc.	47,727	732,132
NIKE, Inc. Cl B	154,473	13,008,171
Nordstrom, Inc.	13,151	583,641
Norwegian Cruise Line Hldgs. Ltd.*	26,724	1,468,751
O’Reilly Automotive, Inc.*	9,628	3,738,552
PulteGroup, Inc.	31,480	880,181
PVH Corp.	9,335	1,138,403
Ralph Lauren Corp. Cl A	6,489	841,494
Ross Stores, Inc.	45,423	4,228,881
Royal Caribbean Cruises Ltd.	21,041	2,411,719
Starbucks Corp.	152,768	11,356,773
Tapestry, Inc.	35,654	1,158,399
Target Corp.	64,089	5,143,783
Tiffany & Co.	13,342	1,408,248
TJX Cos., Inc.	152,314	8,104,628
Tractor Supply Co.	14,911	1,457,699
Ulta Beauty, Inc.*	6,928	2,416,001
Under Armour, Inc. Cl A*	23,123	488,820
Under Armour, Inc. Cl C*	23,592	445,181
VF Corp.	39,627	3,443,983
Whirlpool Corp.	7,880	1,047,173
Wynn Resorts Ltd.	11,916	1,421,817
Yum! Brands, Inc.	37,616	3,754,453

		294,425,494

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	229,343	13,171,168
Archer-Daniels-Midland Co.	68,826	2,968,465
Brown-Forman Corp. Cl B	20,493	1,081,621
Campbell Soup Co.	23,623	900,745
Church & Dwight Co., Inc.	30,281	2,156,916
Clorox Co.	15,747	2,526,764
Coca-Cola Co.	473,079	22,168,482
Colgate-Palmolive Co.	105,605	7,238,167
Conagra Brands, Inc.	59,616	1,653,748
Constellation Brands, Inc. Cl A	20,615	3,614,428
Costco Wholesale Corp.	54,233	13,131,979
Coty, Inc. Cl A	55,481	638,031
Estee Lauder Cos., Inc. Cl A	26,831	4,441,872
General Mills, Inc.	73,222	3,789,238
Hershey Co.	17,080	1,961,296
Hormel Foods Corp.	33,556	1,501,967
JM Smucker Co.	13,995	1,630,417
Kellogg Co.	30,725	1,763,000
Kimberly-Clark Corp.	42,271	5,237,377

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Kraft Heinz Co.	75,771	2,473,923
Kroger Co.	98,294	2,418,032
Lamb Weston Hldgs., Inc.	17,736	1,329,136
McCormick & Co., Inc.	15,036	2,264,873
Molson Coors Brewing Co. Cl B	22,971	1,370,220
Mondelez International, Inc. Cl A	177,010	8,836,339
Monster Beverage Corp.*	48,017	2,620,768
PepsiCo, Inc.	172,249	21,109,115
Philip Morris International, Inc.	189,063	16,711,279
Procter & Gamble Co.	308,073	32,054,996
Sysco Corp.	57,948	3,868,608
Tyson Foods, Inc. Cl A	36,355	2,524,128
Walgreens Boots Alliance, Inc.	98,454	6,229,185
Walmart, Inc.	174,848	17,052,925

		212,439,208

ENERGY (5.2%)
Anadarko Petroleum Corp.	61,292	2,787,560
Apache Corp.	46,272	1,603,788
Baker Hughes, a GE Co. Cl A	63,187	1,751,544
Cabot Oil & Gas Corp.	52,200	1,362,420
Chevron Corp.	233,969	28,820,302
Cimarex Energy Co.	12,558	877,804
Concho Resources, Inc.	24,845	2,756,801
ConocoPhillips	139,504	9,310,497
Devon Energy Corp.	53,913	1,701,494
Diamondback Energy, Inc.	19,146	1,943,893
EOG Resources, Inc.	71,959	6,849,058
Exxon Mobil Corp.	521,960	42,174,368
Halliburton Co.	107,797	3,158,452
Helmerich & Payne, Inc.	13,482	749,060
Hess Corp.	31,362	1,888,933
HollyFrontier Corp.	19,441	957,858
Kinder Morgan, Inc.	239,224	4,786,872
Marathon Oil Corp.	100,804	1,684,435
Marathon Petroleum Corp.	83,058	4,971,021
National Oilwell Varco, Inc.	47,491	1,265,160
Noble Energy, Inc.	59,252	1,465,302
Occidental Petroleum Corp.	92,489	6,122,772
ONEOK, Inc.	50,624	3,535,580
Phillips 66	51,768	4,926,761
Pioneer Natural Resources Co.	20,749	3,159,658
Schlumberger Ltd.	170,988	7,449,947
TechnipFMC PLC	52,593	1,236,987
Valero Energy Corp.	51,483	4,367,303
Williams Cos., Inc.	148,857	4,275,173

		157,940,803

FINANCIALS (12.2%)
Affiliated Managers Group, Inc.	6,400	685,504
Aflac, Inc.	92,020	4,601,000
Allstate Corp.	40,882	3,850,267
American Express Co.	85,141	9,305,911
American International Group, Inc.	106,817	4,599,540
Ameriprise Financial, Inc.	16,635	2,130,943
Aon PLC	29,502	5,035,991
Arthur J Gallagher & Co.	22,660	1,769,746
Assurant, Inc.	7,567	718,184
Bank of America Corp.	1,104,382	30,469,899
Bank of New York Mellon Corp.	108,011	5,446,995
BB&T Corp.	93,960	4,371,959

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Berkshire Hathaway, Inc. Cl B*	239,113	48,035,410
BlackRock, Inc. Cl A	14,921	6,376,788
Brighthouse Financial, Inc.*	14,286	518,439
Capital One Financial Corp.	57,397	4,688,761
Cboe Global Markets, Inc.	12,967	1,237,570
Charles Schwab Corp.	145,872	6,237,487
Chubb Ltd.	56,290	7,885,103
Cincinnati Financial Corp.	18,652	1,602,207
Citigroup, Inc.	288,842	17,971,749
Citizens Financial Group, Inc.	56,682	1,842,165
CME Group, Inc. Cl A	44,001	7,241,685
Comerica, Inc.	19,563	1,434,359
Discover Financial Svcs.	40,347	2,871,092
E*TRADE Financial Corp.	30,311	1,407,340
Everest Re Group Ltd.	5,003	1,080,448
Fifth Third Bancorp	94,480	2,382,786
First Republic Bank	20,264	2,035,721
Franklin Resources, Inc.	36,059	1,194,995
Goldman Sachs Group, Inc.	42,107	8,084,123
Hartford Financial Svcs. Group, Inc.	44,299	2,202,546
Huntington Bancshares, Inc.	128,615	1,630,838
Intercontinental Exchange, Inc.	70,014	5,330,866
Invesco Ltd.	48,897	944,201
Jefferies Financial Group, Inc.	32,415	609,078
JPMorgan Chase & Co.	402,590	40,754,186
KeyCorp	124,185	1,955,914
Lincoln National Corp.	25,063	1,471,198
Loews Corp.	33,703	1,615,385
M&T Bank Corp.	17,039	2,675,464
Marsh & McLennan Cos., Inc.	62,229	5,843,303
MetLife, Inc.	117,366	4,996,271
Moody’s Corp.	20,459	3,704,920
Morgan Stanley	159,427	6,727,819
MSCI, Inc. Cl A	10,389	2,065,749
Nasdaq, Inc.	14,291	1,250,320
Northern Trust Corp.	26,837	2,426,333
People’s United Financial, Inc.	48,345	794,792
PNC Financial Svcs. Group Inc	55,780	6,841,975
Principal Financial Group, Inc.	31,824	1,597,246
Progressive Corp.	71,896	5,182,983
Prudential Financial, Inc.	50,300	4,621,564
Raymond James Financial, Inc.	15,617	1,255,763
Regions Financial Corp.	125,417	1,774,650
S&P Global, Inc.	30,614	6,445,778
State Street Corp.	46,635	3,069,049
SunTrust Banks, Inc.	54,492	3,228,651
SVB Financial Group*	6,468	1,438,224
Synchrony Financial	80,224	2,559,146
T. Rowe Price Group, Inc.	28,928	2,896,271
Torchmark Corp.	12,426	1,018,311
Travelers Cos., Inc.	32,385	4,441,927
U.S. Bancorp	185,163	8,923,005
Unum Group	26,389	892,740
Wells Fargo & Co.	502,315	24,271,861
Willis Towers Watson PLC	15,846	2,783,350
Zions Bancorporation	22,904	1,040,071

		368,395,915

HEALTH CARE (14.1%)
Abbott Laboratories	214,741	17,166,396

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

AbbVie, Inc.	179,226	14,443,823
ABIOMED, Inc.*	5,534	1,580,455
Agilent Technologies, Inc.	38,979	3,133,132
Alexion Pharmaceuticals, Inc.*	27,245	3,682,979
Align Technology, Inc.*	8,897	2,529,684
Allergan PLC	38,231	5,597,401
AmerisourceBergen Corp. Cl A	19,116	1,520,104
Amgen, Inc.	76,215	14,479,326
Anthem, Inc.	31,599	9,068,281
Baxter International, Inc.	58,700	4,772,897
Becton Dickinson & Co.	33,003	8,241,839
Biogen, Inc.*	24,127	5,703,140
Boston Scientific Corp.*	170,681	6,550,737
Bristol-Myers Squibb Co.	200,645	9,572,773
Cardinal Health, Inc.	36,596	1,762,097
Celgene Corp.*	86,399	8,150,882
Centene Corp.*	50,778	2,696,312
Cerner Corp.*	39,803	2,277,130
Cigna Corp.	46,867	7,537,151
Cooper Cos., Inc.	6,066	1,796,567
CVS Health Corp.	159,815	8,618,823
Danaher Corp.	77,121	10,181,514
DaVita, Inc.*	15,447	838,618
DENTSPLY SIRONA, Inc.	27,274	1,352,518
Edwards Lifesciences Corp.*	25,492	4,877,384
Eli Lilly & Co.	106,299	13,793,358
Gilead Sciences, Inc.	156,306	10,161,453
HCA Healthcare, Inc.	32,747	4,269,554
Henry Schein, Inc.*	18,568	1,116,122
Hologic, Inc.*	32,919	1,593,280
Humana, Inc.	16,637	4,425,442
IDEXX Laboratories, Inc.*	10,535	2,355,626
Illumina, Inc.*	18,007	5,594,595
Incyte Corp.*	21,759	1,871,492
Intuitive Surgical, Inc.*	14,028	8,004,096
IQVIA Hldgs., Inc.*	19,352	2,783,785
Johnson & Johnson	328,291	45,891,799
Laboratory Corp. of America Hldgs.*	12,085	1,848,763
McKesson Corp.	23,532	2,754,656
Medtronic PLC	164,799	15,009,893
Merck & Co., Inc.	316,144	26,293,696
Mettler-Toledo International, Inc.*	3,068	2,218,164
Mylan NV*	62,761	1,778,647
Nektar Therapeutics Cl A*	21,460	721,056
PerkinElmer, Inc.	13,582	1,308,762
Perrigo Co. PLC	15,214	732,706
Pfizer, Inc.	680,893	28,917,526
Quest Diagnostics, Inc.	16,449	1,479,094
Regeneron Pharmaceuticals, Inc.*	9,643	3,959,609
ResMed, Inc.	17,528	1,822,386
Stryker Corp.	37,939	7,493,711
Teleflex, Inc.	5,644	1,705,391
Thermo Fisher Scientific, Inc.	49,496	13,548,045
UnitedHealth Group, Inc.	118,251	29,238,742
Universal Health Svcs., Inc. Cl B	10,242	1,370,072
Varian Medical Systems, Inc.*	11,170	1,583,012
Vertex Pharmaceuticals, Inc.*	31,443	5,783,940
Waters Corp.*	8,780	2,210,014
WellCare Health Plans, Inc.*	6,156	1,660,581

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Zimmer Biomet Hldgs., Inc.	25,160	3,212,932
Zoetis, Inc. Cl A	58,674	5,906,712

		422,550,675

INDUSTRIALS (9.1%)
3M Co.	70,633	14,676,125
Alaska Air Group, Inc.	15,178	851,789
Allegion PLC	11,617	1,053,778
American Airlines Group, Inc.	49,235	1,563,704
AMETEK, Inc.	27,904	2,315,195
AO Smith Corp.	17,441	929,954
Arconic, Inc.	52,927	1,011,435
Boeing Co.	63,368	24,169,823
Caterpillar, Inc.	70,957	9,613,964
CH Robinson Worldwide, Inc.	16,837	1,464,651
Cintas Corp.	10,407	2,103,359
Copart, Inc.*	24,732	1,498,512
CSX Corp.	95,109	7,116,055
Cummins, Inc.	17,828	2,814,506
Deere & Co.	39,135	6,255,338
Delta Air Lines, Inc.	76,073	3,929,170
Dover Corp.	17,791	1,668,796
Eaton Corp. PLC	52,065	4,194,356
Emerson Electric Co.	75,468	5,167,294
Equifax, Inc.	14,839	1,758,422
Expeditors International of Washington, Inc.	21,118	1,602,856
Fastenal Co.	35,069	2,255,287
FedEx Corp.	29,408	5,334,905
Flowserve Corp.	16,054	724,678
Fluor Corp.	17,165	631,672
Fortive Corp.	36,218	3,038,328
Fortune Brands Home & Security, Inc.	17,304	823,843
General Dynamics Corp.	33,151	5,611,801
General Electric Co.	1,065,298	10,642,327
Harris Corp.	14,500	2,315,795
Honeywell International, Inc.	89,691	14,253,694
Huntington Ingalls Industries, Inc.	5,108	1,058,378
IHS Markit Ltd.*	44,666	2,428,937
Illinois Tool Works, Inc.	37,072	5,320,944
Ingersoll-Rand PLC	29,724	3,208,706
Jacobs Engineering Group, Inc.	14,387	1,081,759
JB Hunt Transport Svcs., Inc.	10,678	1,081,575
Johnson Controls International PLC	111,770	4,128,784
Kansas City Southern	12,396	1,437,688
L-3 Technologies, Inc.	9,750	2,012,108
Lockheed Martin Corp.	30,355	9,111,357
Masco Corp.	36,143	1,420,781
Nielsen Hldgs. PLC	43,461	1,028,722
Norfolk Southern Corp.	32,823	6,134,290
Northrop Grumman Corp.	20,870	5,626,552
PACCAR, Inc.	42,671	2,907,602
Parker-Hannifin Corp.	15,862	2,722,236
Pentair PLC	19,408	863,850
Quanta Svcs., Inc.	17,325	653,845
Raytheon Co.	34,647	6,308,526
Republic Svcs., Inc. Cl A	26,533	2,132,723
Robert Half International, Inc.	14,666	955,637
Rockwell Automation, Inc.	14,694	2,578,209
Rollins, Inc.	18,140	754,987
Roper Technologies, Inc.	12,749	4,359,776

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Snap-on, Inc.	6,823	1,067,936
Southwest Airlines Co.	61,213	3,177,567
Stanley Black & Decker, Inc.	18,672	2,542,566
Textron, Inc.	28,767	1,457,336
TransDigm Group, Inc.*	5,984	2,716,676
Union Pacific Corp.	88,527	14,801,714
United Continental Hldgs., Inc.*	27,653	2,206,156
United Parcel Svcs., Inc. Cl B	85,354	9,537,456
United Rentals, Inc.*	9,791	1,118,622
United Technologies Corp.	99,424	12,814,759
Verisk Analytics, Inc. Cl A	20,151	2,680,083
Wabtec Corp.	17,165	1,265,404
Waste Management, Inc.	48,086	4,996,616
WW Grainger, Inc.	5,539	1,666,851
Xylem, Inc.	22,090	1,745,994

		274,505,120

INFORMATION TECHNOLOGY (20.5%)
Accenture PLC Cl A	78,243	13,772,333
Adobe, Inc.*	60,130	16,024,044
Advanced Micro Devices, Inc.*	109,074	2,783,569
Akamai Technologies, Inc.*	20,113	1,442,303
Alliance Data Systems Corp.	5,580	976,388
Amphenol Corp. Cl A	36,635	3,459,809
Analog Devices, Inc.	45,408	4,780,100
ANSYS, Inc.*	10,309	1,883,557
Apple, Inc.	550,136	104,498,333
Applied Materials, Inc.	116,899	4,636,214
Arista Networks, Inc.*	6,444	2,026,380
Autodesk, Inc.*	26,856	4,184,702
Automatic Data Processing, Inc.	53,610	8,563,661
Broadcom, Inc.	49,302	14,825,604
Broadridge Financial Solutions, Inc.	14,220	1,474,472
Cadence Design Systems, Inc.*	34,465	2,188,872
Cisco Systems, Inc.	540,879	29,202,057
Citrix Systems, Inc.	15,462	1,540,943
Cognizant Technology Solutions Corp. Cl A	70,301	5,093,307
Corning, Inc.	96,821	3,204,775
DXC Technology Co.	33,159	2,132,455
F5 Networks, Inc.*	7,285	1,143,235
Fidelity National Information Svcs., Inc.	39,671	4,486,790
Fiserv, Inc.*	48,310	4,264,807
FleetCor Technologies, Inc.*	10,542	2,599,552
FLIR Systems, Inc.	16,660	792,683
Fortinet, Inc.*	17,806	1,495,170
Gartner, Inc.*	11,028	1,672,727
Global Payments, Inc.	19,349	2,641,526
Hewlett Packard Enterprise Co.	169,811	2,620,184
HP, Inc.	188,885	3,670,036
Intel Corp.	553,898	29,744,323
International Business Machines Corp.	109,370	15,432,107
Intuit, Inc.	31,769	8,304,734
IPG Photonics Corp.*	4,369	663,127
Jack Henry & Associates, Inc.	9,497	1,317,614
Juniper Networks, Inc.	42,876	1,134,928
Keysight Technologies, Inc.*	23,075	2,012,140
KLA-Tencor Corp.	20,350	2,429,994
Lam Research Corp.	18,859	3,375,950
Mastercard, Inc. Cl A	111,002	26,135,421
Maxim Integrated Products, Inc.	33,722	1,792,999

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Microchip Technology, Inc.	29,227	2,424,672
Micron Technology, Inc.*	138,632	5,729,661
Microsoft Corp.	944,095	111,346,564
Motorola Solutions, Inc.	20,127	2,826,233
NetApp, Inc.	30,350	2,104,469
NVIDIA Corp.	74,810	13,432,884
Oracle Corp.	313,797	16,854,037
Paychex, Inc.	39,303	3,152,101
PayPal Hldgs. Inc.*	144,505	15,005,399
Qorvo, Inc.*	15,161	1,087,499
QUALCOMM, Inc.	148,677	8,479,049
Red Hat, Inc.*	21,779	3,979,023
Salesforce.com, Inc.*	94,112	14,904,517
Seagate Technology PLC	31,744	1,520,220
Skyworks Solutions, Inc.	21,458	1,769,856
Symantec Corp.	78,485	1,804,370
Synopsys, Inc.*	18,417	2,120,718
TE Connectivity Ltd.	41,650	3,363,238
Texas Instruments, Inc.	115,205	12,219,794
Total System Svcs., Inc.	20,027	1,902,765
VeriSign, Inc.*	12,918	2,345,392
Visa, Inc. Cl A	214,938	33,571,166
Western Digital Corp.	35,786	1,719,875
Western Union Co.	53,732	992,430
Xerox Corp.	24,600	786,708
Xilinx, Inc.	31,161	3,950,903

		615,817,468

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	26,948	5,145,990
Albemarle Corp.	12,978	1,063,937
Avery Dennison Corp.	10,294	1,163,222
Ball Corp.	40,897	2,366,300
Celanese Corp. Cl A	15,755	1,553,601
CF Industries Hldgs., Inc.	27,325	1,117,046
DowDuPont, Inc.	276,714	14,751,623
Eastman Chemical Co.	17,125	1,299,445
Ecolab, Inc.	31,072	5,485,451
FMC Corp.	16,551	1,271,448
Freeport-McMoRan, Inc.	177,364	2,286,222
International Flavors & Fragrances, Inc.	12,423	1,599,958
International Paper Co.	49,034	2,268,803
Linde PLC	67,688	11,908,350
LyondellBasell Industries NV Cl A	37,379	3,142,826
Martin Marietta Materials, Inc.	7,649	1,538,826
Mosaic Co.	43,755	1,194,949
Newmont Mining Corp.	65,670	2,349,016
Nucor Corp.	37,520	2,189,292
Packaging Corp. of America	11,557	1,148,535
PPG Industries, Inc.	28,938	3,266,232
Sealed Air Corp.	19,072	878,456
Sherwin-Williams Co.	10,035	4,322,175
Vulcan Materials Co.	16,195	1,917,488
WestRock Co.	31,320	1,201,122

		76,430,313

REAL ESTATE (3.1%)
Alexandria Real Estate Equities, Inc.	13,894	1,980,729
American Tower Corp.	54,234	10,687,352
Apartment Investment & Management Co. Cl A	19,152	963,154
AvalonBay Communities, Inc.	17,060	3,424,454

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Boston Properties, Inc.	19,019	2,546,264
CBRE Group, Inc. Cl A*	38,471	1,902,391
Crown Castle International Corp.	51,162	6,548,736
Digital Realty Trust, Inc.	25,597	3,046,043
Duke Realty Corp.	44,185	1,351,177
Equinix, Inc.	10,282	4,659,391
Equity Residential	45,450	3,423,294
Essex Property Trust, Inc.	8,082	2,337,638
Extra Space Storage, Inc.	15,649	1,594,790
Federal Realty Investment Trust	9,185	1,266,152
HCP, Inc.	58,732	1,838,312
Host Hotels & Resorts, Inc.	91,129	1,722,338
Iron Mountain, Inc.	35,257	1,250,213
Kimco Realty Corp.	51,871	959,613
Macerich Co.	13,077	566,888
Mid-America Apartment Communities, Inc.	14,017	1,532,479
Prologis, Inc.	77,665	5,587,997
Public Storage	18,463	4,020,872
Realty Income Corp.	37,419	2,752,542
Regency Centers Corp.	20,661	1,394,411
SBA Communications Corp. Cl A*	13,845	2,764,293
Simon Property Group, Inc.	38,222	6,964,431
SL Green Realty Corp.	10,307	926,805
UDR, Inc.	33,935	1,542,685
Ventas, Inc.	43,782	2,793,729
Vornado Realty Trust	21,385	1,442,204
Welltower, Inc.	47,484	3,684,758
Weyerhaeuser Co.	91,548	2,411,374

		89,887,509

UTILITIES (3.2%)
AES Corp.	81,150	1,467,192
Alliant Energy Corp.	29,069	1,370,022
Ameren Corp.	30,098	2,213,708
American Electric Power Co., Inc.	60,738	5,086,807
American Water Works Co., Inc.	22,195	2,314,051
Atmos Energy Corp.	14,374	1,479,516
CenterPoint Energy, Inc.	61,715	1,894,650
CMS Energy Corp.	34,883	1,937,402
Consolidated Edison, Inc.	39,527	3,352,285
Dominion Energy, Inc.	98,365	7,540,661
DTE Energy Co.	22,358	2,788,937
Duke Energy Corp.	89,436	8,049,240
Edison International	40,068	2,481,011
Entergy Corp.	23,415	2,239,176
Evergy, Inc.	31,275	1,815,514
Eversource Energy	38,979	2,765,560
Exelon Corp.	119,309	5,980,960
FirstEnergy Corp.	61,787	2,570,957
NextEra Energy, Inc.	58,827	11,372,436
NiSource, Inc.	45,799	1,312,599
NRG Energy, Inc.	34,644	1,471,677
Pinnacle West Capital Corp.	13,784	1,317,475
PPL Corp.	88,701	2,815,370
Public Svcs. Enterprise Group, Inc.	62,275	3,699,758
Sempra Energy	33,703	4,241,860
Southern Co.	127,305	6,579,122
WEC Energy Group, Inc.	38,769	3,065,852
Xcel Energy, Inc.	63,207	3,552,865

		96,776,663

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,684,801,946) 96.6%		2,902,164,952

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	A-1+	2.38	05/16/19	10,800,000	10,768,139
U.S. Treasury Bill	A-1+	2.39	04/16/19	17,000,000	16,983,134
U.S. Treasury Bill	A-1+	2.41	04/02/19	17,300,000	17,298,842
U.S. Treasury Bill	A-1+	2.41	04/23/19	11,000,000	10,983,858
U.S. Treasury Bill	A-1+	2.44	04/09/19	2,400,000	2,398,701

					58,432,674

COMMERCIAL PAPER (1.3%)
Cargill Global Funding PLC†	A-1	2.40	04/01/19	17,300,000	17,300,000
Cargill, Inc.†	A-1	2.43	04/02/19	22,750,000	22,748,464

					40,048,464

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $98,481,138) 3.3%					98,481,138

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.68	04/01/19	65,283	65,283

TOTAL TEMPORARY CASH INVESTMENT (Cost: $65,283) 0.0% (2)					65,283

TOTAL INVESTMENTS (Cost: $1,783,348,367) 99.9%					3,000,711,373

OTHER NET ASSETS 0.1%					4,744,638

NET ASSETS 100.0%					$3,005,456,011

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.4%)
Activision Blizzard, Inc.	5,134	233,751
Alphabet, Inc. Cl A*	2,027	2,385,556
Alphabet, Inc. Cl C*	2,081	2,441,659
AT&T, Inc.	49,621	1,556,114
CBS Corp. Cl B	2,361	112,218
CenturyLink, Inc.	6,500	77,935
Charter Communications, Inc. Cl A*	1,174	407,272
Comcast Corp. Cl A	30,450	1,217,391
Discovery, Inc. Cl A*	1,069	28,884
Discovery, Inc. Cl C*	2,452	62,330
DISH Network Corp. Cl A*	1,552	49,183
Electronic Arts, Inc.*	2,030	206,309
Facebook, Inc. Cl A*	16,126	2,688,043
Fox Corp. Cl A*	2,395	87,920
Fox Corp. Cl B*	1,101	39,504
Interpublic Group of Cos., Inc.	2,611	54,857
Netflix, Inc.*	2,953	1,052,922
News Corp. Cl A	2,613	32,506
News Corp. Cl B	837	10,454
Omnicom Group, Inc.	1,525	111,310
Take-Two Interactive Software, Inc.*	769	72,570
TripAdvisor, Inc.*	702	36,118
Twitter, Inc.*	4,912	161,507
Verizon Communications, Inc.	28,086	1,660,725
Viacom, Inc. Cl B	2,397	67,284
Walt Disney Co.	11,857	1,316,483

		16,170,805

CONSUMER DISCRETIONARY (5.5%)
Advance Auto Parts, Inc.	483	82,366
Amazon.com, Inc.*	2,795	4,977,196
Aptiv PLC	1,770	140,697
AutoZone, Inc.*	170	174,100
Best Buy Co., Inc.	1,590	112,985
Booking Hldgs., Inc.*	306	533,942
BorgWarner, Inc.	1,409	54,120
Capri Hldgs. Ltd.*	1,035	47,351
CarMax, Inc.*	1,152	80,410
Carnival Corp.	2,714	137,654
Chipotle Mexican Grill, Inc. Cl A*	165	117,201
Darden Restaurants, Inc.	837	101,670
Dollar General Corp.	1,783	212,712
Dollar Tree, Inc.*	1,613	169,430
DR Horton, Inc.	2,307	95,464
eBay, Inc.	5,845	217,083
Expedia Group, Inc.	795	94,605
Foot Locker, Inc.	766	46,420
Ford Motor Co.	26,520	232,846
Gap, Inc.	1,462	38,275
Garmin Ltd.	823	71,066
General Motors Co.	8,880	329,448
Genuine Parts Co.	990	110,910
H&R Block, Inc.	1,408	33,707
Hanesbrands, Inc.	2,447	43,752
Harley-Davidson, Inc.	1,084	38,655
Hasbro, Inc.	784	66,656
Hilton Worldwide Hldgs., Inc.	1,988	165,223
Home Depot, Inc.	7,655	1,468,918
Kohl’s Corp.	1,119	76,954
L Brands, Inc.	1,532	42,253

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Leggett & Platt, Inc.	890	37,576
Lennar Corp. Cl A	1,938	95,136
LKQ Corp.*	2,132	60,506
Lowe’s Cos., Inc.	5,430	594,422
Macy’s, Inc.	2,079	49,958
Marriott International, Inc. Cl A	1,909	238,797
Mattel, Inc.*	2,329	30,277
McDonald’s Corp.	5,189	985,391
MGM Resorts International	3,479	89,271
Mohawk Industries, Inc.*	418	52,731
Newell Brands, Inc.	2,635	40,421
NIKE, Inc. Cl B	8,526	717,974
Nordstrom, Inc.	726	32,220
Norwegian Cruise Line Hldgs. Ltd.*	1,475	81,066
O’Reilly Automotive, Inc.*	532	206,576
PulteGroup, Inc.	1,737	48,566
PVH Corp.	515	62,804
Ralph Lauren Corp. Cl A	359	46,555
Ross Stores, Inc.	2,507	233,402
Royal Caribbean Cruises Ltd.	1,161	133,074
Starbucks Corp.	8,431	626,761
Tapestry, Inc.	1,967	63,908
Target Corp.	3,537	283,880
Tiffany & Co.	736	77,685
TJX Cos., Inc.	8,406	447,283
Tractor Supply Co.	824	80,554
Ulta Beauty, Inc.*	382	133,215
Under Armour, Inc. Cl A*	1,276	26,975
Under Armour, Inc. Cl C*	1,302	24,569
VF Corp.	2,188	190,159
Whirlpool Corp.	434	57,674
Wynn Resorts Ltd.	658	78,513
Yum! Brands, Inc.	2,077	207,305

		16,249,273

CONSUMER STAPLES (3.9%)
Altria Group, Inc.	12,659	727,006
Archer-Daniels-Midland Co.	3,798	163,808
Brown-Forman Corp. Cl B	1,131	59,694
Campbell Soup Co.	1,303	49,683
Church & Dwight Co., Inc.	1,671	119,025
Clorox Co.	869	139,440
Coca-Cola Co.	26,110	1,223,515
Colgate-Palmolive Co.	5,829	399,520
Conagra Brands, Inc.	3,290	91,265
Constellation Brands, Inc. Cl A	1,137	199,350
Costco Wholesale Corp.	2,993	724,725
Coty, Inc. Cl A	3,062	35,213
Estee Lauder Cos., Inc. Cl A	1,481	245,180
General Mills, Inc.	4,041	209,122
Hershey Co.	943	108,285
Hormel Foods Corp.	1,852	82,895
JM Smucker Co.	772	89,938
Kellogg Co.	1,696	97,316
Kimberly-Clark Corp.	2,334	289,183
Kraft Heinz Co.	4,182	136,542
Kroger Co.	5,425	133,455
Lamb Weston Hldgs., Inc.	979	73,366
McCormick & Co., Inc.	829	124,872
Molson Coors Brewing Co. Cl B	1,267	75,577
Mondelez International, Inc. Cl A	9,770	487,718
Monster Beverage Corp.*	2,651	144,692
PepsiCo, Inc.	9,507	1,165,083
Philip Morris International, Inc.	10,435	922,350

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Procter & Gamble Co.	17,003	1,769,162
Sysco Corp.	3,199	213,565
Tyson Foods, Inc. Cl A	2,006	139,277
Walgreens Boots Alliance, Inc.	5,433	343,746
Walmart, Inc.	9,650	941,164

		11,724,732

ENERGY (2.9%)
Anadarko Petroleum Corp.	3,383	153,859
Apache Corp.	2,553	88,487
Baker Hughes, a GE Co. Cl A	3,487	96,660
Cabot Oil & Gas Corp.	2,882	75,220
Chevron Corp.	12,913	1,590,623
Cimarex Energy Co.	693	48,441
Concho Resources, Inc.	1,371	152,126
ConocoPhillips	7,700	513,898
Devon Energy Corp.	2,975	93,891
Diamondback Energy, Inc.	1,056	107,216
EOG Resources, Inc.	3,971	377,960
Exxon Mobil Corp.	28,808	2,327,686
Halliburton Co.	5,949	174,306
Helmerich & Payne, Inc.	744	41,337
Hess Corp.	1,730	104,198
HollyFrontier Corp.	1,073	52,867
Kinder Morgan, Inc.	13,203	264,192
Marathon Oil Corp.	5,564	92,974
Marathon Petroleum Corp.	4,585	274,412
National Oilwell Varco, Inc.	2,621	69,823
Noble Energy, Inc.	3,270	80,867
Occidental Petroleum Corp.	5,104	337,885
ONEOK, Inc.	2,794	195,133
Phillips 66	2,857	271,901
Pioneer Natural Resources Co.	1,145	174,360
Schlumberger Ltd.	9,437	411,170
TechnipFMC PLC	2,902	68,255
Valero Energy Corp.	2,842	241,087
Williams Cos., Inc.	8,215	235,935

		8,716,769

FINANCIALS (6.8%)
Affiliated Managers Group, Inc.	354	37,917
Aflac, Inc.	5,079	253,950
Allstate Corp.	2,257	212,564
American Express Co.	4,700	513,710
American International Group, Inc.	5,896	253,882
Ameriprise Financial, Inc.	919	117,724
Aon PLC	1,628	277,900
Arthur J. Gallagher & Co.	1,250	97,625
Assurant, Inc.	417	39,577
Bank of America Corp.	60,954	1,681,721
Bank of New York Mellon Corp.	5,962	300,664
BB&T Corp.	5,186	241,305
Berkshire Hathaway, Inc. Cl B*	13,197	2,651,145
BlackRock, Inc. Cl A	823	351,725
Brighthouse Financial, Inc.*	789	28,633
Capital One Financial Corp.	3,168	258,794
Cboe Global Markets, Inc.	715	68,240
Charles Schwab Corp.	8,052	344,303
Chubb Ltd.	3,106	435,088
Cincinnati Financial Corp.	1,029	88,391
Citigroup, Inc.	15,942	991,911
Citizens Financial Group, Inc.	3,129	101,692
CME Group, Inc. Cl A	2,428	399,600
Comerica, Inc.	1,080	79,186
Discover Financial Svcs.	2,227	158,473

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

E*TRADE Financial Corp.	1,673	77,677
Everest Re Group Ltd.	276	59,605
Fifth Third Bancorp	5,214	131,497
First Republic Bank	1,118	112,314
Franklin Resources, Inc.	1,991	65,982
Goldman Sachs Group, Inc.	2,324	446,185
Hartford Financial Svcs. Group, Inc.	2,445	121,565
Huntington Bancshares, Inc.	7,099	90,015
Intercontinental Exchange, Inc.	3,864	294,205
Invesco Ltd.	2,699	52,118
Jefferies Financial Group, Inc.	1,790	33,634
JPMorgan Chase & Co.	22,220	2,249,331
KeyCorp	6,855	107,966
Lincoln National Corp.	1,384	81,241
Loews Corp.	1,861	89,198
M&T Bank Corp.	941	147,756
Marsh & McLennan Cos., Inc.	3,434	322,453
MetLife, Inc.	6,478	275,768
Moody’s Corp.	1,129	204,451
Morgan Stanley	8,800	371,360
MSCI, Inc. Cl A	574	114,134
Nasdaq, Inc.	788	68,942
Northern Trust Corp.	1,482	133,988
People’s United Financial, Inc.	2,668	43,862
PNC Financial Svcs. Group, Inc.	3,079	377,670
Principal Financial Group, Inc.	1,757	88,184
Progressive Corp.	3,968	286,053
Prudential Financial, Inc.	2,777	255,151
Raymond James Financial, Inc.	862	69,313
Regions Financial Corp.	6,923	97,960
S&P Global, Inc.	1,690	355,829
State Street Corp.	2,573	169,329
SunTrust Banks, Inc.	3,008	178,224
SVB Financial Group*	357	79,383
Synchrony Financial	4,428	141,253
T Rowe Price Group, Inc.	1,597	159,892
Torchmark Corp.	686	56,218
Travelers Cos., Inc.	1,787	245,105
U.S. Bancorp	10,220	492,502
Unum Group	1,457	49,290
Wells Fargo & Co.	27,725	1,339,672
Willis Towers Watson PLC	875	153,694
Zions Bancorporation	1,265	57,444

		20,333,133

HEALTH CARE (7.9%)
Abbott Laboratories	11,852	947,449
AbbVie, Inc.	9,892	797,196
ABIOMED, Inc.*	305	87,105
Agilent Technologies, Inc.	2,151	172,897
Alexion Pharmaceuticals, Inc.*	1,503	203,176
Align Technology, Inc.*	491	139,606
Allergan PLC	2,111	309,072
AmerisourceBergen Corp. Cl A	1,056	83,973
Amgen, Inc.	4,207	799,246
Anthem, Inc.	1,744	500,493
Baxter International, Inc.	3,240	263,444
Becton Dickinson & Co.	1,821	454,758
Biogen, Inc.*	1,332	314,858
Boston Scientific Corp.*	9,420	361,540
Bristol-Myers Squibb Co.	11,074	528,341
Cardinal Health, Inc.	2,019	97,215
Celgene Corp.*	4,768	449,813
Centene Corp.*	2,802	148,786

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Cerner Corp.*	2,197	125,690
Cigna Corp.	2,586	415,881
Cooper Cos., Inc.	334	98,921
CVS Health Corp.	8,820	475,663
Danaher Corp.	4,256	561,877
DaVita, Inc.*	852	46,255
DENTSPLY SIRONA, Inc.	1,505	74,633
Edwards Lifesciences Corp.*	1,407	269,201
Eli Lilly & Co.	5,867	761,302
Gilead Sciences, Inc.	8,627	560,841
HCA Healthcare, Inc.	1,808	235,727
Henry Schein, Inc.*	1,025	61,613
Hologic, Inc.*	1,816	87,894
Humana, Inc.	919	244,454
IDEXX Laboratories, Inc.*	582	130,135
Illumina, Inc.*	993	308,515
Incyte Corp.*	1,200	103,212
Intuitive Surgical, Inc.*	774	441,629
IQVIA Hldgs., Inc.*	1,068	153,632
Johnson & Johnson	18,119	2,532,855
Laboratory Corp. of America Hldgs.*	667	102,038
McKesson Corp.	1,299	152,061
Medtronic PLC	9,095	828,373
Merck & Co., Inc.	17,449	1,451,233
Mettler-Toledo International, Inc.*	169	122,187
Mylan NV*	3,464	98,170
Nektar Therapeutics Cl A*	1,184	39,782
PerkinElmer, Inc.	749	72,174
Perrigo Co. PLC	840	40,454
Pfizer, Inc.	37,581	1,596,065
Quest Diagnostics, Inc.	908	81,647
Regeneron Pharmaceuticals, Inc.*	532	218,450
ResMed, Inc.	967	100,539
Stryker Corp.	2,093	413,409
Teleflex, Inc.	311	93,972
Thermo Fisher Scientific, Inc.	2,731	747,529
UnitedHealth Group, Inc.	6,526	1,613,619
Universal Health Svcs., Inc. Cl B	566	75,714
Varian Medical Systems, Inc.*	616	87,300
Vertex Pharmaceuticals, Inc.*	1,735	319,153
Waters Corp.*	485	122,079
WellCare Health Plans, Inc.*	339	91,445
Zimmer Biomet Hldgs., Inc.	1,388	177,248
Zoetis, Inc. Cl A	3,238	325,970

		23,319,509

INDUSTRIALS (5.1%)
3M Co.	3,899	810,134
Alaska Air Group, Inc.	837	46,972
Allegion PLC	641	58,145
American Airlines Group, Inc.	2,718	86,324
AMETEK, Inc.	1,541	127,857
AO Smith Corp.	963	51,347
Arconic, Inc.	2,921	55,820
Boeing Co.	3,498	1,334,207
Caterpillar, Inc.	3,917	530,714
CH Robinson Worldwide, Inc.	929	80,814
Cintas Corp.	575	116,213
Copart, Inc.*	1,365	82,705
CSX Corp.	5,250	392,805
Cummins, Inc.	984	155,344
Deere & Co.	2,160	345,254
Delta Air Lines, Inc.	4,199	216,878
Dover Corp.	982	92,112

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Eaton Corp. PLC	2,874	231,529
Emerson Electric Co.	4,166	285,246
Equifax, Inc.	819	97,052
Expeditors International of Washington, Inc.	1,165	88,424
Fastenal Co.	1,935	124,440
FedEx Corp.	1,624	294,610
Flowserve Corp.	886	39,994
Fluor Corp.	948	34,886
Fortive Corp.	1,998	167,612
Fortune Brands Home & Security, Inc.	955	45,468
General Dynamics Corp.	1,830	309,782
General Electric Co.	58,796	587,372
Harris Corp.	800	127,768
Honeywell International, Inc.	4,951	786,813
Huntington Ingalls Industries, Inc.	282	58,430
IHS Markit Ltd.*	2,465	134,047
Illinois Tool Works, Inc.	2,047	293,806
Ingersoll-Rand PLC	1,641	177,146
Jacobs Engineering Group, Inc.	795	59,776
JB Hunt Transport Svcs., Inc.	589	59,660
Johnson Controls International PLC	6,169	227,883
Kansas City Southern	684	79,330
L-3 Technologies, Inc.	538	111,027
Lockheed Martin Corp.	1,675	502,768
Masco Corp.	1,995	78,423
Nielsen Hldgs. PLC	2,398	56,761
Norfolk Southern Corp.	1,812	338,645
Northrop Grumman Corp.	1,152	310,579
PACCAR, Inc.	2,355	160,470
Parker-Hannifin Corp.	876	150,339
Pentair PLC	1,072	47,715
Quanta Svcs., Inc.	957	36,117
Raytheon Co.	1,913	348,319
Republic Svcs., Inc. Cl A	1,465	117,757
Robert Half International, Inc.	810	52,780
Rockwell Automation, Inc.	811	142,298
Rollins, Inc.	1,001	41,662
Roper Technologies, Inc.	703	240,405
Snap-on, Inc.	376	58,852
Southwest Airlines Co.	3,379	175,404
Stanley Black & Decker, Inc.	1,030	140,255
Textron, Inc.	1,588	80,448
TransDigm Group, Inc.*	330	149,817
Union Pacific Corp.	4,887	817,106
United Continental Hldgs., Inc.*	1,527	121,824
United Parcel Svcs., Inc. Cl B	4,710	526,295
United Rentals, Inc.*	541	61,809
United Technologies Corp.	5,487	707,219
Verisk Analytics, Inc. Cl A	1,112	147,896
Wabtec Corp.	947	69,813
Waste Management, Inc.	2,654	275,777
WW Grainger, Inc.	306	92,085
Xylem, Inc.	1,219	96,350

		15,151,734

INFORMATION TECHNOLOGY (11.5%)
Accenture PLC Cl A	4,318	760,054
Adobe, Inc.*	3,318	884,214
Advanced Micro Devices, Inc.*	6,020	153,630
Akamai Technologies, Inc.*	1,110	79,598
Alliance Data Systems Corp.	308	53,894
Amphenol Corp. Cl A	2,022	190,958
Analog Devices, Inc.	2,506	263,807
ANSYS, Inc.*	568	103,779

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Apple, Inc.	30,364	5,767,642
Applied Materials, Inc.	6,452	255,886
Arista Networks, Inc.*	355	111,633
Autodesk, Inc.*	1,482	230,925
Automatic Data Processing, Inc.	2,958	472,511
Broadcom, Inc.	2,722	818,533
Broadridge Financial Solutions, Inc.	785	81,397
Cadence Design Systems, Inc.*	1,902	120,796
Cisco Systems, Inc.	29,853	1,611,763
Citrix Systems, Inc.	854	85,110
Cognizant Technology Solutions Corp. Cl A	3,881	281,178
Corning, Inc.	5,344	176,886
DXC Technology Co.	1,831	117,752
F5 Networks, Inc.*	403	63,243
Fidelity National Information Svcs., Inc.	2,190	247,689
Fiserv, Inc.*	2,667	235,443
FleetCor Technologies, Inc.*	582	143,515
FLIR Systems, Inc.	920	43,774
Fortinet, Inc.*	982	82,459
Gartner, Inc.*	609	92,373
Global Payments, Inc.	1,067	145,667
Hewlett Packard Enterprise Co.	9,373	144,625
HP, Inc.	10,426	202,577
Intel Corp.	30,572	1,641,716
International Business Machines Corp.	6,037	851,821
Intuit, Inc.	1,753	458,252
IPG Photonics Corp.*	241	36,579
Jack Henry & Associates, Inc.	524	72,700
Juniper Networks, Inc.	2,366	62,628
Keysight Technologies, Inc.*	1,273	111,006
KLA-Tencor Corp.	1,123	134,097
Lam Research Corp.	1,041	186,349
Mastercard, Inc. Cl A	6,126	1,442,367
Maxim Integrated Products, Inc.	1,862	99,003
Microchip Technology, Inc.	1,613	133,814
Micron Technology, Inc.*	7,651	316,216
Microsoft Corp.	52,107	6,145,500
Motorola Solutions, Inc.	1,110	155,866
NetApp, Inc.	1,676	116,214
NVIDIA Corp.	4,129	741,403
Oracle Corp.	17,319	930,203
Paychex, Inc.	2,169	173,954
PayPal Hldgs., Inc.*	7,975	828,124
Qorvo, Inc.*	837	60,038
QUALCOMM, Inc.	8,205	467,931
Red Hat, Inc.*	1,202	219,605
Salesforce.com, Inc.*	5,194	822,574
Seagate Technology PLC	1,753	83,951
Skyworks Solutions, Inc.	1,185	97,739
Symantec Corp.	4,331	99,570
Synopsys, Inc.*	1,016	116,992
TE Connectivity Ltd.	2,299	185,644
Texas Instruments, Inc.	6,359	674,499
Total System Svcs., Inc.	1,106	105,081
VeriSign, Inc.*	713	129,452
Visa, Inc. Cl A	11,863	1,852,882
Western Digital Corp.	1,975	94,919
Western Union Co.	2,966	54,782
Xerox Corp.	1,358	43,429
Xilinx, Inc.	1,719	217,952

		33,988,163

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	1,487	283,958

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Albemarle Corp.	717	58,780
Avery Dennison Corp.	569	64,297
Ball Corp.	2,258	130,648
Celanese Corp. Cl A	870	85,791
CF Industries Hldgs., Inc.	1,509	61,688
DowDuPont, Inc.	15,273	814,204
Eastman Chemical Co.	945	71,707
Ecolab, Inc.	1,714	302,590
FMC Corp.	913	70,137
Freeport-McMoRan, Inc.	9,790	126,193
International Flavors & Fragrances, Inc.	685	88,221
International Paper Co.	2,707	125,253
Linde PLC	3,735	657,098
LyondellBasell Industries NV Cl A	2,064	173,541
Martin Marietta Materials, Inc.	423	85,099
Mosaic Co.	2,414	65,926
Newmont Mining Corp.	3,624	129,630
Nucor Corp.	2,071	120,843
Packaging Corp. of America	638	63,404
PPG Industries, Inc.	1,598	180,366
Sealed Air Corp.	1,053	48,501
Sherwin-Williams Co.	554	238,613
Vulcan Materials Co.	893	105,731
WestRock Co.	1,728	66,269

		4,218,488

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	766	109,201
American Tower Corp.	2,993	589,801
Apartment Investment & Management Co. Cl A	1,056	53,106
AvalonBay Communities, Inc.	941	188,887
Boston Properties, Inc.	1,049	140,440
CBRE Group, Inc. Cl A*	2,124	105,032
Crown Castle International Corp.	2,823	361,344
Digital Realty Trust, Inc.	1,412	168,028
Duke Realty Corp.	2,438	74,554
Equinix, Inc.	567	256,942
Equity Residential	2,508	188,903
Essex Property Trust, Inc.	446	129,001
Extra Space Storage, Inc.	863	87,948
Federal Realty Investment Trust	506	69,752
HCP, Inc.	3,241	101,443
Host Hotels & Resorts, Inc.	5,029	95,048
Iron Mountain, Inc.	1,945	68,970
Kimco Realty Corp.	2,862	52,947
Macerich Co.	721	31,255
Mid-America Apartment Communities, Inc.	773	84,512
Prologis, Inc.	4,286	308,378
Public Storage	1,019	221,918
Realty Income Corp.	2,065	151,901
Regency Centers Corp.	1,141	77,006
SBA Communications Corp. Cl A*	764	152,540
Simon Property Group, Inc.	2,109	384,281
SL Green Realty Corp.	569	51,165
UDR, Inc.	1,872	85,101
Ventas, Inc.	2,416	154,165
Vornado Realty Trust	1,180	79,579
Welltower, Inc.	2,620	203,312
Weyerhaeuser Co.	5,053	133,096

		4,959,556

UTILITIES (1.8%)
AES Corp.	4,478	80,962
Alliant Energy Corp.	1,604	75,597
Ameren Corp.	1,661	122,167

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

American Electric Power Co., Inc.	3,352	280,730
American Water Works Co., Inc.	1,225	127,719
Atmos Energy Corp.	793	81,623
CenterPoint Energy, Inc.	3,406	104,564
CMS Energy Corp.	1,925	106,915
Consolidated Edison, Inc.	2,181	184,971
Dominion Energy, Inc.	5,429	416,187
DTE Energy Co.	1,234	153,929
Duke Energy Corp.	4,936	444,240
Edison International	2,211	136,905
Entergy Corp.	1,292	123,554
Evergy, Inc.	1,727	100,252
Eversource Energy	2,151	152,613
Exelon Corp.	6,584	330,056
FirstEnergy Corp.	3,410	141,890
NextEra Energy, Inc.	3,246	627,517
NiSource, Inc.	2,527	72,424
NRG Energy, Inc.	1,913	81,264
Pinnacle West Capital Corp.	760	72,641
PPL Corp.	4,895	155,367
Public Svcs. Enterprise Group, Inc.	3,437	204,192
Sempra Energy	1,860	234,100
Southern Co.	7,026	363,104
WEC Energy Group, Inc.	2,139	169,152
Xcel Energy, Inc.	3,488	196,060

		5,340,695

TOTAL INDEX ASSETS - COMMON STOCKS (Cost: $94,548,567) 53.9%		160,172,857

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
Cargill Global Funding PLC†	A-1	2.40	04/01/2019	2,800,000	2,800,000

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.9%) (Cost: $2,800,000) 0.9%					2,800,000

TOTAL INDEX ASSETS (Cost: $97,348,567) 54.8%					162,972,857

				Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.2%)
CBS Corp. Cl B				4,445	211,271
CenturyLink, Inc.				5,951	71,352
Discovery, Inc. Cl A*				4,509	121,834
Discovery, Inc. Cl C*				22,435	570,298
Lions Gate Entertainment Corp. Cl A				2,368	37,036
Lions Gate Entertainment Corp. Cl B				34,093	514,804
MSG Networks, Inc. Cl A*				15,199	330,578
Nexstar Media Group, Inc. Cl A				2,330	252,502
ORBCOMM, Inc.*				49,119	333,027
Shenandoah Telecommunications Co.				8,974	398,087
Take-Two Interactive Software, Inc.*				3,524	332,559
World Wrestling Entertainment, Inc. Cl A				2,708	235,000
Zayo Group Hldgs., Inc.*				4,484	127,435
Zynga, Inc. Cl A*				25,225	134,449

					3,670,232

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

CONSUMER DISCRETIONARY (4.3%)
American Axle & Manufacturing Hldgs., Inc.*	14,828	212,189
AutoZone, Inc.*	906	927,852
Belmond Ltd. Cl A*	30,706	765,501
Bloomin’ Brands, Inc.	28,319	579,124
BorgWarner, Inc.	8,356	320,954
Bright Horizons Family Solutions, Inc.*	1,968	250,152
Dave & Buster’s Entertainment, Inc.	17,265	861,005
Etsy, Inc.*	6,051	406,748
Expedia Group, Inc.	1,151	136,969
Five Below, Inc.*	8,423	1,046,559
Grand Canyon Education, Inc.*	2,944	337,117
Haverty Furniture Cos., Inc.	14,186	310,390
Houghton Mifflin Harcourt Co.*	13,879	100,900
Lithia Motors, Inc. Cl A	12,709	1,178,761
Marriott International, Inc. Cl A	2,882	360,509
Marriott Vacations Worldwide Corp.	4,480	418,880
NVR, Inc.*	107	296,069
Playa Hotels & Resorts NV*	34,774	265,326
Qurate Retail, Inc.*	4,318	69,002
Ralph Lauren Corp. Cl A	5,272	683,672
Red Rock Resorts, Inc. Cl A	21,806	563,685
Sleep Number Corp.*	9,198	432,306
Stamps.com, Inc.*	3,871	315,138
Steven Madden Ltd.	14,598	493,996
Taylor Morrison Home Corp. Cl A*	3,067	54,439
Thor Industries, Inc.	5,613	350,083
Tractor Supply Co.	6,451	630,650
Unifi, Inc.*	7,431	143,790
Weight Watchers International, Inc.*	3,642	73,386
ZAGG, Inc.*	12,592	114,209

		12,699,361

CONSUMER STAPLES (1.0%)
Church & Dwight Co., Inc.	9,665	688,438
Constellation Brands, Inc. Cl A	5,041	883,839
Crimson Wine Group Ltd.*	40,852	336,212
Ingredion, Inc.	1,211	114,670
JM Smucker Co.	3,154	367,441
Orchids Paper Products Co.*	24,368	30,216
Vector Group Ltd.	49,869	538,087

		2,958,903

ENERGY (1.9%)
Abraxas Petroleum Corp.*	45,160	56,450
Baker Hughes, a GE Co. Cl A	4,562	126,458
C&J Energy Svcs., Inc.*	5,255	81,558
Callon Petroleum Co.*	20,268	153,023
Carrizo Oil & Gas, Inc.*	10,312	128,591
Cheniere Energy, Inc.*	3,865	264,211
Continental Resources, Inc.*	7,874	352,519
CrossAmerica Partners LP*	9,081	165,819
Devon Energy Corp.	8,496	268,134
Hess Corp.	1,997	120,279
Kosmos Energy Ltd.	89,961	560,457
Matrix Svcs. Co.*	5,894	115,405
MPLX LP	4,207	138,368
Noble Energy, Inc.	6,609	163,441
PBF Energy, Inc. Cl A	27,069	842,929
PDC Energy, Inc.*	5,576	226,832
ProPetro Hldgs. Corp.*	12,912	291,036
Range Resources Corp.	28,743	323,071
Whiting Petroleum Corp.*	16,576	433,297
Williams Cos., Inc.	26,893	772,367

		5,584,245

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FINANCIALS (7.3%)
Allegiance Bancshares, Inc.*	3,470	117,008
American Equity Investment Life Hldgs. Co.	11,740	317,215
American Financial Group, Inc.	3,202	308,064
Ameriprise Financial, Inc.	4,486	574,656
AMERISAFE, Inc.	3,238	192,337
Argo Group International Hldgs. Ltd.	1,840	130,014
Associated Banc-Corp.	12,426	265,295
BancFirst Corp.	8,935	465,960
Bank of Marin Bancorp	7,642	310,953
BankUnited, Inc.	5,982	199,799
Banner Corp.	7,217	390,945
Blackstone Mortgage Trust, Inc. Cl A	7,020	242,611
Brookline Bancorp, Inc.	27,702	398,909
Brown & Brown, Inc.	10,450	308,380
Bryn Mawr Bank Corp.	7,895	285,246
Cadence BanCorporation Cl A	10,224	189,655
Cboe Global Markets, Inc.	3,128	298,536
CenterState Bank Corp.	6,836	162,765
Citizens Financial Group, Inc.	3,303	107,348
Columbia Banking System, Inc.	4,111	134,389
Dime Community Bancshares, Inc.	12,396	232,177
Discover Financial Svcs.	6,347	451,653
East West Bancorp, Inc.	6,593	316,266
Ellington Financial, Inc.*	24,301	434,988
Enterprise Financial Svcs. Corp.	8,869	361,589
Everest Re Group Ltd.	1,866	402,981
Fifth Third Bancorp	30,798	776,727
First Interstate BancSystem, Inc. Cl A	9,690	385,856
First Merchants Corp.	8,326	306,813
First Republic Bank	3,514	353,017
Flushing Financial Corp.	9,569	209,848
Glacier Bancorp, Inc.	6,629	265,624
Great Southern Bancorp, Inc.	3,459	179,522
Hartford Financial Svcs. Group, Inc.	13,064	649,542
Heritage Financial Corp.	10,920	329,129
IBERIABANK Corp.	3,615	259,232
Investors Bancorp, Inc.	12,663	150,057
iShares Micro-Cap ETF	3,662	339,687
iShares Russell 2000 ETF	2,110	323,020
iShares Russell 2000 Growth ETF	855	168,144
iShares Russell Mid-Cap ETF	2,302	124,193
KeyCorp	32,723	515,388
Lincoln National Corp.	4,086	239,848
Marlin Business Svcs. Corp.	14,708	316,222
Moelis & Co. Cl A	8,285	344,739
NMI Hldgs., Inc. Cl A*	29,147	754,032
Northfield Bancorp, Inc.	20,428	283,949
Pinnacle Financial Partners, Inc.	8,362	457,401
Primerica, Inc.	2,002	244,544
Principal Financial Group, Inc.	4,617	231,727
Progressive Corp.	10,935	788,304
Raymond James Financial, Inc.	4,479	360,157
Reinsurance Group of America, Inc. Cl A	5,456	774,643
S&T Bancorp, Inc.	2,994	118,353
Selective Insurance Group, Inc.	8,900	563,192
Starwood Property Trust, Inc.	36,445	814,547
Sterling Bancorp	6,444	120,052
Stock Yards Bancorp, Inc.	16,282	550,494
SVB Financial Group*	1,624	361,112
Synchrony Financial	4,028	128,493
TriCo Bancshares	5,406	212,402
TriState Capital Hldgs., Inc.*	10,904	222,769
UMB Financial Corp.	3,011	192,824

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

United Financial Bancorp, Inc.	5,232	75,079
United Insurance Hldgs., Corp.	8,573	136,311
Voya Financial, Inc.	6,793	339,378
Wintrust Financial Corp.	1,312	88,337
Zions Bancorporation	5,372	243,942

		21,898,389

HEALTH CARE (5.6%)
ABIOMED, Inc.*	558	159,359
ACADIA Pharmaceuticals, Inc.*	5,998	161,046
Acceleron Pharma, Inc.*	3,235	150,654
Agilent Technologies, Inc.	5,694	457,684
Agios Pharmaceuticals, Inc.*	2,280	153,763
Alder Biopharmaceuticals, Inc.*	6,072	82,883
Align Technology, Inc.*	1,068	303,664
Alnylam Pharmaceuticals, Inc.*	1,220	114,009
Amicus Therapeutics, Inc.*	11,339	154,210
Aptinyx, Inc.*	3,574	14,475
Array BioPharma, Inc.*	9,823	239,485
Avanos Medical, Inc.*	2,761	117,839
AxoGen, Inc.*	4,806	101,214
BioMarin Pharmaceutical, Inc.*	1,204	106,951
Blueprint Medicines Corp.*	2,408	192,760
Boston Scientific Corp.*	10,688	410,205
Cambrex Corp.*	3,444	133,799
CareDx, Inc.*	3,553	111,991
Centene Corp.*	9,018	478,856
Chemed Corp.	870	278,461
Editas Medicine, Inc.*	3,706	90,612
Edwards Lifesciences Corp.*	3,354	641,721
Emergent BioSolutions, Inc.*	7,949	401,583
Encompass Health Corp.	2,670	155,928
Evolent Health, Inc. Cl A*	8,270	104,037
Exact Sciences Corp.*	7,853	680,227
FibroGen, Inc.*	2,010	109,244
Flexion Therapeutics, Inc.*	5,025	62,712
Global Blood Therapeutics, Inc.*	1,560	82,571
Globus Medical, Inc. Cl A*	4,174	206,237
HealthEquity, Inc.*	2,490	184,210
Hill-Rom Hldgs., Inc.	4,254	450,328
Horizon Pharma PLC*	10,456	276,352
Humana, Inc.	843	224,238
ICU Medical, Inc.*	699	167,292
Inogen, Inc.*	1,128	107,577
Insulet Corp.*	1,660	157,849
Intersect ENT, Inc.*	4,472	143,775
iRhythm Technologies, Inc.*	2,303	172,633
Karyopharm Therapeutics, Inc.*	12,361	72,188
LHC Group, Inc.*	1,876	207,973
LivaNova PLC*	2,702	262,770
Madrigal Pharmaceuticals, Inc.*	802	100,459
Masimo Corp.*	1,081	149,481
Medicines Co.*	4,878	136,340
Medidata Solutions, Inc.*	2,874	210,492
Mettler-Toledo International, Inc.*	485	350,655
Neogen Corp.*	2,783	159,716
NeoGenomics, Inc.*	5,028	102,873
Neurocrine Biosciences, Inc.*	3,911	344,559
Omnicell, Inc.*	2,901	234,517
Pacific Biosciences of California, Inc.*	17,117	123,756
Pacira Pharmaceuticals, Inc.*	4,662	177,436
Penumbra, Inc.*	765	112,463
PetIQ, Inc. Cl A*	4,483	140,811
Portola Pharmaceuticals, Inc.*	4,450	154,415

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

PRA Health Sciences, Inc.*	1,475	162,678
Quidel Corp.*	3,038	198,898
Repligen Corp.*	4,611	272,418
Sage Therapeutics, Inc.*	861	136,942
Sientra, Inc.*	19,888	170,639
Spark Therapeutics, Inc.*	1,873	213,297
STAAR Surgical Co.*	4,307	147,256
Supernus Pharmaceuticals, Inc.*	22,474	787,488
Tabula Rasa HealthCare, Inc.*	2,834	159,894
Tactile Systems Technology, Inc.*	3,719	196,066
Ultragenyx Pharmaceutical, Inc.*	2,022	140,246
Veeva Systems, Inc. Cl A*	2,885	365,991
Vericel Corp.*	21,780	381,368
Waters Corp.*	760	191,300
WellCare Health Plans, Inc.*	396	106,821
Wright Medical Group NV*	15,208	478,292
Xencor, Inc.*	5,012	155,673
Zimmer Biomet Hldgs., Inc.	3,553	453,718
Zoetis, Inc. Cl A	3,020	304,024
Zogenix, Inc.*	2,844	156,448

		16,562,795

INDUSTRIALS (6.4%)
AAR Corp.	11,269	366,355
Advanced Disposal Svcs., Inc.*	6,468	181,104
Aerovironment, Inc.*	2,709	185,323
Alaska Air Group, Inc.	8,799	493,800
Altra Industrial Motion Corp.	11,472	356,206
ASGN, Inc.*	3,231	205,136
BG Staffing, Inc.	4,411	96,336
Brink’s Co.	10,208	769,784
Builders FirstSource, Inc.*	6,206	82,788
Carlisle Cos., Inc.	5,974	732,531
CH Robinson Worldwide, Inc.	2,330	202,686
Copart, Inc.*	3,001	181,831
Daseke, Inc.*	30,873	157,144
Dover Corp.	3,676	344,808
Echo Global Logistics, Inc.*	10,756	266,534
EMCOR Group, Inc.	4,959	362,404
Encore Wire Corp.	8,322	476,185
EnerSys	2,242	146,089
EnPro Industries, Inc.	3,262	210,236
Exponent, Inc.	3,993	230,476
Fortive Corp.	2,210	185,397
Generac Hldgs., Inc.*	3,738	191,498
Gorman-Rupp Co.	9,495	322,260
Harris Corp.	3,227	515,384
HD Supply Hldgs., Inc.*	5,005	216,967
Heidrick & Struggles International, Inc.	3,528	135,228
Hyster-Yale Materials Handling, Inc.	3,216	200,550
ICF International, Inc.	2,584	196,591
John Bean Technologies Corp.	1,913	175,786
Kirby Corp.*	4,398	330,334
Knight-Swift Transportation Hldgs., Inc. Cl A	7,117	232,584
Knoll, Inc.	8,416	159,147
Kratos Defense & Security Solutions, Inc.*	17,843	278,886
L-3 Technologies, Inc.	4,610	951,366
Lennox International, Inc.	2,094	553,654
Lincoln Electric Hldgs., Inc.	3,242	271,907
LSC Communications, Inc.	20,831	136,026
Miller Industries, Inc.	19,592	604,413
Mueller Industries, Inc.	43,284	1,356,520
Old Dominion Freight Line, Inc.	6,333	914,422
Oshkosh Corp.	2,752	206,758

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Republic Svcs., Inc. Cl A	1,130	90,829
Robert Half International, Inc.	4,841	315,439
Rockwell Automation, Inc.	2,874	504,272
Roper Technologies, Inc.	789	269,814
Simpson Manufacturing Co., Inc.	4,783	283,488
Spirit Airlines, Inc.*	6,714	354,902
Stanley Black & Decker, Inc.	4,091	557,072
Teledyne Technologies, Inc.*	2,325	551,048
Trex Co., Inc.*	9,483	583,394
United Rentals, Inc.*	4,154	474,595
Universal Forest Products, Inc.	7,378	220,528
VSE Corp.	10,094	318,769
Wabtec Corp.	3,243	239,074
XPO Logistics, Inc.*	1,554	83,512

		19,030,170

INFORMATION TECHNOLOGY (6.9%)
Aerohive Networks, Inc.*	20,348	92,176
Altair Engineering, Inc. Cl A*	4,012	147,682
Amphenol Corp. Cl A	4,815	454,728
Analog Devices, Inc.	4,065	427,922
Anixter International, Inc.*	2,666	149,589
Ciena Corp.*	5,730	213,958
Coherent, Inc.*	1,144	162,128
Comtech Telecommunications Corp.	2,558	59,397
Conduent, Inc.*	10,665	147,497
Cornerstone OnDemand, Inc.*	2,924	160,177
Cray, Inc.*	13,687	356,546
Cypress Semiconductor Corp.	23,748	354,320
DXC Technology Co.	6,719	432,098
Entegris, Inc.	5,174	184,660
EPAM Systems, Inc.*	3,716	628,487
Euronet Worldwide, Inc.*	3,000	427,770
Everspin Technologies, Inc.*	22,473	172,143
F5 Networks, Inc.*	443	69,520
Fidelity National Information Svcs., Inc.	2,009	227,218
Five9, Inc.*	11,969	632,322
Global Payments, Inc.	3,877	529,288
Globant S.A.*	3,202	228,623
Guidewire Software, Inc.*	2,767	268,842
HubSpot, Inc.*	1,479	245,825
II-VI, Inc.*	8,275	308,161
Integrated Device Technology, Inc.*	2,341	114,686
Itron, Inc.*	2,329	108,648
KEMET Corp.	4,790	81,286
KLA-Tencor Corp.	1,945	232,253
LogMeIn, Inc.	7,546	604,435
Lumentum Hldgs., Inc.*	5,174	292,538
ManTech International Corp. Cl A	2,750	148,555
MaxLinear, Inc. Cl A*	15,115	385,886
Microchip Technology, Inc.	2,422	200,930
MKS Instruments, Inc.	3,073	285,943
Motorola Solutions, Inc.	1,385	194,482
New Relic, Inc.*	5,731	565,650
Nutanix, Inc. Cl A*	4,445	167,754
Palo Alto Networks, Inc.*	963	233,893
Perficient, Inc.*	11,160	305,672
Perspecta, Inc.	9,913	200,441
Plexus Corp.*	2,371	144,512
Pluralsight, Inc. Cl A*	2,330	73,954
Proofpoint, Inc.*	7,660	930,154
PTC, Inc.*	6,632	611,338
Pure Storage, Inc. Cl A*	10,271	223,805
Q2 Hldgs., Inc.*	4,059	281,126

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Qorvo, Inc.*	1,651	118,426
Rapid7, Inc.*	12,779	646,745
RealPage, Inc.*	4,300	260,967
Richardson Electronics Ltd.*	41,267	279,790
Rogers Corp.*	1,102	175,086
SailPoint Technologies Hldg., Inc.*	5,265	151,211
Science Applications International Corp.	1,310	100,804
Sequans Communications S.A. ADR*	67,510	74,261
ServiceNow, Inc.*	2,205	543,510
Splunk, Inc.*	3,944	491,422
SYNNEX Corp.	5,569	531,227
Synopsys, Inc.*	2,284	263,003
ViaSat, Inc.*	12,796	991,690
Western Digital Corp.	1,762	84,682
Worldpay, Inc. Cl A*	6,377	723,790
Xilinx, Inc.	2,853	361,732
Xperi Corp.	13,828	323,575
Xura, Inc.*	11,415	285,375	††
Zendesk, Inc.*	5,139	436,815

		20,313,129

MATERIALS (2.1%)
Ashland Global Hldgs., Inc.	5,602	437,684
Berry Global Group, Inc.*	6,713	361,629
Boise Cascade Co.	5,060	135,406
Cleveland-Cliffs, Inc.	17,840	178,222
Crown Hldgs., Inc.*	15,624	852,602
Eastman Chemical Co.	1,274	96,671
Ferro Corp.*	17,354	328,511
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,586	121,836
Freeport-McMoRan, Inc.	10,487	135,178
Ingevity Corp.*	1,738	183,550
International Paper Co.	4,253	196,786
Kaiser Aluminum Corp.	2,221	232,605
Livent Corp.*	5,388	66,165
Minerals Technologies, Inc.	2,220	130,514
Mosaic Co.	1,882	51,398
Nucor Corp.	2,469	144,066
Olin Corp.	22,565	522,154
Packaging Corp. of America	8,168	811,735
Steel Dynamics, Inc.	18,350	647,204
U.S. Concrete, Inc.*	7,672	317,774
Vulcan Materials Co.	3,436	406,824

		6,358,514

REAL ESTATE (3.8%)
Alexander’s, Inc.	678	255,043
Apartment Investment & Management Co.	4,863	244,561
AvalonBay Communities, Inc.	1,316	264,161
Brandywine Realty Trust	52,277	829,113
Camden Property Trust	3,212	326,018
Chatham Lodging Trust	8,125	156,325
Chesapeake Lodging Trust	10,886	302,740
Cousins Properties, Inc.	30,085	290,621
Duke Realty Corp.	30,649	937,246
Easterly Government Properties, Inc.	23,189	417,634
Equity LifeStyle Properties, Inc.	1,051	120,129
Essex Property Trust, Inc.	563	162,842
Extra Space Storage, Inc.	2,138	217,884
GEO Group, Inc.	23,555	452,256
Highwoods Properties, Inc.	6,759	316,186
Host Hotels & Resorts, Inc.	26,588	502,513
JBG SMITH Properties	5,957	246,322
Kilroy Realty Corp.	9,168	696,401

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Macerich Co.	2,368	102,653
Medical Properties Trust, Inc.	19,832	367,090
Pebblebrook Hotel Trust	7,607	236,273
Pennsylvania REIT	12,018	75,593
Prologis, Inc.	4,165	299,671
QTS Realty Trust, Inc. Cl A	4,403	198,091
Regency Centers Corp.	1,098	74,104
RLJ Lodging Trust	7,068	124,185
Sabra Health Care REIT, Inc.	12,289	239,267
SBA Communications Corp. Cl A*	2,793	557,651
Summit Hotel Properties, Inc.	5,692	64,946
Sun Communities, Inc.	3,290	389,931
Terreno Realty Corp.	26,350	1,107,753
Urstadt Biddle Properties, Inc. Cl A	4,411	91,043
Vornado Realty Trust	1,997	134,678
Welltower, Inc.	3,510	272,376
Weyerhaeuser Co.	9,137	240,669

		11,313,969

UTILITIES (2.7%)
AES Corp.	10,941	197,814
Ameren Corp.	4,682	344,361
Avista Corp.	7,187	291,936
Black Hills Corp.	3,940	291,836
Chesapeake Utilities Corp.	2,633	240,156
Consolidated Edison, Inc.	3,630	307,860
Edison International	6,989	432,759
Entergy Corp.	2,891	276,466
Evergy, Inc.	11,533	669,491
Eversource Energy	2,720	192,984
FirstEnergy Corp.	6,251	260,104
IDACORP, Inc.	3,168	315,343
NiSource, Inc.	23,823	682,767
Northwest Natural Hldg. Co.	3,022	198,334
NorthWestern Corp.	4,299	302,693
PG&E Corp.*	1,654	29,441
PNM Resources, Inc.	6,677	316,089
Portland General Electric Co.	6,447	334,212
PPL Corp.	7,331	232,686
Public Svc. Enterprise Group, Inc.	6,662	395,790
Sempra Energy	5,863	737,916
Suburban Propane Partners LP	8,029	179,930
UGI Corp.	12,087	669,862

		7,900,830

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $110,808,120) 43.2%		128,290,537

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.2%)
U.S. Treasury Bill (1)	A-1+	2.40	05/16/2019	700,000	697,914

COMMERCIAL PAPER (1.9%)
Cargill Global Funding PLC†	A-1	2.40	04/01/2019	2,500,000	2,500,000
Wisconsin Power&Light Co.	A-1	2.40	04/01/2019	3,200,000	3,200,000

					5,700,000

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $6,397,914) 2.1%					6,397,914

TOTAL ACTIVE ASSETS (Cost: $117,206,034) 45.3%					134,688,451

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	1.68	4/01/19	300,445	300,445

TOTAL TEMPORARY CASH INVESTMENT (Cost: $300,445) 0.1%				300,445

TOTAL INVESTMENTS (Cost: $214,855,046) 100.2%				297,961,753

OTHER NET ASSETS (0.2)%				(554,354)

NET ASSETS 100.0%				$297,407,399

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
MSG Networks, Inc. Cl A*	144,347	3,139,547
ORBCOMM, Inc.*	410,005	2,779,834
Shenandoah Telecommunications Co.	45,563	2,021,175

		7,940,556

CONSUMER DISCRETIONARY (7.6%)
Belmond Ltd. Cl A*	249,150	6,211,309
Dave & Buster’s Entertainment, Inc.	76,273	3,803,735
Houghton Mifflin Harcourt Co.*	202,072	1,469,063
Lithia Motors, Inc. Cl A	86,388	8,012,487
Marriott Vacations Worldwide Corp.	37,998	3,552,813
Playa Hotels & Resorts NV*	507,975	3,875,849
Red Rock Resorts, Inc. Cl A	53,540	1,384,009
Sleep Number Corp.*	57,198	2,688,306
Stamps.com, Inc.*	24,180	1,968,494
Unifi, Inc.*	105,194	2,035,504
ZAGG, Inc.*	127,381	1,155,346

		36,156,915

CONSUMER STAPLES (1.9%)
Crimson Wine Group Ltd.*	592,228	4,874,036
Orchids Paper Products Co.*	354,499	439,579
Vector Group Ltd.	327,821	3,537,189

		8,850,804

ENERGY (5.9%)
Abraxas Petroleum Corp.*	662,808	828,510
C&J Energy Svcs., Inc.*	76,108	1,181,196
Callon Petroleum Co.*	292,216	2,206,231
Carrizo Oil & Gas, Inc.*	149,399	1,863,006
CrossAmerica Partners LP*	129,778	2,369,746
Matrix Svcs. Co.*	85,362	1,671,388
PBF Energy, Inc. Cl A	223,763	6,967,980
PDC Energy, Inc.*	80,854	3,289,141
ProPetro Hldg. Corp.*	185,869	4,189,488
Range Resources Corp.	132,569	1,490,075
Whiting Petroleum Corp.*	66,974	1,750,700

		27,807,461

FINANCIALS (28.6%)
American Equity Investment Life Hldg. Co.	169,916	4,591,130
Argo Group International Hldgs. Ltd.	26,830	1,895,808
BancFirst Corp.	132,337	6,901,375
Bank of Marin Bancorp	110,842	4,510,161
Banner Corp.	100,938	5,467,811
Blackstone Mortgage Trust, Inc. Cl A	102,350	3,537,216
Brookline Bancorp, Inc.	425,093	6,121,339
Bryn Mawr Bank Corp.	119,232	4,307,852
Cadence Bancorporation Cl A	148,149	2,748,164
CenterState Bank Corp.	99,553	2,370,357
Columbia Banking System, Inc.	58,967	1,927,631
Dime Community Bancshares, Inc.	171,897	3,219,631
Ellington Financial, Inc.*	348,115	6,231,258
Enterprise Financial Svcs. Corp.	127,003	5,177,912
Fifth Third Bancorp	139,869	3,527,496
First Interstate BancSystem, Inc. Cl A	149,808	5,965,355
Flushing Financial Corp.	141,534	3,103,841
Glacier Bancorp, Inc.	95,926	3,843,755
Great Southern Bancorp, Inc.	52,585	2,729,161
IBERIABANK Corp.	52,767	3,783,922

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Investors Bancorp, Inc.	183,813	2,178,184
iShares Russell 2000 ETF	30,860	4,724,357
Marlin Business Svcs. Corp.	213,838	4,597,517
NMI Hldgs., Inc. Cl A*	424,479	10,981,272
Northfield Bancorp, Inc.	293,253	4,076,217
Selective Insurance Group, Inc.	130,679	8,269,367
Sterling Bancorp	92,479	1,722,884
Stock Yards Bancorp, Inc.	241,848	8,176,881
TriCo Bancshares	81,598	3,205,985
UMB Financial Corp.	43,537	2,788,109
United Financial Bancorp, Inc.	76,611	1,099,368
Wintrust Financial Corp.	19,041	1,282,031

		135,063,347

HEALTH CARE (5.1%)
Avanos Medical, Inc.*	40,046	1,709,163
Emergent BioSolutions, Inc.*	38,605	1,950,325
Exact Sciences Corp.*	18,638	1,614,423
LivaNova PLC*	11,840	1,151,440
Pacific Biosciences of California, Inc.*	247,947	1,792,657
Pacira Pharmaceuticals, Inc.*	40,326	1,534,808
Sientra, Inc.*	85,812	736,267
Supernus Pharmaceuticals, Inc.*	195,451	6,848,603
Vericel Corp.*	169,168	2,962,132
Wright Medical Group NV*	114,263	3,593,571

		23,893,389

INDUSTRIALS (13.3%)
AAR Corp.	102,710	3,339,102
Builders FirstSource, Inc.*	90,148	1,202,574
Daseke, Inc.*	447,024	2,275,352
EMCOR Group, Inc.	37,819	2,763,813
Encore Wire Corp.	120,757	6,909,715
Hyster-Yale Materials Handling, Inc.	49,472	3,085,074
ICF International, Inc.	37,567	2,858,097
Kratos Defense & Security Solutions, Inc.*	126,520	1,977,508
LSC Communications, Inc.	215,518	1,407,333
Miller Industries, Inc.	285,727	8,814,678
Mueller Industries, Inc.	479,757	15,035,584
Spirit Airlines, Inc.*	47,180	2,493,935
Trex Co., Inc.*	47,510	2,922,815
Universal Forest Products, Inc.	106,812	3,192,611
VSE Corp.	146,796	4,635,818

		62,914,009

INFORMATION TECHNOLOGY (11.3%)
Aerohive Networks, Inc.*	291,167	1,318,987
Anixter International, Inc.*	38,200	2,143,402
Ciena Corp.*	83,070	3,101,834
Comtech Telecommunications Corp.	37,033	859,906
Cray, Inc.*	98,968	2,578,116
Everspin Technologies, Inc.*	122,444	937,921
Five9, Inc.*	24,680	1,303,844
II-VI, Inc.*	44,237	1,647,386
KEMET Corp.	69,790	1,184,336
Lumentum Hldgs., Inc.*	33,638	1,901,893
ManTech International Corp. Cl A	40,180	2,170,524
MaxLinear, Inc. Cl A*	116,924	2,985,070
MKS Instruments, Inc.	9,455	879,788
Perficient, Inc.*	72,763	1,992,979
Perspecta, Inc.	92,392	1,868,166
Plexus Corp.*	34,078	2,077,054

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Proofpoint, Inc.*	24,106	2,927,192
Rapid7, Inc.*	20,330	1,028,901
Richardson Electronics Ltd.*	589,858	3,999,237
Rogers Corp.*	3,590	570,379
Sequans Communications S.A. ADR*	923,354	1,015,689
SYNNEX Corp.	52,152	4,974,779
ViaSat, Inc.*	57,121	4,426,877
Xperi Corp.	105,014	2,457,328
Xura, Inc.*	128,245	3,206,125	††

		53,557,713

MATERIALS (3.7%)
Berry Global Group, Inc.*	46,912	2,527,150
Boise Cascade Co.	73,311	1,961,802
Cleveland-Cliffs, Inc.	259,910	2,596,501
Ferro Corp.*	99,455	1,882,683
Kaiser Aluminum Corp.	32,218	3,374,191
Olin Corp.	127,060	2,940,168
U.S. Concrete, Inc.*	50,242	2,081,024

		17,363,519

REAL ESTATE (10.5%)
Alexander’s, Inc.	5,735	2,157,335
Chatham Lodging Trust	118,537	2,280,652
Chesapeake Lodging Trust	157,525	4,380,770
Cousins Properties, Inc.	448,906	4,336,432
Easterly Government Properties, Inc.	247,322	4,454,269
GEO Group, Inc.	240,170	4,611,264
Highwoods Properties, Inc.	99,070	4,634,495
JBG SMITH Properties	86,387	3,572,102
Medical Properties Trust, Inc.	288,149	5,333,638
Pennsylvania REIT	177,818	1,118,475
RLJ Lodging Trust	103,048	1,810,553
Sabra Health Care REIT, Inc.	178,991	3,484,955
Summit Hotel Properties, Inc.	86,488	986,828
Terreno Realty Corp.	119,475	5,022,729
Urstadt Biddle Properties, Inc. Cl A	64,310	1,327,359

		49,511,856

UTILITIES (6.3%)
Avista Corp.	104,800	4,256,976
Black Hills Corp.	57,480	4,257,544
IDACORP, Inc.	45,899	4,568,787
Northwest Natural Hldg. Co.	43,711	2,868,753
NorthWestern Corp.	62,630	4,409,778
PNM Resources, Inc.	95,951	4,542,320
Portland General Electric Co.	93,459	4,844,914

		29,749,072

TOTAL COMMON STOCKS (Cost: $407,193,686) 95.9%		452,808,641

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill	A-1+	2.39	04/16/19	8,000,000	7,992,063

COMMERCIAL PAPER (3.0%)
Cargill Global Funding PLC†	A-1	2.40	04/01/19	14,300,000	14,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $22,292,063) 4.7%					22,292,063

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	1.68	04/01/19	798,910	798,910

TOTAL TEMPORARY CASH INVESTMENT (Cost: $798,910) 0.2%				798,910

TOTAL INVESTMENTS (Cost: $430,284,659) 100.8%				475,899,614

OTHER NET ASSETS -0.8%				(3,700,097)

NET ASSETS 100.0%				$472,199,517

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.7%)
Lions Gate Entertainment Corp. Cl B	247,063	3,730,652
Nexstar Media Group, Inc. Cl A	39,565	4,287,659
ORBCOMM, Inc.*	357,736	2,425,450
Shenandoah Telecommunications Co.	98,420	4,365,911
Take-Two Interactive Software, Inc.*	21,760	2,053,491
World Wrestling Entertainment, Inc. Cl A	45,149	3,918,030

		20,781,193

CONSUMER DISCRETIONARY (14.2%)
American Axle & Manufacturing Hldgs., Inc.*	250,790	3,588,805
Belmond Ltd. Cl A*	228,354	5,692,865
Bloomin’ Brands, Inc.	484,138	9,900,622
Dave & Buster’s Entertainment, Inc.	96,187	4,796,846
Etsy, Inc.*	102,627	6,898,587
Five Below, Inc.*	85,942	10,678,293
Grand Canyon Education, Inc.*	23,323	2,670,717
Haverty Furniture Cos., Inc.	241,475	5,283,473
Lithia Motors, Inc. Cl A	49,950	4,632,862
Red Rock Resorts, Inc. Cl A	307,869	7,958,414
Sleep Number Corp.*	64,788	3,045,036
Stamps.com, Inc.*	16,794	1,367,200
Steven Madden Ltd.	247,887	8,388,496
Thor Industries, Inc.	41,842	2,609,686
Weight Watchers International, Inc.*	61,566	1,240,555
ZAGG, Inc.*	65,288	592,162

		79,344,619

CONSUMER STAPLES (0.5%)
Vector Group Ltd.	244,828	2,641,694

ENERGY (1.1%)
Kosmos Energy Ltd.	644,830	4,017,291
Whiting Petroleum Corp.*	88,854	2,322,643

		6,339,934

FINANCIALS (8.1%)
Allegiance Bancshares, Inc.*	58,940	1,987,457
AMERISAFE, Inc.	55,399	3,290,701
First Merchants Corp.	141,359	5,209,079
Heritage Financial Corp.	185,286	5,584,520
iShares Micro-Cap ETF	62,173	5,767,168
Moelis & Co. Cl A	140,163	5,832,182
Pinnacle Financial Partners, Inc.	38,416	2,101,355
Primerica, Inc.	33,939	4,145,649
S&T Bancorp, Inc.	50,776	2,007,175
Starwood Property Trust, Inc.	147,018	3,285,852
TriState Capital Hldgs., Inc.*	184,485	3,769,029
United Insurance Hldgs., Corp.	145,417	2,312,130

		45,292,297

HEALTH CARE (26.2%)
ACADIA Pharmaceuticals, Inc.*	101,203	2,717,301
Acceleron Pharma, Inc.*	55,132	2,567,497
Agios Pharmaceuticals, Inc.*	21,557	1,453,804
Alder Biopharmaceuticals, Inc.*	102,626	1,400,845
Amicus Therapeutics, Inc.*	195,666	2,661,058
Aptinyx, Inc.*	60,681	245,758
Array BioPharma, Inc.*	166,803	4,066,657
AxoGen, Inc.*	81,227	1,710,641
Blueprint Medicines Corp.*	40,915	3,275,246
Cambrex Corp.*	58,201	2,261,109

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

CareDx, Inc.*	60,693	1,913,043
Editas Medicine, Inc.*	62,713	1,533,333
Emergent BioSolutions, Inc.*	88,952	4,493,855
Evolent Health, Inc. Cl A*	140,292	1,764,873
Exact Sciences Corp.*	53,976	4,675,401
FibroGen, Inc.*	34,412	1,870,292
Flexion Therapeutics, Inc.*	83,472	1,041,731
Global Blood Therapeutics, Inc.*	26,505	1,402,910
Globus Medical, Inc. Cl A*	70,573	3,487,012
HealthEquity, Inc.*	42,196	3,121,660
Horizon Pharma PLC*	177,377	4,688,074
ICU Medical, Inc.*	11,833	2,831,992
Inogen, Inc.*	19,048	1,816,608
Insulet Corp.*	28,050	2,667,274
Intersect ENT, Inc.*	77,682	2,497,476
iRhythm Technologies, Inc.*	39,799	2,983,333
Karyopharm Therapeutics, Inc.*	209,029	1,220,729
LHC GROUP INC*	31,820	3,527,565
LivaNova PLC*	32,141	3,125,712
Madrigal Pharmaceuticals, Inc.*	13,618	1,705,791
Masimo Corp.*	18,387	2,542,554
Medicines Co.*	82,856	2,315,825
Medidata Solutions, Inc.*	48,510	3,552,873
Neogen Corp.*	47,702	2,737,618
NeoGenomics, Inc.*	85,041	1,739,939
Neurocrine Biosciences, Inc.*	22,940	2,021,014
Omnicell, Inc.*	49,272	3,983,148
Pacira Pharmaceuticals, Inc.*	34,173	1,300,624
PetIQ, Inc. Cl A*	75,495	2,371,298
Portola Pharmaceuticals, Inc.*	75,861	2,632,377
Quidel Corp.*	51,417	3,366,271
Repligen Corp.*	79,456	4,694,260
Sage Therapeutics, Inc.*	14,717	2,340,739
Sientra, Inc.*	237,332	2,036,309
Spark Therapeutics, Inc.*	35,647	4,059,480
STAAR Surgical Co.*	72,234	2,469,680
Supernus Pharmaceuticals, Inc.*	154,113	5,400,119
Tabula Rasa HealthCare, Inc.*	48,035	2,710,135
Tactile Systems Technology, Inc.*	62,923	3,317,301
Ultragenyx Pharmaceutical, Inc.*	34,449	2,389,383
Vericel Corp.*	172,427	3,019,197
WellCare Health Plans, Inc.*	6,992	1,886,092
Wright Medical Group NV*	129,913	4,085,764
Xencor, Inc.*	88,728	2,755,892
Zogenix, Inc.*	46,720	2,570,067

		147,026,539

INDUSTRIALS (15.9%)
AAR Corp.	69,584	2,262,176
Advanced Disposal Svcs., Inc.*	109,663	3,070,564
Aerovironment, Inc.*	45,812	3,133,999
Altra Industrial Motion Corp.	194,527	6,040,063
ASGN, Inc.*	55,491	3,523,124
BG Staffing, Inc.	74,729	1,632,081
Brink’s Co.	110,849	8,359,123
Echo Global Logistics, Inc.*	182,097	4,512,364
EMCOR Group, Inc.	42,235	3,086,534
EnerSys	37,997	2,475,885
EnPro Industries, Inc.	55,790	3,595,666
Exponent, Inc.	67,555	3,899,275
Generac Hldgs., Inc.*	63,706	3,263,658

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Gorman-Rupp Co.	160,495	5,447,200
Heidrick & Struggles International, Inc.	59,833	2,293,399
John Bean Technologies Corp.	32,515	2,987,803
Knight-Swift Transportation Hldgs., Inc. Cl A	120,512	3,938,332
Knoll, Inc.	142,797	2,700,291
Kratos Defense & Security Solutions, Inc.*	155,566	2,431,497
Simpson Manufacturing Co., Inc.	80,955	4,798,203
Spirit Airlines, Inc.*	59,118	3,124,977
Teledyne Technologies, Inc.*	23,408	5,547,930
Trex Co., Inc.*	105,219	6,473,073

		88,597,217

INFORMATION TECHNOLOGY (20.1%)
Altair Engineering, Inc. Cl A*	68,170	2,509,338
Cornerstone OnDemand, Inc.*	49,851	2,730,838
Cray, Inc.*	117,092	3,050,247
Cypress Semiconductor Corp.	187,305	2,794,590
Entegris, Inc.	87,579	3,125,695
EPAM Systems, Inc.*	34,775	5,881,496
Everspin Technologies, Inc.*	242,543	1,857,879
Five9, Inc.*	173,466	9,164,209
Globant S.A.*	54,664	3,903,010
HubSpot, Inc.*	25,149	4,180,015
II-VI, Inc.*	88,710	3,303,560
Integrated Device Technology, Inc.*	39,615	1,940,739
Itron, Inc.*	39,410	1,838,476
LogMeIn, Inc.	30,607	2,451,621
Lumentum Hldgs., Inc.*	48,650	2,750,671
MaxLinear, Inc. Cl A*	124,780	3,185,633
MKS Instruments, Inc.	30,274	2,816,996
New Relic, Inc.*	97,083	9,582,092
Perficient, Inc.*	106,269	2,910,708
Pluralsight, Inc.*	39,293	1,247,160
Proofpoint, Inc.*	41,492	5,038,374
Pure Storage, Inc. Cl A*	75,246	1,639,610
Q2 Hldgs., Inc.*	69,357	4,803,666
Rapid7, Inc.*	191,813	9,707,656
Rogers Corp.*	14,313	2,274,049
SailPoint Technologies Hldg., Inc.*	89,395	2,567,424
Science Applications International Corp.	22,485	1,730,221
SYNNEX Corp.	33,856	3,229,524
ViaSat, Inc.*	53,580	4,152,450
Xperi Corp.	115,366	2,699,564
Zendesk, Inc.*	41,453	3,523,505

		112,591,016

MATERIALS (2.9%)
Berry Global Group, Inc.*	59,637	3,212,647
Ferro Corp.*	178,478	3,378,590
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Ingevity Corp.*	28,745	3,035,760
Livent Corp.*	66,305	814,226
Minerals Technologies, Inc.	45,490	2,674,358
U.S. Concrete, Inc.*	72,778	3,014,467

		16,130,048

REAL ESTATE (2.8%)
Easterly Government Properties, Inc.	132,902	2,393,565
Pebblebrook Hotel Trust	130,652	4,058,051
QTS Realty Trust, Inc. Cl A	74,306	3,343,027
Terreno Realty Corp.	136,120	5,722,485

		15,517,128

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

UTILITIES (1.3%)
Chesapeake Utilities Corp.	45,009	4,105,271
Suburban Propane Partners LP	136,267	3,053,743

		7,159,014

TOTAL COMMON STOCKS (Cost: $470,946,404) 96.8%		541,420,699

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	2.36	04/02/19	11,100,000	11,099,275

COMMERCIAL PAPER (1.7%)
Cargill Global Funding PLC†	A-1	2.40	04/01/19	6,200,000	6,200,000
Southern California Gas Co.†	A-1	2.40	04/01/19	3,300,000	3,300,000

					9,500,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,599,275) 3.7%					20,599,275

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.68	04/01/19	99,059	99,059

TOTAL TEMPORARY CASH INVESTMENT (Cost: $99,059) 0.0% (2)					99,059

TOTAL INVESTMENTS (Cost: $491,644,738) 100.5%					562,119,033

OTHER NET ASSETS -0.5%					(2,745,929)

NET ASSETS 100.0%					$559,373,104

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
ATN International, Inc.	311	17,537
Care.com, Inc.*	749	14,800
Cincinnati Bell, Inc.*	1,441	13,747
Cogent Communications Hldgs., Inc.	1,196	64,883
Consolidated Communications Hldgs., Inc.	2,034	22,191
EW Scripps Co. Cl A	1,610	33,810
Frontier Communications Corp.*	3,018	6,006
Gannett Co., Inc.	3,266	34,424
Iridium Communications, Inc.*	2,814	74,402
Marcus Corp.	617	24,711
New Media Investment Group, Inc.	1,553	16,306
QuinStreet, Inc.*	1,116	14,943
Scholastic Corp.	797	31,689
Spok Hldgs., Inc.	514	7,001
TechTarget, Inc.*	617	10,038
Vonage Hldgs. Corp.*	6,347	63,724

		450,212

CONSUMER DISCRETIONARY (13.2%)
Abercrombie & Fitch Co. Cl A	1,882	51,586
American Axle & Manufacturing Hldgs., Inc.*	3,200	45,792
American Public Education, Inc.*	474	14,277
Asbury Automotive Group, Inc.*	554	38,425
Ascena Retail Group, Inc.*	5,011	5,412
Barnes & Noble Education, Inc.*	1,043	4,381
Barnes & Noble, Inc.	1,633	8,867
Belmond Ltd. Cl A*	2,565	63,945
Big Lots, Inc.	1,143	43,457
BJ’s Restaurants, Inc.	602	28,463
Buckle, Inc.	810	15,163
Caleres, Inc.	1,219	30,097
Callaway Golf Co.	2,540	40,462
Career Education Corp.*	2,000	33,040
Cato Corp. Cl A	650	9,737
Cavco Industries, Inc.*	245	28,795
Chico’s FAS, Inc.	3,336	14,245
Children’s Place, Inc.	461	44,846
Chuy’s Hldgs., Inc.*	484	11,021
Conn’s, Inc.*	699	15,979
Cooper Tire & Rubber Co.	1,431	42,773
Cooper-Standard Hldgs., Inc.*	462	21,695
Core-Mark Hldg. Co, Inc.	1,312	48,715
Crocs, Inc.*	1,916	49,337
Dave & Buster’s Entertainment, Inc.	1,099	54,807
Dine Brands Global, Inc.	502	45,828
Dorman Products, Inc.*	829	73,027
DSW, Inc. Cl A	1,947	43,262
El Pollo Loco Hldgs., Inc.*	637	8,287
Ethan Allen Interiors, Inc.	705	13,487
Express, Inc.*	1,975	8,453
Fiesta Restaurant Group, Inc.*	665	8,718
Fossil Group, Inc.*	1,306	17,918
Fox Factory Hldg. Corp.*	1,087	75,970
GameStop Corp. Cl A	2,893	29,393
Garrett Motion, Inc.*	2,111	31,095
Genesco, Inc.*	574	26,146
Gentherm, Inc.*	959	35,349
G-III Apparel Group Ltd.*	1,199	47,912
Group 1 Automotive, Inc.	495	32,026
Guess?, Inc.	1,616	31,674

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Haverty Furniture Cos., Inc.	542	11,859
Hibbett Sports, Inc.*	523	11,930
Installed Building Products, Inc.*	598	29,003
iRobot Corp.*	793	93,328
JC Penney Co., Inc.*	9,071	13,516
Kirkland’s, Inc.*	436	3,065
La-Z-Boy, Inc.	1,334	44,009
LCI Industries	710	54,542
LGI Homes, Inc.*	533	32,108
Liquidity Svcs., Inc.*	759	5,852
Lithia Motors, Inc. Cl A	637	59,082
Lumber Liquidators Hldgs., Inc.*	816	8,242
M/I Homes, Inc.*	787	20,950
MarineMax, Inc.*	653	12,511
MDC Hldgs., Inc.	1,401	40,713
Meritage Homes Corp.*	1,026	45,872
Monarch Casino & Resort, Inc.*	339	14,889
Monro, Inc.	947	81,934
Motorcar Parts of America, Inc.*	538	10,152
Movado Group, Inc.	472	17,171
Nautilus, Inc.*	843	4,687
Office Depot, Inc.	15,433	56,022
Oxford Industries, Inc.	483	36,351
PetMed Express, Inc.	590	13,440
Red Robin Gourmet Burgers, Inc.*	370	10,660
Regis Corp.*	864	16,995
Rent-A-Center, Inc.*	1,272	26,547
RH*	532	54,769
Ruth’s Hospitality Group, Inc.	807	20,651
Shake Shack, Inc. Cl A*	748	44,244
Shoe Carnival, Inc.	286	9,733
Shutterfly, Inc.*	975	39,624
Shutterstock, Inc.	532	24,807
Sleep Number Corp.*	874	41,078
Sonic Automotive, Inc. Cl A	679	10,056
Stamps.com, Inc.*	476	38,751
Standard Motor Products, Inc.	577	28,331
Steven Madden Ltd.	2,229	75,429
Strategic Education, Inc.	622	81,675
Sturm Ruger & Co., Inc.	502	26,616
Superior Industries International, Inc.	661	3,146
Tailored Brands, Inc.	1,427	11,188
Tile Shop Hldgs., Inc.	1,121	6,345
TopBuild Corp.*	1,003	65,014
Unifi, Inc.*	414	8,011
Universal Electronics, Inc.*	395	14,674
Vera Bradley, Inc.*	607	8,043
Vista Outdoor, Inc.*	1,655	13,256
Vitamin Shoppe, Inc.*	453	3,189
William Lyon Homes Cl A*	935	14,371
Wingstop, Inc.	834	63,409
Winnebago Industries, Inc.	832	25,917
Wolverine World Wide, Inc.	2,606	93,112
Zumiez, Inc.*	537	13,366

		2,908,097

CONSUMER STAPLES (3.3%)
Andersons, Inc.	753	24,269
Avon Products, Inc.*	12,784	37,585
B&G Foods, Inc.	1,870	45,665
Calavo Growers, Inc.	446	37,397
Cal-Maine Foods, Inc.	863	38,516
Central Garden & Pet Co.*	295	7,540
Central Garden & Pet Co. Cl A*	1,171	27,226
Chefs’ Warehouse, Inc.*	662	20,555
Coca-Cola Bottling Co. Consolidated	132	37,994
Darling Ingredients, Inc.*	4,704	101,842
Dean Foods Co.	2,677	8,111
Inter Parfums, Inc.	494	37,480

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

J&J Snack Foods Corp.	427	67,825
John B Sanfilippo & Son, Inc.	251	18,039
Medifast, Inc.	339	43,239
MGP Ingredients, Inc.	365	28,160
Seneca Foods Corp. Cl A*	190	4,674
SpartanNash Co.	1,022	16,219
United Natural Foods, Inc.*	1,866	24,669
Universal Corp.	710	40,917
WD-40 Co.	396	67,098

		735,020

ENERGY (4.2%)
Archrock, Inc.	3,698	36,166
Bonanza Creek Energy, Inc.*	534	12,116
C&J Energy Svcs., Inc.*	1,755	27,238
CARBO Ceramics, Inc.*	624	2,184
Carrizo Oil & Gas, Inc.*	2,423	30,215
CONSOL Energy, Inc.*	783	26,794
Denbury Resources, Inc.*	12,987	26,623
Diamond Offshore Drilling, Inc.*	1,821	19,102
Dril-Quip, Inc.*	1,034	47,409
Era Group, Inc.*	579	6,682
Exterran Corp.*	896	15,098
Geospace Technologies Corp.*	386	4,995
Green Plains, Inc.	1,108	18,481
Gulf Island Fabrication, Inc.*	396	3,631
Gulfport Energy Corp.*	4,232	33,941
Helix Energy Solutions Group, Inc.*	4,007	31,695
HighPoint Resources Corp.*	3,130	6,917
KLX Energy Svcs. Hldgs., Inc.*	642	16,140
Laredo Petroleum, Inc.*	4,363	13,482
Matrix Service Co.*	764	14,959
Nabors Industries Ltd.	9,325	32,078
Newpark Resources, Inc.*	2,583	23,660
Noble Corp. PLC*	7,079	20,317
Oil States International, Inc.*	1,726	29,273
Par Pacific Hldgs., Inc.*	855	15,228
PDC Energy, Inc.*	1,887	76,763
Penn Virginia Corp.*	382	16,846
Pioneer Energy Svcs. Corp.*	2,202	3,898
ProPetro Hldg. Corp.*	2,109	47,537
Renewable Energy Group, Inc.*	1,068	23,453
REX American Resources Corp.*	162	13,059
Ring Energy, Inc.*	1,700	9,979
SEACOR Hldgs., Inc.*	491	20,759
SRC Energy, Inc.*	6,932	35,492
Superior Energy Svcs., Inc.*	4,436	20,716
TETRA Technologies, Inc.*	3,611	8,450
Unit Corp.*	1,548	22,044
US Silica Hldgs., Inc.	2,085	36,196
Whiting Petroleum Corp.*	2,588	67,650

		917,266

FINANCIALS (21.0%)
Ambac Financial Group, Inc.*	1,287	23,320
American Equity Investment Life Hldg. Co.	2,574	69,549
Ameris Bancorp	1,141	39,193
AMERISAFE, Inc.	551	32,729
Apollo Commercial Real Estate Finance, Inc.	3,228	58,750
ARMOUR Residential REIT, Inc.	1,678	32,771
Axos Financial, Inc.*	1,375	39,820
Banc of California, Inc.	1,222	16,912
Banner Corp.	894	48,428
Berkshire Hills Bancorp, Inc.	1,158	31,544
Blucora, Inc.*	1,375	45,897
Boston Private Financial Hldgs., Inc.	2,395	26,249
Brookline Bancorp, Inc.	2,290	32,976
Capstead Mortgage Corp.	2,441	20,968
Central Pacific Financial Corp.	825	23,793
City Hldg. Co.	475	36,190

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Columbia Banking System, Inc.	2,094	68,453
Community Bank System, Inc.	1,466	87,623
Customers Bancorp, Inc.*	818	14,978
CVB Financial Corp.	2,913	61,319
Dime Community Bancshares, Inc.	877	16,426
Donnelley Financial Solutions, Inc.*	982	14,612
Eagle Bancorp, Inc.*	905	45,431
eHealth, Inc.*	523	32,604
Employers Hldgs., Inc.	939	37,663
Encore Capital Group, Inc.*	733	19,960
Enova International, Inc.*	952	21,725
EZCORP, Inc. Cl A*	1,502	13,999
Fidelity Southern Corp.	631	17,283
First BanCorp.	6,220	71,281
First Commonwealth Financial Corp.	2,823	35,570
First Financial Bancorp	2,805	67,488
First Midwest Bancorp, Inc.	3,047	62,342
FirstCash, Inc.	1,245	107,692
Flagstar Bancorp, Inc.	821	27,027
Franklin Financial Network, Inc.	349	10,124
Glacier Bancorp, Inc.	2,417	96,849
Granite Point Mortgage Trust, Inc.	1,463	27,168
Great Western Bancorp, Inc.	1,621	51,207
Greenhill & Co., Inc.	504	10,841
Hanmi Financial Corp.	882	18,760
HCI Group, Inc.	194	8,290
Heritage Financial Corp.	945	28,482
HomeStreet, Inc.*	770	20,290
Hope Bancorp, Inc.	3,438	44,969
Horace Mann Educators Corp.	1,169	41,160
Independent Bank Corp.	982	79,552
INTL. FCStone, Inc.*	456	17,675
Invesco Mortgage Capital, Inc.	3,646	57,607
iShares Core S&P Small-Cap ETF	13,189	1,017,531
James River Group Hldgs. Ltd.	858	34,389
LegacyTexas Financial Group, Inc.	1,293	48,345
Meta Financial Group, Inc.	789	15,528
National Bank Hldgs. Corp. Cl A	739	24,579
Navigators Group, Inc.	665	46,464
NBT Bancorp, Inc.	1,246	44,868
New York Mortgage Trust, Inc.	5,307	32,320
NMI Hldgs., Inc. Cl A*	1,885	48,765
Northfield Bancorp, Inc.	1,348	18,737
Northwest Bancshares, Inc.	2,961	50,248
OFG Bancorp	1,252	24,777
Old National Bancorp.	4,305	70,602
Opus Bank	617	12,217
Oritani Financial Corp.	1,095	18,210
Pacific Premier Bancorp, Inc.	1,278	33,905
PennyMac Mortgage Investment Trust	1,941	40,198
Piper Jaffray Cos.	419	30,516
PRA Group, Inc.*	1,291	34,612
Preferred Bank	398	17,898
ProAssurance Corp.	1,531	52,988
Provident Financial Svcs., Inc.	1,750	45,308
Redwood Trust, Inc.	2,759	44,558
RLI Corp.	1,117	80,145
S&T Bancorp, Inc.	988	39,056
Safety Insurance Group, Inc.	415	36,163
Seacoast Banking Corp. of Florida*	1,466	38,629
Selective Insurance Group, Inc.	1,686	106,690
ServisFirst Bancshares, Inc.	1,315	44,394
Simmons First National Corp. Cl A	2,629	64,358
Southside Bancshares, Inc.	904	30,040
Stewart Information Svcs. Corp.	679	28,987
Third Point Reinsurance Ltd.*	2,116	21,964
Tompkins Financial Corp.	353	26,853
Triumph Bancorp, Inc.*	702	20,632

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

TrustCo Bank Corp.	2,759	21,410
United Community Banks, Inc.	2,264	56,442
United Fire Group, Inc.	610	26,663
United Insurance Hldgs. Corp.	613	9,747
Universal Insurance Hldgs., Inc.	921	28,551
Veritex Hldgs., Inc.	1,288	31,195
Virtus Investment Partners, Inc.	201	19,608
Waddell & Reed Financial, Inc. Cl A	2,177	37,640
Walker & Dunlop, Inc.	796	40,524
Westamerica Bancorporation	769	47,524
WisdomTree Investments, Inc.	3,364	23,750
World Acceptance Corp.*	188	22,020

		4,626,087

HEALTH CARE (10.7%)
Acorda Therapeutics, Inc.*	1,128	14,991
Addus Homecare Corp.*	288	18,314
Akorn, Inc.*	2,697	9,494
AMAG Pharmaceuticals, Inc.*	999	12,867
AMN Healthcare Svcs., Inc.*	1,346	63,383
Amphastar Pharmaceuticals, Inc.*	998	20,389
AngioDynamics, Inc.*	1,062	24,277
ANI Pharmaceuticals, Inc.*	237	16,718
Anika Therapeutics, Inc.*	408	12,338
Assertio Therapeutics, Inc.*	1,840	9,329
BioTelemetry, Inc.*	960	60,115
Cambrex Corp.*	962	37,374
Cardiovascular Systems, Inc.*	996	38,505
Community Health Systems, Inc.*	3,341	12,462
Computer Programs & Systems, Inc.	342	10,154
CONMED Corp.	739	61,470
Corcept Therapeutics, Inc.*	2,980	34,985
CorVel Corp.*	262	17,093
Cross Country Healthcare, Inc.*	1,038	7,297
CryoLife, Inc.*	973	28,382
Cutera, Inc.*	396	6,993
Cytokinetics, Inc.*	1,565	12,661
Diplomat Pharmacy, Inc.*	1,633	9,488
Eagle Pharmaceuticals, Inc.*	296	14,945
Emergent BioSolutions, Inc.*	1,295	65,423
Enanta Pharmaceuticals, Inc.*	450	42,984
Endo International PLC*	5,724	45,964
Ensign Group, Inc.	1,431	73,253
HealthStream, Inc.*	732	20,540
Heska Corp.*	195	16,598
HMS Hldgs. Corp.*	2,441	72,278
Innoviva, Inc.*	1,948	27,331
Integer Hldgs. Corp.*	858	64,710
Invacare Corp.	944	7,901
Lannett Co, Inc.*	985	7,752
Lantheus Hldgs., Inc.*	1,095	26,806
LeMaitre Vascular, Inc.	452	14,012
LHC Group, Inc.*	836	92,679
Luminex Corp.	1,191	27,405
Magellan Health, Inc.*	684	45,089
Medicines Co.*	1,859	51,959
Medpace Hldgs., Inc.*	744	43,874
Meridian Bioscience, Inc.	1,209	21,291
Merit Medical Systems, Inc.*	1,576	97,444
Momenta Pharmaceuticals, Inc.*	2,816	40,917
Myriad Genetics, Inc.*	2,097	69,620
Natus Medical, Inc.*	965	24,492
Neogen Corp.*	1,483	85,109
NeoGenomics, Inc.*	2,695	55,140
NextGen Healthcare, Inc.*	1,370	23,057
Omnicell, Inc.*	1,167	94,340
OraSure Technologies, Inc.*	1,754	19,557
Orthofix Medical, Inc.*	544	30,687
Owens & Minor, Inc.	1,733	7,105

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Phibro Animal Health Corp. Cl A	580	19,140
Progenics Pharmaceuticals, Inc.*	2,450	11,368
Providence Service Corp.*	315	20,985
REGENXBIO, Inc.*	881	50,490
Repligen Corp.*	1,117	65,992
Select Medical Hldgs. Corp.*	3,088	43,510
Spectrum Pharmaceuticals, Inc.*	3,008	32,156
Supernus Pharmaceuticals, Inc.*	1,490	52,210
Surmodics, Inc.*	385	16,740
Tabula Rasa HealthCare, Inc.*	504	28,436
Tactile Systems Technology, Inc.*	489	25,780
Tivity Health, Inc.*	1,357	23,829
US Physical Therapy, Inc.	365	38,336
Vanda Pharmaceuticals, Inc.*	1,515	27,876
Varex Imaging Corp.*	1,089	36,895

		2,363,084

INDUSTRIALS (17.4%)
AAON, Inc.	1,153	53,246
AAR Corp.	933	30,332
ABM Industries, Inc.	1,889	68,665
Actuant Corp. Cl A	1,746	42,550
Aegion Corp. Cl A*	908	15,954
Aerojet Rocketdyne Hldgs., Inc.*	2,065	73,369
Aerovironment, Inc.*	609	41,662
Alamo Group, Inc.	275	27,483
Albany International Corp. Cl A	826	59,133
Allegiant Travel Co. Cl A	368	47,645
American Woodmark Corp.*	430	35,531
Apogee Enterprises, Inc.	778	29,167
Applied Industrial Technologies, Inc.	1,106	65,774
ArcBest Corp.	732	22,538
Arcosa, Inc.	1,397	42,678
Astec Industries, Inc.	650	24,544
Atlas Air Worldwide Hldgs., Inc.*	735	37,162
Axon Enterprise, Inc.*	1,688	91,844
AZZ, Inc.	750	30,697
Barnes Group, Inc.	1,345	69,146
Brady Corp. Cl A	1,402	65,067
Briggs & Stratton Corp.	1,207	14,279
Chart Industries, Inc.*	904	81,830
CIRCOR International, Inc.*	573	18,680
Comfort Systems USA, Inc.	1,055	55,271
Cubic Corp.	822	46,229
DXP Enterprises, Inc.*	455	17,709
Echo Global Logistics, Inc.*	797	19,750
Encore Wire Corp.	596	34,103
EnPro Industries, Inc.	593	38,219
ESCO Technologies, Inc.	740	49,602
Exponent, Inc.	1,470	84,848
Federal Signal Corp.	1,723	44,781
Forrester Research, Inc.	291	14,070
Forward Air Corp.	824	53,338
Franklin Electric Co., Inc.	1,096	55,995
FTI Consulting, Inc.*	1,087	83,503
Gibraltar Industries, Inc.*	917	37,239
Greenbrier Cos., Inc.	925	29,813
Griffon Corp.	989	18,277
Harsco Corp.*	2,278	45,924
Hawaiian Hldgs., Inc.	1,379	36,199
Heartland Express, Inc.	1,357	26,163
Heidrick & Struggles International, Inc.	542	20,775
Hillenbrand, Inc.	1,781	73,965
Hub Group, Inc. Cl A*	975	39,829
Insteel Industries, Inc.	522	10,920
Interface, Inc. Cl A	1,686	25,830
John Bean Technologies Corp.	903	82,977
Kaman Corp.	797	46,577
Kelly Svcs., Inc. Cl A	894	19,722

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Korn/Ferry International	1,621	72,588
Lindsay Corp.	308	29,811
LSC Communications, Inc.	953	6,223
Lydall, Inc.*	499	11,707
Marten Transport Ltd.	1,105	19,702
Matson, Inc.	1,221	44,066
Matthews International Corp. Cl A	907	33,514
Mercury Systems, Inc.*	1,393	89,263
Mobile Mini, Inc.	1,277	43,341
Moog, Inc. Cl A	928	80,690
Mueller Industries, Inc.	1,612	50,520
Multi-Color Corp.	399	19,906
MYR Group, Inc.*	472	16,345
National Presto Industries, Inc.	144	15,631
Navigant Consulting, Inc.	1,163	22,644
Orion Group Hldgs., Inc.*	823	2,403
Patrick Industries, Inc.*	648	29,367
PGT Innovations, Inc.*	1,664	23,046
Powell Industries, Inc.	254	6,744
Proto Labs, Inc.*	772	81,168
Quanex Building Products Corp.	958	15,223
Raven Industries, Inc.	1,023	39,253
Resources Connection, Inc.	854	14,125
RR Donnelley & Sons Co.	2,014	9,506
Saia, Inc.*	737	45,031
Simpson Manufacturing Co., Inc.	1,156	68,516
SkyWest, Inc.	1,477	80,186
SPX Corp.*	1,243	43,244
SPX FLOW, Inc.*	1,211	38,631
Standex International Corp.	362	26,571
Team, Inc.*	865	15,137
Tennant Co.	518	32,163
Tetra Tech, Inc.	1,578	94,033
Titan International, Inc.	1,442	8,609
Triumph Group, Inc.	1,415	26,970
TrueBlue, Inc.*	1,151	27,210
UniFirst Corp.	440	67,540
Universal Forest Products, Inc.	1,741	52,038
US Ecology, Inc.	633	35,435
Veritiv Corp.*	364	9,580
Viad Corp.	579	32,592
Vicor Corp.*	463	14,362
Wabash National Corp.	1,582	21,436
WageWorks, Inc.*	1,130	42,669
Watts Water Technologies, Inc. Cl A	791	63,929

		3,823,272

INFORMATION TECHNOLOGY (14.3%)
3D Systems Corp.*	3,250	34,970
8x8, Inc.*	2,732	55,186
ADTRAN, Inc.	1,363	18,673
Advanced Energy Industries, Inc.*	1,099	54,598
Agilysys, Inc.*	505	10,691
Alarm.com Hldgs., Inc.*	1,001	64,965
Anixter International, Inc.*	822	46,122
Applied Optoelectronics, Inc.*	540	6,588
Arlo Technologies, Inc.*	2,114	8,731
Axcelis Technologies, Inc.*	935	18,812
Badger Meter, Inc.	836	46,515
Bel Fuse, Inc. Cl B	288	7,281
Benchmark Electronics, Inc.	1,161	30,476
Bottomline Technologies DE, Inc.*	1,071	53,646
Brooks Automation, Inc.	2,050	60,126
Cabot Microelectronics Corp.	828	92,703
CalAmp Corp.*	979	12,316
Cardtronics PLC Cl A*	1,070	38,071
CEVA, Inc.*	627	16,904
Cohu, Inc.	1,168	17,228
Comtech Telecommunications Corp.	678	15,743

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Control4 Corp.*	765	12,951
Cray, Inc.*	1,171	30,504
CSG Systems International, Inc.	944	39,931
CTS Corp.	938	27,549
Daktronics, Inc.	1,133	8,441
Diebold Nixdorf, Inc.*	2,182	24,155
Digi International, Inc.*	794	10,060
Diodes, Inc.*	1,173	40,703
DSP Group, Inc.*	552	7,767
Ebix, Inc.	630	31,103
Electronics For Imaging, Inc.*	1,223	32,899
ePlus, Inc.*	390	34,531
EVERTEC, Inc.	1,722	47,889
ExlService Hldgs., Inc.*	981	58,880
Extreme Networks, Inc.*	3,361	25,174
Fabrinet*	1,055	55,240
FARO Technologies, Inc.*	493	21,648
Finisar Corp.*	3,374	78,176
FormFactor, Inc.*	2,143	34,481
Harmonic, Inc.*	2,540	13,767
Ichor Hldgs. Ltd.*	632	14,271
II-VI, Inc.*	1,707	63,569
Insight Enterprises, Inc.*	1,021	56,216
Itron, Inc.*	960	44,784
KEMET Corp.	1,659	28,153
Knowles Corp.*	2,569	45,291
Kopin Corp.*	1,932	2,589
Kulicke & Soffa Industries, Inc.	1,898	41,965
LivePerson, Inc.*	1,682	48,812
ManTech International Corp. Cl A	760	41,055
MaxLinear, Inc. Cl A*	1,814	46,311
Methode Electronics, Inc.	1,057	30,420
MicroStrategy, Inc. Cl A*	236	34,043
Monotype Imaging Hldgs., Inc.	1,166	23,192
MTS Systems Corp.	511	27,829
Nanometrics, Inc.*	702	21,678
NETGEAR, Inc.*	895	29,642
NIC, Inc.	1,905	32,556
OneSpan, Inc.*	897	17,240
OSI Systems, Inc.*	480	42,048
Park Electrochemical Corp.	551	8,651
PDF Solutions, Inc.*	793	9,794
Perficient, Inc.*	946	25,911
Photronics, Inc.*	1,924	18,182
Plexus Corp.*	883	53,819
Power Integrations, Inc.	827	57,840
Progress Software Corp.	1,291	57,282
Qualys, Inc.*	972	80,423
Rambus, Inc.*	3,121	32,614
Rogers Corp.*	530	84,206
Rudolph Technologies, Inc.*	891	20,315
Sanmina Corp.*	1,960	56,546
ScanSource, Inc.*	733	26,256
Semtech Corp.*	1,887	96,067
SMART Global Hldgs., Inc.*	358	6,874
SolarEdge Technologies, Inc.*	1,272	47,929
SPS Commerce, Inc.*	509	53,984
Sykes Enterprises, Inc.*	1,138	32,183
TiVo Corp.	3,562	33,198
Travelport Worldwide Ltd.	3,754	59,050
TTEC Hldgs., Inc.	396	14,347
TTM Technologies, Inc.*	2,653	31,120
Ultra Clean Hldgs., Inc.*	1,114	11,530
Unisys Corp.*	1,474	17,202
Veeco Instruments, Inc.*	1,375	14,905
Viavi Solutions, Inc.*	6,522	80,742
Virtusa Corp.*	789	42,172
Xperi Corp.	1,390	32,526

		3,143,526

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

MATERIALS (4.2%)
AdvanSix, Inc.*	830	23,713
AK Steel Hldg. Corp.*	9,080	24,970
American Vanguard Corp.	763	13,139
Balchem Corp.	918	85,190
Boise Cascade Co.	1,105	29,570
Century Aluminum Co.*	1,406	12,485
Clearwater Paper Corp.*	477	9,292
Ferro Corp.*	2,386	45,167
FutureFuel Corp.	738	9,889
Hawkins, Inc.	276	10,165
Haynes International, Inc.	358	11,753
HB Fuller Co.	1,452	70,625
Innophos Hldgs., Inc.	560	16,878
Innospec, Inc.	697	58,095
Kaiser Aluminum Corp.	463	48,490
Koppers Hldgs., Inc.*	587	15,250
Kraton Corp.*	916	29,477
Livent Corp.*	4,160	51,085
LSB Industries, Inc.*	586	3,657
Lyondell Bassell Industries—contingent value rights*	448	0	††
Materion Corp.	580	33,095
Mercer International, Inc.	1,233	16,658
Myers Industries, Inc.	1,013	17,332
Neenah, Inc.	481	30,957
Olympic Steel, Inc.	258	4,095
PH Glatfelter Co.	1,260	17,791
Quaker Chemical Corp.	383	76,726
Rayonier Advanced Materials, Inc.	1,417	19,215
Schweitzer-Mauduit International, Inc.	880	34,074
Stepan Co.	581	50,849
SunCoke Energy, Inc.*	1,845	15,664
TimkenSteel Corp.*	1,118	12,142
Tredegar Corp.	732	11,815
US Concrete, Inc.*	455	18,846

		928,149

REAL ESTATE (7.4%)
Acadia Realty Trust	2,328	63,485
Agree Realty Corp.	1,072	74,332
American Assets Trust, Inc.	1,082	49,621
Armada Hoffler Properties, Inc.	1,440	22,450
CareTrust REIT, Inc.	2,539	59,565
CBL & Associates Properties, Inc.	4,965	7,696
Cedar Realty Trust, Inc.	2,465	8,381
Chatham Lodging Trust	1,329	25,570
Chesapeake Lodging Trust	1,732	48,167
Community Healthcare Trust, Inc.	508	18,232
DiamondRock Hospitality Co.	5,768	62,467
Easterly Government Properties, Inc.	1,742	31,373
EastGroup Properties, Inc.	1,041	116,217
Four Corners Property Trust, Inc.	1,951	57,750
Franklin Street Properties Corp. Cl C	3,066	22,045
Getty Realty Corp.	969	31,037
Global Net Lease, Inc.	2,385	45,076
Hersha Hospitality Trust Cl A	1,030	17,654
HFF, Inc. Cl A	1,121	53,528
Independence Realty Trust, Inc.	2,550	27,514
Innovative Industrial Properties, Inc. Cl A	276	22,546
iStar, Inc.	1,951	16,427
Kite Realty Group Trust	2,391	38,232
Lexington Realty Trust	5,957	53,970
LTC Properties, Inc.	1,136	52,029
Marcus & Millichap, Inc.*	612	24,927
MAX Hldgs., Inc. Cl A	508	19,578
National Storage Affiliates Trust	1,619	46,158
NorthStar Realty Europe Corp.	1,428	24,790
Office Properties Income Trust	1,359	37,563

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Pennsylvania REIT	1,840	11,574
PS Business Parks, Inc.	570	89,393
Retail Opportunity Investments Corp.	3,256	56,459
RPT Realty	2,285	27,443
Saul Centers, Inc.	329	16,901
Summit Hotel Properties, Inc.	3,005	34,287
Universal Health Realty Income Trust	364	27,558
Urstadt Biddle Properties, Inc. Cl A	854	17,627
Washington Prime Group, Inc.	5,329	30,109
Washington Real Estate Investment Trust	2,283	64,792
Whitestone REIT Cl B	1,137	13,667
Xenia Hotels & Resorts, Inc.	3,229	70,747

		1,638,937

UTILITIES (2.0%)
American States Water Co.	1,050	74,865
Avista Corp.	1,877	76,244
California Water Service Group	1,372	74,472
El Paso Electric Co.	1,166	68,584
Northwest Natural Hldg. Co.	824	54,079
South Jersey Industries, Inc.	2,639	84,634

		432,878

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $23,614,717) 99.7%		21,966,528

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	1.68	04/01/19	55,614	55,614

TOTAL TEMPORARY CASH INVESTMENT (Cost: $55,614) 0.3%				55,614

TOTAL INVESTMENTS (Cost: $23,670,331) 100.0%				22,022,142

OTHER NET ASSETS 0.0% (2)				8,852

NET ASSETS 100.0%				$22,030,994

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Discovery, Inc. Cl A*	16,930	457,449
Discovery, Inc. Cl C*	17,770	451,713
Lions Gate Entertainment Corp. Cl A	8,840	138,258
MSG Networks, Inc. Cl A*	21,903	476,390

		1,523,810

CONSUMER DISCRETIONARY (2.7%)
Marriott Vacations Worldwide Corp.	7,143	667,870
Qurate Retail, Inc.*	17,450	278,851
Ralph Lauren Corp. Cl A	5,037	653,198
Sleep Number Corp.*	5,450	256,150
Stamps.com, Inc.*	4,560	371,230
Taylor Morrison Home Corp. Cl A*	12,722	225,815

		2,453,114

CONSUMER STAPLES (1.7%)
Constellation Brands, Inc. Cl A	3,279	574,907
Ingredion, Inc.	4,571	432,828
Vector Group Ltd.	49,264	531,558

		1,539,293

ENERGY (6.6%)
Baker Hughes, a GE Co. Cl A	18,432	510,935
Cheniere Energy, Inc.*	15,507	1,060,059
Devon Energy Corp.	11,220	354,103
Hess Corp.	7,538	454,014
MPLX LP	16,998	559,064
Noble Energy, Inc.	26,701	660,316
PBF Energy, Inc. Cl A	45,343	1,411,981
Range Resources Corp.	25,585	287,575
Williams Cos., Inc.	25,751	739,569

		6,037,616

FINANCIALS (20.0%)
American Financial Group, Inc.	12,849	1,236,202
Ameriprise Financial, Inc.	11,272	1,443,943
Associated Banc-Corp.	50,204	1,071,856
BankUnited, Inc.	23,723	792,348
Citizens Financial Group, Inc.	12,450	404,625
Discover Financial Svcs.	12,401	882,455
Everest Re Group Ltd.	4,106	886,732
Fifth Third Bancorp	33,176	836,699
Hartford Financial Svcs. Group, Inc.	21,415	1,064,754
KeyCorp	62,392	982,674
Lincoln National Corp.	15,429	905,682
Progressive Corp.	23,743	1,711,633
Reinsurance Group of America, Inc. Cl A	7,392	1,049,516
Starwood Property Trust, Inc.	34,048	760,973
SVB Financial Group*	6,309	1,402,869
Synchrony Financial	15,793	503,797
Voya Financial, Inc.	27,446	1,371,202
Zions Bancorporation	20,230	918,644

		18,226,604

HEALTH CARE (7.4%)
Agilent Technologies, Inc.	16,100	1,294,118
Boston Scientific Corp.*	25,310	971,398
Centene Corp.*	14,054	746,268
Edwards Lifesciences Corp.*	2,970	568,250
Hill-Rom Hldgs., Inc.	8,790	930,509
Humana, Inc.	3,104	825,664
Neurocrine Biosciences, Inc.*	6,180	544,458
Zimmer Biomet Hldgs., Inc.	6,613	844,480

		6,725,145

INDUSTRIALS (13.8%)
Alaska Air Group, Inc.	21,680	1,216,682
Carlisle Cos., Inc.	4,528	555,223
Harris Corp.	6,793	1,084,910

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Kirby Corp.*	12,124	910,634
L-3 Technologies, Inc.	8,347	1,722,570
LSC Communications, Inc.	23,110	150,908
Mueller Industries, Inc.	36,510	1,144,224
Old Dominion Freight Line, Inc.	13,893	2,006,010
Oshkosh Corp.	10,661	800,961
Republic Svcs., Inc. Cl A	4,060	326,343
Stanley Black & Decker, Inc.	10,266	1,397,921
United Rentals, Inc.*	7,919	904,746
XPO Logistics, Inc.*	5,650	303,631

		12,524,763

INFORMATION TECHNOLOGY (6.8%)
Analog Devices, Inc.	5,583	587,723
DXC Technology Co.	10,227	657,698
F5 Networks, Inc.*	1,906	299,109
KLA-Tencor Corp.	2,330	278,225
LogMeIn, Inc.	5,250	420,525
Perspecta, Inc.	13,053	263,932
Proofpoint, Inc.*	6,510	790,509
PTC, Inc.*	7,380	680,288
Qorvo, Inc.*	5,940	426,076
ViaSat, Inc.*	6,490	502,975
Western Digital Corp.	7,122	342,283
Worldpay, Inc. Cl A*	7,860	892,110

		6,141,453

MATERIALS (9.6%)
Crown Hldgs., Inc.*	34,085	1,860,018
Eastman Chemical Co.	4,717	357,926
FMC Corp.	5,810	446,324
Freeport-McMoRan, Inc.	39,550	509,800
International Paper Co.	17,549	811,992
Livent Corp.*	5,434	66,730
Mosaic Co.	7,050	192,536
Nucor Corp.	9,932	579,532
Olin Corp.	32,960	762,694
Packaging Corp. of America	21,659	2,152,471
Steel Dynamics, Inc.	28,317	998,741

		8,738,764

REAL ESTATE (12.2%)
Alexander’s, Inc.	1,137	427,705
Apartment Investment & Management Co. Cl A	18,559	933,332
AvalonBay Communities, Inc.	5,202	1,044,197
Brandywine Realty Trust	58,091	921,323
Duke Realty Corp.	51,172	1,564,840
Equity LifeStyle Properties, Inc.	4,221	482,460
GEO Group, Inc.	28,610	549,312
Host Hotels & Resorts, Inc.	46,595	880,646
Kilroy Realty Corp.	8,734	663,435
Macerich Co.	8,560	371,076
Prologis, Inc.	14,987	1,078,315
Regency Centers Corp.	3,926	264,966
Vornado Realty Trust	7,493	505,328
Welltower, Inc.	13,332	1,034,563
Weyerhaeuser Co.	15,789	415,882

		11,137,380

UTILITIES (11.5%)
AES Corp.	41,460	749,597
Ameren Corp.	18,208	1,339,199
Consolidated Edison, Inc.	14,115	1,197,093
Edison International	6,761	418,641
Entergy Corp.	10,621	1,015,686
Evergy, Inc.	22,442	1,302,758
Eversource Energy	10,994	780,024
FirstEnergy Corp.	24,306	1,011,373
PG&E Corp.*	6,285	111,873
PPL Corp.	28,507	904,812

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Public Svc. Enterprise Group, Inc.	26,919	1,599,258

		10,430,314

TOTAL COMMON STOCKS (Cost: $68,235,776) 94.0%		85,478,256

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.8%)
U.S. Treasury Bill	A-1+	2.41	04/23/19	2,600,000	2,596,185

COMMERCIAL PAPER (3.0%)
Wisconsin Power&Light Co.	A-1	2.40	04/01/19	2,700,000	2,700,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,296,185) 5.8%					5,296,185

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.68	04/01/19	76,015	76,015

TOTAL TEMPORARY CASH INVESTMENT (Cost: $76,015) 0.1%					76,015

TOTAL INVESTMENTS (Cost: $73,607,976) 99.9%					90,850,456

OTHER NET ASSETS 0.1%					104,659

NET ASSETS 100.0%					$90,955,115

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
AMC Networks, Inc. Cl A*	37,508	2,128,954
Cable One, Inc.	4,186	4,108,057
Cars.com, Inc.*	52,177	1,189,636
Cinemark Hldgs., Inc.	89,351	3,573,146
John Wiley & Sons, Inc. Cl A	40,018	1,769,596
Live Nation Entertainment, Inc.*	115,980	7,369,369
Meredith Corp.	33,566	1,854,857
New York Times Co. Cl A	119,282	3,918,414
TEGNA, Inc.	181,020	2,552,382
Telephone & Data Systems, Inc.	78,750	2,419,987
World Wrestling Entertainment, Inc. Cl A	36,646	3,180,140
Yelp, Inc. Cl A*	63,670	2,196,615

		36,261,153

CONSUMER DISCRETIONARY (11.3%)
Aaron’s, Inc.	56,488	2,971,269
Adient PLC	73,290	949,838
Adtalem Global Education, Inc.*	48,540	2,248,373
American Eagle Outfitters, Inc.	140,212	3,108,500
AutoNation, Inc.*	48,421	1,729,598
Bed Bath & Beyond, Inc.	115,324	1,959,355
Boyd Gaming Corp.	67,211	1,838,893
Brinker International, Inc.	31,370	1,392,201
Brunswick Corp.	73,065	3,677,361
Caesars Entertainment Corp.*	490,960	4,266,442
Carter’s, Inc.	38,241	3,854,310
Cheesecake Factory, Inc.	35,063	1,715,282
Churchill Downs, Inc.	29,792	2,689,026
Cracker Barrel Old Country Store, Inc.	20,229	3,269,209
Dana, Inc.	120,043	2,129,563
Deckers Outdoor Corp.*	24,519	3,604,048
Delphi Technologies PLC	73,403	1,413,742
Dick’s Sporting Goods, Inc.	61,855	2,276,883
Dillard’s, Inc. Cl A	15,453	1,112,925
Domino’s Pizza, Inc.	34,515	8,908,321
Dunkin’ Brands Group, Inc.	69,273	5,202,402
Eldorado Resorts, Inc.*	54,842	2,560,573
Five Below, Inc.*	46,736	5,806,948
Gentex Corp.	217,703	4,502,098
Goodyear Tire & Rubber Co.	194,941	3,538,179
Graham Hldgs. Co. Cl B	3,662	2,501,805
Helen of Troy Ltd.*	21,476	2,490,357
International Speedway Corp. Cl A	19,961	870,898
Jack in the Box, Inc.	21,677	1,757,138
KB Home	71,245	1,721,992
Marriott Vacations Worldwide Corp.	33,021	3,087,463
Michaels Cos., Inc.*	76,128	869,382
Murphy USA, Inc.*	25,233	2,160,449
NVR, Inc.*	2,861	7,916,387
Ollie’s Bargain Outlet Hldgs., Inc.*	43,278	3,692,912
Papa John’s International, Inc.	18,968	1,004,356
Penn National Gaming, Inc.*	89,274	1,794,407
Polaris Industries, Inc.	48,004	4,052,978
Pool Corp.	33,112	5,462,487
Sally Beauty Hldgs., Inc.*	101,182	1,862,761
Scientific Games Corp.*	46,377	947,018
Service Corp. International	153,158	6,149,294
Signet Jewelers Ltd.	43,437	1,179,749
Six Flags Entertainment Corp.	60,030	2,962,480

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Skechers U.S.A., Inc. Cl A*	111,456	3,746,036
Sotheby’s*	27,636	1,043,259
Tempur Sealy International, Inc.*	38,465	2,218,277
Texas Roadhouse, Inc. Cl A	56,038	3,485,003
Thor Industries, Inc.	44,235	2,758,937
Toll Brothers, Inc.	113,081	4,093,532
TRI Pointe Group, Inc.*	119,102	1,505,449
Tupperware Brands Corp.	40,885	1,045,838
Urban Outfitters, Inc.*	63,094	1,870,106
Visteon Corp.*	23,645	1,592,491
Weight Watchers International, Inc.*	32,613	657,152
Wendy’s Co.	153,436	2,744,970
Williams-Sonoma, Inc.	67,095	3,775,436
Wyndham Destinations, Inc.	79,577	3,222,073
Wyndham Hotels & Resorts, Inc.	82,547	4,126,524

		167,094,735

CONSUMER STAPLES (2.7%)
Boston Beer Co., Inc. Cl A*	7,333	2,161,255
Casey’s General Stores, Inc.	30,781	3,963,669
Edgewell Personal Care Co.*	45,590	2,000,945
Energizer Hldgs., Inc.	53,234	2,391,804
Flowers Foods, Inc.	153,954	3,282,299
Hain Celestial Group, Inc.*	75,231	1,739,341
Ingredion, Inc.	55,969	5,299,705
Lancaster Colony Corp.	16,382	2,566,896
Nu Skin Enterprises, Inc. Cl A	46,487	2,224,868
Post Hldgs., Inc.*	55,763	6,100,472
Sanderson Farms, Inc.	16,406	2,162,967
Sprouts Farmers Market, Inc.*	104,729	2,255,863
Tootsie Roll Industries, Inc.	15,989	595,430
TreeHouse Foods, Inc.*	47,053	3,037,271

		39,782,785

ENERGY (3.7%)
Apergy Corp.*	64,755	2,658,840
Callon Petroleum Co.*	191,229	1,443,779
Chesapeake Energy Corp.*	869,838	2,696,498
CNX Resources Corp.*	166,029	1,788,132
Core Laboratories N.V.	37,179	2,562,749
Ensco PLC Cl A	366,693	1,441,104
EQT Corp.	214,216	4,442,840
Equitrans Midstream Corp.	170,238	3,707,784
Matador Resources Co.*	86,388	1,669,880
McDermott International, Inc.*	152,149	1,131,989
Murphy Oil Corp.	136,819	4,008,797
Oasis Petroleum, Inc.*	225,983	1,364,937
Oceaneering International, Inc.*	82,913	1,307,538
Patterson-UTI Energy, Inc.	179,451	2,515,903
PBF Energy, Inc. Cl A	100,860	3,140,780
QEP Resources, Inc.*	199,166	1,551,503
Range Resources Corp.	173,962	1,955,333
Rowan Cos. PLC Cl A*	106,528	1,149,437
SM Energy Co.	86,956	1,520,860
Southwestern Energy Co.*	452,989	2,124,518
Transocean Ltd.*	424,075	3,693,693
World Fuel Svcs. Corp.	56,282	1,625,987
WPX Energy, Inc.*	332,219	4,355,391

		53,858,272

FINANCIALS (15.3%)
Alleghany Corp.*	12,216	7,481,078
American Financial Group, Inc.	59,410	5,715,836
Associated Banc-Corp.	138,714	2,961,544
BancorpSouth Bank	76,075	2,146,836
Bank of Hawaii Corp.	34,757	2,741,285

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Bank OZK	101,603	2,944,455
Brown & Brown, Inc.	195,317	5,763,805
Cathay General Bancorp	64,335	2,181,600
Chemical Financial Corp.	60,067	2,472,358
CNO Financial Group, Inc.	135,099	2,185,902
Commerce Bancshares, Inc.	83,068	4,822,928
Cullen/Frost Bankers, Inc.	53,073	5,151,796
East West Bancorp, Inc.	122,118	5,858,000
Eaton Vance Corp.	96,639	3,895,518
Evercore, Inc. Cl A	34,569	3,145,779
FactSet Research Systems, Inc.	32,093	7,967,729
Federated Investors, Inc. Cl B	80,602	2,362,445
First American Financial Corp.	94,117	4,847,025
First Financial Bankshares, Inc.	57,024	3,294,847
First Horizon National Corp.	267,433	3,738,713
FNB Corp.	273,080	2,894,648
Fulton Financial Corp.	142,972	2,213,207
Genworth Financial, Inc. Cl A*	417,268	1,598,136
Green Dot Corp. Cl A*	40,102	2,432,186
Hancock Whitney Corp.	71,999	2,908,760
Hanover Insurance Group, Inc.	34,247	3,909,980
Home BancShares, Inc.	130,432	2,291,690
Interactive Brokers Group, Inc. Cl A	63,418	3,290,126
International Bancshares Corp.	45,750	1,739,872
Janus Henderson Group PLC	138,543	3,460,804
Kemper Corp.	51,310	3,906,743
Legg Mason, Inc.	71,802	1,965,221
LendingTree, Inc.*	6,257	2,199,711
MarketAxess Hldgs., Inc.	31,647	7,787,694
Mercury General Corp.	22,826	1,142,898
Navient Corp.	183,213	2,119,774
New York Community Bancorp, Inc.	392,969	4,546,651
Old Republic International Corp.	239,818	5,016,993
PacWest Bancorp	101,534	3,818,694
Pinnacle Financial Partners, Inc.	61,347	3,355,681
Primerica, Inc.	35,663	4,356,235
Prosperity Bancshares, Inc.	55,835	3,855,965
Reinsurance Group of America, Inc. Cl A	52,975	7,521,391
RenaissanceRe Hldgs. Ltd.	35,747	5,129,695
SEI Investments Co.	108,511	5,669,700
Signature Bank	46,397	5,942,064
SLM Corp.	367,882	3,645,711
Sterling Bancorp	178,693	3,329,051
Stifel Financial Corp.	60,348	3,183,960
Synovus Financial Corp.	134,067	4,606,542
TCF Financial Corp.	137,925	2,853,668
Texas Capital Bancshares, Inc.*	42,248	2,306,318
Trustmark Corp.	54,774	1,842,050
UMB Financial Corp.	36,936	2,365,381
Umpqua Hldgs. Corp.	185,942	3,068,043
United Bankshares, Inc.	85,840	3,110,842
Valley National Bancorp	279,062	2,673,414
Washington Federal, Inc.	68,325	1,973,909
Webster Financial Corp.	77,631	3,933,563
Wintrust Financial Corp.	47,539	3,200,801
WR Berkley Corp.	81,250	6,883,500

		225,730,751

HEALTH CARE (9.3%)
Acadia Healthcare Co., Inc.*	74,462	2,182,481
Allscripts Healthcare Solutions, Inc.*	143,077	1,364,955
Amedisys, Inc.*	24,473	3,016,542
Avanos Medical, Inc.*	39,877	1,701,950
Bio-Rad Laboratories, Inc. Cl A*	16,910	5,169,049

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Bio-Techne Corp.	31,700	6,294,035
Cantel Medical Corp.	30,454	2,037,068
Catalent, Inc.*	122,655	4,978,567
Charles River Laboratories International, Inc.*	40,564	5,891,921
Chemed Corp.	13,415	4,293,739
Covetrus, Inc.*	80,470	2,562,969
Encompass Health Corp.	82,926	4,842,878
Exelixis, Inc.*	252,384	6,006,739
Globus Medical, Inc. Cl A*	64,428	3,183,388
Haemonetics Corp.*	42,745	3,739,333
HealthEquity, Inc.*	45,791	3,387,618
Hill-Rom Hldgs., Inc.	56,205	5,949,861
ICU Medical, Inc.*	13,994	3,349,184
Inogen, Inc.*	14,945	1,425,305
Integra LifeSciences Hldgs. Corp.*	59,616	3,321,804
Ligand Pharmaceuticals, Inc.*	17,123	2,152,532
LivaNova PLC*	40,972	3,984,527
Mallinckrodt PLC*	70,173	1,525,561
Masimo Corp.*	41,146	5,689,669
Medidata Solutions, Inc.*	52,233	3,825,545
MEDNAX, Inc.*	74,155	2,014,791
Molina Healthcare, Inc.*	52,666	7,476,465
NuVasive, Inc.*	43,352	2,461,960
Patterson Cos., Inc.	69,363	1,515,582
PRA Health Sciences, Inc.*	49,753	5,487,258
Prestige Consumer Healthcare, Inc.*	43,382	1,297,556
STERIS PLC	71,154	9,109,847
Syneos Health, Inc. Cl A*	50,622	2,620,195
Tenet Healthcare Corp.*	69,941	2,017,098
United Therapeutics Corp.*	36,610	4,296,916
West Pharmaceutical Svcs., Inc.	62,517	6,889,373

		137,064,261

INDUSTRIALS (14.7%)
Acuity Brands, Inc.	33,497	4,019,975
AECOM*	131,099	3,889,707
AGCO Corp.	54,116	3,763,768
ASGN, Inc.*	44,307	2,813,051
Avis Budget Group, Inc.*	53,267	1,856,888
Brink’s Co.	41,597	3,136,830
Carlisle Cos., Inc.	47,989	5,884,411
Clean Harbors, Inc.*	42,742	3,057,335
Colfax Corp.*	79,962	2,373,272
Crane Co.	42,681	3,611,666
Curtiss-Wright Corp.	35,947	4,074,233
Deluxe Corp.	36,600	1,600,152
Donaldson Co., Inc.	107,370	5,374,942
Dycom Industries, Inc.*	26,673	1,225,358
EMCOR Group, Inc.	47,076	3,440,314
EnerSys	36,199	2,358,727
GATX Corp.	30,714	2,345,628
Genesee & Wyoming, Inc. Cl A*	47,183	4,111,527
Graco, Inc.	138,674	6,867,136
Granite Construction, Inc.	39,262	1,694,155
Healthcare Svcs. Group, Inc.	62,005	2,045,545
Herman Miller, Inc.	49,447	1,739,545
HNI Corp.	36,497	1,324,476
Hubbell, Inc. Cl B	45,896	5,414,810
IDEX Corp.	63,555	9,643,836
Insperity, Inc.	31,438	3,887,623
ITT, Inc.	73,468	4,261,144
JetBlue Airways Corp.*	258,905	4,235,686
KBR, Inc.	118,106	2,254,644
Kennametal, Inc.	68,972	2,534,721

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Kirby Corp.*	45,326	3,404,436
Knight-Swift Transportation Hldgs., Inc. Cl A	105,165	3,436,792
Landstar System, Inc.	33,727	3,689,397
Lennox International, Inc.	30,185	7,980,914
Lincoln Electric Hldgs., Inc.	53,059	4,450,058
ManpowerGroup, Inc.	50,743	4,195,939
MasTec, Inc.*	51,859	2,494,418
MSA Safety, Inc.	29,323	3,031,998
MSC Industrial Direct Co., Inc. Cl A	37,943	3,138,266
Nordson Corp.	43,433	5,755,741
NOW, Inc.*	91,075	1,271,407
nVent Electric PLC	135,641	3,659,594
Old Dominion Freight Line, Inc.	54,575	7,880,084
Oshkosh Corp.	59,020	4,434,173
Pitney Bowes, Inc.	157,912	1,084,855
Regal Beloit Corp.	35,918	2,940,607
Resideo Technologies, Inc.*	102,820	1,983,398
Ryder System, Inc.	44,728	2,772,689
Stericycle, Inc.*	71,477	3,889,778
Teledyne Technologies, Inc.*	30,359	7,195,387
Terex Corp.	52,154	1,675,708
Timken Co.	57,139	2,492,403
Toro Co.	89,073	6,131,785
Trex Co., Inc.*	49,591	3,050,838
Trinity Industries, Inc.	111,965	2,432,999
Valmont Industries, Inc.	18,431	2,397,873
Watsco, Inc.	27,008	3,867,816
Werner Enterprises, Inc.	36,763	1,255,456
Woodward, Inc.	46,885	4,448,918
XPO Logistics, Inc.*	91,698	4,927,851

		216,212,683

INFORMATION TECHNOLOGY (15.7%)
ACI Worldwide, Inc.*	97,488	3,204,431
ARRIS International PLC*	137,912	4,359,398
Arrow Electronics, Inc.*	71,371	5,499,849
Avnet, Inc.	91,282	3,958,900
Belden, Inc.	33,064	1,775,537
Blackbaud, Inc.	40,705	3,245,410
CACI International, Inc. Cl A*	20,821	3,789,838
CDK Global, Inc.	104,868	6,168,336
Ciena Corp.*	120,917	4,515,041
Cirrus Logic, Inc.*	49,683	2,090,164
Cognex Corp.	143,469	7,296,833
Coherent, Inc.*	20,438	2,896,473
CommVault Systems, Inc.*	32,486	2,103,144
CoreLogic, Inc.*	67,378	2,510,504
Cree, Inc.*	87,530	5,008,467
Cypress Semiconductor Corp.	307,567	4,588,900
Fair Isaac Corp.*	24,444	6,639,724
First Solar, Inc.*	63,672	3,364,428
Integrated Device Technology, Inc.*	108,729	5,326,634
InterDigital, Inc.	27,408	1,808,380
j2 Global, Inc.	38,865	3,365,709
Jabil, Inc.	117,839	3,133,339
Leidos Hldgs., Inc.	122,944	7,879,481
Littelfuse, Inc.	20,853	3,805,255
LiveRamp Hldgs., Inc.*	71,323	3,892,096
LogMeIn, Inc.	42,646	3,415,945
Lumentum Hldgs., Inc.*	64,232	3,631,677
Manhattan Associates, Inc.*	54,657	3,012,147
MAXIMUS, Inc.	53,653	3,808,290
MKS Instruments, Inc.	45,480	4,231,914
Monolithic Power Systems, Inc.	33,146	4,490,952

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

National Instruments Corp.	94,591	4,196,057
NCR Corp.*	99,816	2,723,979
NetScout Systems, Inc.*	59,170	1,660,902
Perspecta, Inc.	118,444	2,394,938
Plantronics, Inc.	27,302	1,258,895
PTC, Inc.*	89,834	8,280,898
Sabre Corp.	230,987	4,940,812
Science Applications International Corp.	42,651	3,281,994
Silicon Laboratories, Inc.*	36,240	2,930,366
Synaptics, Inc.*	28,924	1,149,729
SYNNEX Corp.	34,808	3,320,335
Tech Data Corp.*	31,439	3,219,668
Teradata Corp.*	98,636	4,305,461
Teradyne, Inc.	145,943	5,814,369
Trimble, Inc.*	211,903	8,560,881
Tyler Technologies, Inc.*	32,094	6,560,014
Ultimate Software Group, Inc.*	26,691	8,811,500
Universal Display Corp.	35,424	5,414,558
Versum Materials, Inc.	91,573	4,607,038
ViaSat, Inc.*	47,749	3,700,548
Vishay Intertechnology, Inc.	111,196	2,053,790
WEX, Inc.*	36,284	6,966,165
Zebra Technologies Corp. Cl A*	45,444	9,521,881

		230,491,974

MATERIALS (6.6%)
Allegheny Technologies, Inc.*	106,108	2,713,182
AptarGroup, Inc.	52,934	5,631,648
Ashland Global Hldgs., Inc.	52,547	4,105,497
Bemis Co., Inc.	76,716	4,256,204
Cabot Corp.	50,015	2,082,124
Carpenter Technology Corp.	39,793	1,824,509
Chemours Co.	140,600	5,224,696
Commercial Metals Co.	98,869	1,688,682
Compass Minerals International, Inc.	28,337	1,540,683
Domtar Corp.	53,086	2,635,720
Eagle Materials, Inc.	38,584	3,252,631
Greif, Inc. Cl A	22,033	908,861
Ingevity Corp.*	34,908	3,686,634
Louisiana-Pacific Corp.	113,853	2,775,736
Minerals Technologies, Inc.	29,454	1,731,601
NewMarket Corp.	7,329	3,177,561
Olin Corp.	138,581	3,206,764
Owens-Illinois, Inc.	128,724	2,443,182
PolyOne Corp.	65,211	1,911,334
Reliance Steel & Aluminum Co.	56,515	5,101,044
Royal Gold, Inc.	55,145	5,014,335
RPM International, Inc.	110,538	6,415,626
Scotts Miracle-Gro Co.	32,976	2,591,254
Sensient Technologies Corp.	35,452	2,403,291
Silgan Hldgs., Inc.	64,798	1,919,965
Sonoco Products Co.	83,904	5,162,613
Steel Dynamics, Inc.	194,010	6,842,733
United States Steel Corp.	146,331	2,851,991
Valvoline, Inc.	157,587	2,924,815
Worthington Industries, Inc.	33,126	1,236,262

		97,261,178

REAL ESTATE (9.7%)
Alexander & Baldwin, Inc.	56,830	1,445,755
American Campus Communities, Inc.	115,243	5,483,262
Brixmor Property Group, Inc.	251,067	4,612,101
Camden Property Trust	81,176	8,239,364
CoreCivic, Inc.	99,794	1,940,993
CoreSite Realty Corp.	30,931	3,310,236

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Corporate Office Properties Trust	92,877	2,535,542
Cousins Properties, Inc.	353,512	3,414,926
CyrusOne, Inc.	90,533	4,747,551
Douglas Emmett, Inc.	135,994	5,496,877
EPR Properties	62,882	4,835,626
First Industrial Realty Trust, Inc.	106,454	3,764,213
GEO Group, Inc.	101,356	1,946,035
Healthcare Realty Trust, Inc.	105,184	3,377,458
Highwoods Properties, Inc.	87,165	4,077,579
Hospitality Properties Trust	138,143	3,634,542
JBG SMITH Properties	92,768	3,835,957
Jones Lang LaSalle, Inc.	38,377	5,916,966
Kilroy Realty Corp.	85,018	6,457,967
Lamar Advertising Co. Cl A	71,633	5,677,632
Liberty Property Trust	124,424	6,024,610
Life Storage, Inc.	39,212	3,814,151
Mack-Cali Realty Corp.	75,965	1,686,423
Medical Properties Trust, Inc.	320,997	5,941,654
National Retail Properties, Inc.	135,747	7,519,026
Omega Healthcare Investors, Inc.	171,520	6,543,488
Pebblebrook Hotel Trust	109,807	3,410,605
PotlatchDeltic Corp.	57,091	2,157,469
Rayonier, Inc.	108,738	3,427,422
Realogy Hldgs. Corp.	94,969	1,082,647
Sabra Health Care REIT, Inc.	150,133	2,923,090
Senior Housing Properties Trust	199,661	2,352,007
Tanger Factory Outlet Centers, Inc.	78,706	1,651,252
Taubman Centers, Inc.	51,372	2,716,551
Uniti Group, Inc.	149,062	1,668,004
Urban Edge Properties	95,723	1,818,737
Weingarten Realty Investors	100,327	2,946,604

		142,434,322

UTILITIES (4.4%)
ALLETE, Inc.	43,328	3,562,861
Aqua America, Inc.	149,845	5,460,352
Black Hills Corp.	45,438	3,365,593
Hawaiian Electric Industries, Inc.	91,656	3,736,815
IDACORP, Inc.	42,373	4,217,808
MDU Resources Group, Inc.	164,785	4,256,397
National Fuel Gas Co.	72,510	4,420,210
New Jersey Resources Corp.	74,613	3,714,981
NorthWestern Corp.	42,287	2,977,428
OGE Energy Corp.	168,103	7,248,601
ONE Gas, Inc.	44,141	3,929,873
PNM Resources, Inc.	66,947	3,169,271
Southwest Gas Hldgs., Inc.	44,561	3,665,588
Spire, Inc.	42,654	3,509,998
UGI Corp.	146,167	8,100,575

		65,336,351

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,162,922,218) 95.9%		1,411,528,465

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill (1)	A-1+	2.38	05/16/19	5,000,000	4,985,253
U.S. Treasury Bill	A-1+	2.39	04/16/19	14,000,000	13,986,111
U.S. Treasury Bill	A-1+	2.41	04/23/19	5,200,000	5,192,369
U.S. Treasury Bill	A-1+	2.41	05/02/19	6,000,000	5,987,618

					30,151,351

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

COMMERCIAL PAPER (2.2%)
Cargill Global Funding PLC†	A-1	2.40	04/01/19	18,400,000	18,400,000
Natural Rural Utilities	A-1	2.45	04/03/19	13,000,000	12,998,230
Southern California Gas Co.†	A-1	2.40	04/01/19	1,000,000	1,000,000

					32,398,230

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $62,549,581) 4.2%					62,549,581

TOTAL INVESTMENTS (Cost: $1,225,471,799) 100.1%					1,474,078,046

OTHER NET ASSETS -0.1%					(1,496,026)

NET ASSETS 100.0%					$1,472,582,020

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (96.7%)
iShares Core MSCI EAFE ETF	1,180,519	71,740,140
iShares Core MSCI Europe ETF	393,284	18,039,937
iShares Core MSCI Pacific ETF	177,010	9,847,066
iShares Edge MSCI Min Vol Emerging Markets ETF	239,149	14,174,361
iShares MSCI EAFE ETF	3,310,851	214,741,796
iShares MSCI EAFE Growth ETF	577,155	44,700,655
iShares MSCI EAFE Small-Cap ETF	177,935	10,220,586
iShares MSCI EAFE Value ETF	866,081	42,334,039
Vanguard FTSE Developed Markets ETF	2,129,980	87,052,283
Vanguard FTSE Europe ETF	424,630	22,764,414
Vanguard FTSE Pacific ETF	220,480	14,520,813

		550,136,090

TOTAL COMMON STOCKS (Cost: $520,695,098) 96.7%		550,136,090

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	2.39	04/16/19	10,000,000	9,990,079

COMMERCIAL PAPER (1.3%)
Southern California Gas Co.†	A-1	2.40	04/01/19	7,700,000	7,700,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $17,690,079) 3.1%					17,690,079

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.68	04/01/19	72,168	72,168

TOTAL TEMPORARY CASH INVESTMENT (Cost: $72,168) 0.0% (2)					72,168

TOTAL INVESTMENTS (Cost: $538,457,345) 99.8%					567,898,337

OTHER NET ASSETS 0.2%					910,707

NET ASSETS 100.0%					$568,809,044

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.5%)
CenturyLink, Inc.	33,778	404,998
Comcast Corp. Cl A	72,580	2,901,748
Viacom, Inc. Cl B	42,678	1,197,972

		4,504,718

CONSUMER DISCRETIONARY (7.7%)
Amazon.com, Inc.*	987	1,757,600
Foot Locker, Inc.	17,020	1,031,412
Genuine Parts Co.	11,250	1,260,338
Home Depot, Inc.	13,683	2,625,631
Kohl’s Corp.	25,446	1,749,921
PVH Corp.	10,013	1,221,085
Ross Stores, Inc.	17,701	1,647,963
Royal Caribbean Cruises Ltd.	4,796	549,718
Starbucks Corp.	17,266	1,283,555
Tapestry, Inc.	26,988	876,840

		14,004,063

CONSUMER STAPLES (1.7%)
General Mills, Inc.	20,289	1,049,955
PepsiCo, Inc.	16,765	2,054,551

		3,104,506

ENERGY (5.4%)
Anadarko Petroleum Corp.	15,425	701,529
Baker Hughes, a GE Co. Cl A	31,473	872,432
Chevron Corp.	13,633	1,679,313
ConocoPhillips	16,082	1,073,313
Marathon Petroleum Corp.	32,880	1,967,868
Noble Energy, Inc.	25,814	638,380
Pioneer Natural Resources Co.	4,783	728,355
Valero Energy Corp.	7,197	610,521
Williams Cos., Inc.	53,308	1,531,006

		9,802,717

FINANCIALS (6.7%)
Bank of America Corp.	76,309	2,105,365
Citigroup, Inc.	30,775	1,914,820
CME Group, Inc. Cl A	4,064	668,853
Comerica, Inc.	12,936	948,468
JPMorgan Chase & Co.	25,705	2,602,117
Morgan Stanley	34,253	1,445,477
Progressive Corp.	10,629	766,245
Synchrony Financial	54,337	1,733,350

		12,184,695

HEALTH CARE (8.3%)
AbbVie, Inc.	22,354	1,801,509
Amgen, Inc.	4,376	831,353
Bristol-Myers Squibb Co.	18,454	880,440
Celgene Corp.*	14,413	1,359,722
CVS Health Corp.	16,539	891,948
Gilead Sciences, Inc.	22,404	1,456,484
HCA Healthcare, Inc.	11,717	1,527,663
Humana, Inc.	2,434	647,444
Medtronic PLC	17,480	1,592,078
Merck & Co., Inc.	15,593	1,296,870
UnitedHealth Group, Inc.	11,403	2,819,506

		15,105,017

INDUSTRIALS (5.7%)
Boeing Co.	7,731	2,948,758
Delta Air Lines, Inc.	32,235	1,664,938
FedEx Corp.	5,234	949,500
Ingersoll-Rand PLC	9,370	1,011,491
Lockheed Martin Corp.	4,031	1,209,945

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

PACCAR, Inc.	10,286	700,888
Parker-Hannifin Corp.	3,816	654,902
Robert Half International, Inc.	9,204	599,733
Rockwell Automation, Inc.	3,629	636,744

		10,376,899

INFORMATION TECHNOLOGY (15.6%)
Analog Devices, Inc.	8,017	843,949
Apple, Inc.	29,419	5,588,139
Broadcom, Inc.	7,312	2,198,791
Cisco Systems, Inc.	51,231	2,765,962
Citrix Systems, Inc.	5,636	561,684
Corning, Inc.	53,036	1,755,492
DXC Technology Co.	17,207	1,106,582
F5 Networks, Inc.*	2,059	323,119
Lam Research Corp.	6,568	1,175,738
Microchip Technology, Inc.	5,988	496,764
Micron Technology, Inc.*	15,122	624,992
Microsoft Corp.	49,183	5,800,643
NetApp, Inc.	9,190	637,235
Texas Instruments, Inc.	10,744	1,139,616
Total System Svcs., Inc.	13,074	1,242,161
Visa, Inc. Cl A	14,678	2,292,557

		28,553,424

MATERIALS (1.7%)
Eastman Chemical Co.	7,976	605,219
LyondellBasell Industries NV Cl A	13,463	1,131,969
Nucor Corp.	10,135	591,377
WestRock Co.	22,486	862,338

		3,190,903

REAL ESTATE (2.6%)
American Tower Corp.	9,428	1,857,882
Equinix, Inc.	3,060	1,386,670
Simon Property Group, Inc.	7,788	1,419,051

		4,663,603

UTILITIES (1.7%)
NextEra Energy, Inc.	7,687	1,486,051
Sempra Energy	13,370	1,682,748

		3,168,799

TOTAL COMMON STOCKS (Cost: $88,464,589) 59.6%		108,659,344

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.1%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	486,465
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	717,041
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	492,051
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	781,062
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	742,529
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,638,463
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,577,352
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,129,088
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,853,469
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,529,180
U.S. Treasury Note	AA+	2.75	05/31/23	1,000,000	1,020,625
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,538,018
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,238,441

					25,743,784

U.S. GOVERNMENT AGENCIES (11.4%)
MORTGAGE-BACKED OBLIGATIONS (11.4%)
FHLMC	AA+	2.50	09/01/27	188,827	188,876
FHLMC	AA+	2.62	01/25/23	50,000	49,912

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FHLMC	AA+	3.00	06/01/27	114,495	115,991
FHLMC	AA+	3.00	08/01/27	119,310	120,780
FHLMC	AA+	3.00	02/01/32	283,891	287,135
FHLMC	AA+	3.00	10/15/37	159,362	160,503
FHLMC	AA+	3.00	11/01/42	182,378	182,556
FHLMC	AA+	3.00	04/01/43	231,101	231,327
FHLMC	AA+	3.50	02/01/32	126,311	130,000
FHLMC	AA+	3.50	01/01/43	215,237	219,745
FHLMC	AA+	3.50	06/01/45	307,454	313,917
FHLMC	AA+	3.50	07/01/45	337,846	345,992
FHLMC	AA+	4.00	02/01/25	20,378	21,037
FHLMC	AA+	4.00	11/01/33	238,212	245,912
FHLMC	AA+	4.00	01/01/38	184,982	193,371
FHLMC	AA+	4.00	03/01/41	106,858	110,927
FHLMC	AA+	4.00	07/01/41	146,351	152,538
FHLMC	AA+	4.00	11/01/42	106,473	110,534
FHLMC	AA+	4.00	01/01/43	170,096	176,583
FHLMC	AA+	4.00	01/01/44	189,372	196,239
FHLMC	AA+	4.00	10/01/44	151,357	156,596
FHLMC	AA+	4.00	06/01/45	295,058	307,399
FHLMC	AA+	4.00	05/01/47	352,886	364,373
FHLMC	AA+	4.50	08/01/34	21,354	22,605
FHLMC	AA+	4.50	08/15/35	18,680	19,100
FHLMC	AA+	4.50	02/01/44	137,739	144,509
FHLMC	AA+	4.50	05/01/48	469,820	492,336
FHLMC	AA+	5.00	02/01/26	12,474	13,200
FHLMC	AA+	5.00	10/01/40	146,847	158,640
FHLMC	AA+	5.50	07/01/32	25,558	27,655
FHLMC	AA+	5.50	05/01/33	17,930	19,200
FHLMC	AA+	5.50	06/01/37	91,109	100,020
FHLMC	AA+	6.00	03/15/32	25,787	28,436
FHLMC ARM	AA+	3.90	03/01/37	3,613	3,774
FHLMC ARM	AA+	4.11	04/01/37	14,241	14,910
FHLMC ARM	AA+	4.18	05/01/37	20,084	20,926
FHLMC ARM	AA+	4.89	02/01/36	26,814	28,112
FHLMC Strip	AA+	3.00	01/15/43	239,999	243,110
FNMA	AA+	2.68	12/01/26	300,000	297,364
FNMA	AA+	2.92	07/01/27	291,069	293,095
FNMA	AA+	3.00	06/01/33	234,136	236,932
FNMA	AA+	3.00	09/01/33	205,904	208,364
FNMA	AA+	3.00	12/01/42	258,787	256,596
FNMA	AA+	3.00	01/01/43	539,688	540,136
FNMA	AA+	3.00	02/01/43	154,929	155,058
FNMA	AA+	3.00	03/01/43	288,159	288,392
FNMA	AA+	3.00	04/01/43	258,884	256,692
FNMA	AA+	3.00	09/01/43	295,605	295,851
FNMA	AA+	3.50	03/25/28	233,150	239,302
FNMA	AA+	3.50	08/01/38	187,480	191,138
FNMA	AA+	3.50	10/01/41	119,740	122,407
FNMA	AA+	3.50	11/01/41	219,652	224,389
FNMA	AA+	3.50	12/01/41	209,011	213,658
FNMA	AA+	3.50	04/01/42	348,673	356,202
FNMA	AA+	3.50	04/01/42	226,344	231,318
FNMA	AA+	3.50	08/01/42	169,012	172,662
FNMA	AA+	3.50	10/01/42	177,186	181,012
FNMA	AA+	3.50	11/25/42	463,186	470,401
FNMA	AA+	3.50	08/01/43	371,627	379,426
FNMA	AA+	3.50	08/01/43	307,445	313,411
FNMA	AA+	3.50	01/01/44	79,461	79,826
FNMA	AA+	3.50	08/25/44	91,623	93,555
FNMA	AA+	3.50	04/01/45	260,402	265,722
FNMA	AA+	3.50	11/01/46	366,079	373,272
FNMA	AA+	3.50	09/01/47	170,498	173,938

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	3.50	08/01/48	438,478	445,289
FNMA	AA+	3.53	01/01/26	200,000	210,155
FNMA	AA+	4.00	05/01/19	357	368
FNMA	AA+	4.00	07/25/26	310,456	327,116
FNMA	AA+	4.00	01/01/31	124,691	129,630
FNMA	AA+	4.00	07/01/40	211,396	219,218
FNMA	AA+	4.00	11/01/40	125,280	129,951
FNMA	AA+	4.00	05/01/41	114,430	118,571
FNMA	AA+	4.00	11/01/45	267,798	277,186
FNMA	AA+	4.00	02/01/47	216,098	223,671
FNMA	AA+	4.00	05/01/48	577,716	596,024
FNMA	AA+	4.00	07/01/56	612,180	633,118
FNMA	AA+	4.50	05/01/30	40,322	42,126
FNMA	AA+	4.50	04/01/31	53,135	55,805
FNMA	AA+	4.50	08/01/33	25,004	26,413
FNMA	AA+	4.50	09/01/33	48,471	51,215
FNMA	AA+	4.50	06/01/34	44,911	47,221
FNMA	AA+	4.50	08/01/35	28,741	30,360
FNMA	AA+	4.50	12/01/35	27,921	29,494
FNMA	AA+	4.50	05/01/39	49,486	52,501
FNMA	AA+	4.50	05/01/39	79,705	84,668
FNMA	AA+	4.50	05/01/40	100,307	106,591
FNMA	AA+	4.50	10/01/40	434,040	458,894
FNMA	AA+	4.50	11/01/47	228,571	239,220
FNMA	AA+	4.50	11/01/47	110,955	117,000
FNMA	AA+	5.00	06/01/33	46,991	50,559
FNMA	AA+	5.00	10/01/33	49,156	53,067
FNMA	AA+	5.00	11/01/33	135,468	145,778
FNMA	AA+	5.00	11/01/33	31,894	34,321
FNMA	AA+	5.00	03/01/34	16,274	17,510
FNMA	AA+	5.00	04/01/34	23,914	25,785
FNMA	AA+	5.00	09/01/35	17,600	18,926
FNMA	AA+	5.00	11/25/35	64,266	70,015
FNMA	AA+	5.00	08/01/37	135,100	145,314
FNMA	AA+	5.00	05/01/39	57,565	62,060
FNMA	AA+	5.00	06/01/40	31,443	33,919
FNMA	AA+	5.50	03/01/34	8,081	8,625
FNMA	AA+	5.50	05/01/34	103,889	114,195
FNMA	AA+	5.50	07/01/34	33,298	36,159
FNMA	AA+	5.50	09/01/34	14,916	16,360
FNMA	AA+	5.50	09/01/34	44,814	48,412
FNMA	AA+	5.50	10/01/34	19,750	21,697
FNMA	AA+	5.50	02/01/35	34,741	38,388
FNMA	AA+	5.50	02/01/35	28,115	30,896
FNMA	AA+	5.50	08/01/35	11,674	12,703
FNMA	AA+	5.50	08/01/37	6,618	7,264
FNMA	AA+	5.50	11/01/38	4,390	4,658
FNMA	AA+	5.50	06/01/48	9,947	10,295
FNMA	AA+	6.00	05/01/23	10,235	11,033
FNMA	AA+	6.00	04/01/32	1,629	1,756
FNMA	AA+	6.00	05/01/32	9,797	10,817
FNMA	AA+	6.00	04/01/33	56,203	61,259
FNMA	AA+	6.00	05/01/33	30,744	33,141
FNMA	AA+	6.00	06/01/34	14,026	15,293
FNMA	AA+	6.00	09/01/34	9,658	10,530
FNMA	AA+	6.00	10/01/34	23,909	25,773
FNMA	AA+	6.00	12/01/36	23,806	26,252
FNMA	AA+	6.00	01/01/37	26,652	29,399
FNMA	AA+	6.00	04/01/37	4,271	4,508
FNMA	AA+	6.00	05/01/37	3,464	3,633
FNMA	AA+	6.00	06/01/37	1,698	1,751
FNMA	AA+	6.00	10/25/44	78,126	87,540
FNMA	AA+	6.00	02/25/47	67,837	76,288

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	6.00	12/25/49	31,060	34,845
FNMA	AA+	6.50	05/01/32	22,398	24,737
FNMA	AA+	6.50	05/01/32	4,188	4,625
FNMA	AA+	6.50	07/01/32	3,601	3,977
FNMA	AA+	6.50	07/01/34	16,114	17,798
FNMA	AA+	6.50	05/01/37	19,084	19,820
FNMA	AA+	6.50	09/01/37	6,879	7,598
FNMA	AA+	7.00	04/01/32	3,706	4,142
FNMA	AA+	7.50	06/01/31	4,036	4,556
FNMA	AA+	7.50	02/01/32	4,018	4,609
FNMA	AA+	7.50	06/01/32	3,042	3,580
FNMA	AA+	8.00	04/01/32	1,436	1,501
FNMA Strip	AA+	3.00	08/25/42	187,401	185,542
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	189,038	190,535
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	99,201	100,619
GNMA (3)	AA+	3.50	05/20/31	94,853	98,489
GNMA (3)	AA+	4.00	08/15/41	143,275	148,816
GNMA (3)	AA+	4.00	01/15/42	207,883	215,926
GNMA (3)	AA+	4.00	08/20/42	133,709	138,469
GNMA (3)	AA+	4.50	04/20/31	71,079	74,630
GNMA (3)	AA+	4.50	10/15/40	127,571	135,461
GNMA (3)	AA+	4.50	10/20/43	248,778	260,391
GNMA (3)	AA+	5.00	04/15/39	104,120	111,860
GNMA (3)	AA+	5.00	06/20/39	116,045	124,420
GNMA (3)	AA+	5.00	11/15/39	56,735	60,916
GNMA (3)	AA+	6.50	04/15/31	1,768	1,941
GNMA (3)	AA+	6.50	10/15/31	2,224	2,541
GNMA (3)	AA+	6.50	12/15/31	1,340	1,471
GNMA (3)	AA+	6.50	05/15/32	6,414	7,042
GNMA (3)	AA+	7.00	05/15/31	2,140	2,442
GNMA (3)	AA+	7.00	05/15/32	642	654
Vendee Mortgage Trust (3)		5.25	01/15/32	82,417	84,639

					20,765,171

CORPORATE DEBT (12.5%)
COMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	351,655
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	101,823
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	255,386
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	348,895

					1,057,759

CONSUMER DISCRETIONARY (2.6%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	104,941
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	340,559
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	253,052
Dollar General Corp.	BBB	3.25	04/15/23	300,000	301,817
eBay, Inc.	BBB+	2.88	08/01/21	325,000	325,108
Expedia Group, Inc.	BBB	5.95	08/15/20	250,000	259,813
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	308,474
Harman International Industries, Inc.	BBB+	4.15	05/15/25	300,000	308,902
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	248,631
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	302,876
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	209,184
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,045
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	351,489
Mattel, Inc.	B+	3.15	03/15/23	350,000	313,250
NVR, Inc.	BBB+	3.95	09/15/22	300,000	308,116
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	307,768
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	100,739
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	360,140

					4,729,904

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	279,812
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	255,847

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	405,265
Sysco Corp.	BBB+	2.60	06/12/22	300,000	297,657
Sysco Corp.	BBB+	3.75	10/01/25	100,000	102,401

					1,340,982

ENERGY (0.8%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	304,211
Energen Corp.	BB+	4.63	09/01/21	250,000	252,188
EQT Corp.	BBB	4.88	11/15/21	210,000	217,942
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	345,761
Rowan Cos., Inc.	B-	4.88	06/01/22	300,000	277,875

					1,397,977

FINANCIALS (2.9%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	311,052
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	310,964
American Express Co.	BBB	3.63	12/05/24	250,000	256,786
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	305,730
Block Financial LLC	BBB	5.25	10/01/25	350,000	362,860
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	312,969
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	248,083
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	102,350
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	258,508
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	314,369
First Republic Bank	A-	2.38	06/17/19	150,000	149,852
First Tennessee Bank	BBB	2.95	12/01/19	350,000	349,758
Lincoln National Corp.	A-	4.00	09/01/23	250,000	261,388
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	262,912
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	23,497
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	260,923
Signet UK Finance PLC	BB	4.70	06/15/24	250,000	212,500
Synchrony Financial	BBB-	3.70	08/04/26	400,000	377,164
Unum Group	BBB	4.00	03/15/24	150,000	152,207
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	248,362
WR Berkley Corp.	BBB+	7.38	09/15/19	250,000	254,899

					5,337,133

HEALTH CARE (1.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	297,980
Anthem, Inc.	A	4.35	08/15/20	250,000	255,091
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	205,618
Medco Health Solutions, Inc.	A-	4.13	09/15/20	250,000	254,347
Owens & Minor, Inc.	B	3.88	09/15/21	400,000	318,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	314,301
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	154,662
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	253,805
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	375,000	381,209
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	250,764

					2,685,777

INDUSTRIALS (0.1%)
JB Hunt Transport Svsc., Inc.	BBB+	3.30	08/15/22	200,000	201,983

INFORMATION TECHNOLOGY (1.1%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	368,282
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	310,372
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	373,603
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	198,633
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	359,465
Symantec Corp.	BB+	4.20	09/15/20	350,000	355,292

					1,965,647

MATERIALS (0.9%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	296,625
Methanex Corp.	BB+	3.25	12/15/19	250,000	249,844
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	256,763
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	158,584
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	352,962

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	100,801
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	307,540

					1,723,119

REAL ESTATE (0.6%)
Government Properties Income Trust	BBB-	3.75	08/15/19	350,000	350,632
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	251,745
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	258,870
National Retail Properties, Inc.	BBB+	3.80	10/15/22	250,000	255,512

					1,116,759

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	255,371
Exelon Corp.	BBB	5.15	12/01/20	340,000	350,547
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	257,256
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	106,244
SCANA Corp.	BBB	4.13	02/01/22	300,000	303,775
Southern Co.	BBB+	3.25	07/01/26	50,000	49,059

					1,322,252

TOTAL CORPORATE DEBT					22,879,292

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,517,781) 38.0%					69,388,247

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.1%)
Wisconsin Power&Light Co.	A-1	2.40	04/01/19	3,800,000	3,800,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,800,000) 2.1%					3,800,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.68	04/01/19	181,719	181,719

TOTAL TEMPORARY CASH INVESTMENT (Cost: $181,719) 0.1%					181,719

TOTAL INVESTMENTS (Cost: $160,964,089) 99.8%					182,029,310

OTHER NET ASSETS 0.2%					348,308

NET ASSETS 100.0%					$182,377,618

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (52.3%)
U.S. Treasury Note	AA+	0.75	07/15/19	2,500,000	2,487,500
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,377,734
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	22,638,027
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,983,242
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	20,431,524
U.S. Treasury Note	AA+	1.50	08/15/26	26,000,000	24,536,484
U.S. Treasury Note	AA+	1.63	07/31/19	13,500,000	13,462,559
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,448,438
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,639,738
U.S. Treasury Note	AA+	1.63	05/15/26	26,000,000	24,813,750
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,466,094
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	14,797,852
U.S. Treasury Note	AA+	1.88	05/31/22	16,900,000	16,720,438
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,459,277
U.S. Treasury Note	AA+	2.00	05/31/24	25,000,000	24,700,195
U.S. Treasury Note	AA+	2.00	06/30/24	23,500,000	23,205,332
U.S. Treasury Note	AA+	2.13	05/15/25	10,200,000	10,098,398
U.S. Treasury Note	AA+	2.50	01/31/24	17,000,000	17,205,859
U.S. Treasury Note	AA+	2.50	02/28/26	2,900,000	2,934,438
U.S. Treasury Note	AA+	2.75	09/30/20	2,000,000	2,011,719
U.S. Treasury Note	AA+	2.75	05/31/23	8,000,000	8,165,000
U.S. Treasury Note	AA+	2.88	05/31/25	36,500,000	37,707,637

					312,291,235

U.S. GOVERNMENT AGENCIES (6.2%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	729	747

NON-MORTGAGE-BACKED OBLIGATIONS (6.2%)
FHLMC	AA+	0.00	11/29/19	13,500,000	13,270,797
FNMA	AA+	0.00	10/09/19	23,000,000	22,704,790
Tennessee Valley Authority Generic Strip	AA+	0.00	11/01/20	900,000	863,444

					36,839,031

CORPORATE DEBT (40.6%)
COMMUNICATION SERVICES (1.5%)
AT&T, Inc.	BBB	3.00	02/15/22	2,000,000	2,008,460
Discovery Communications LLC†	BBB-	3.50	06/15/22	2,500,000	2,503,558
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,036,459
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,492,106

					9,040,583

CONSUMER DISCRETIONARY (4.5%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	519,780
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	262,353
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	306,145
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	708,546
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,053,340
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,100,699
Expedia Group, Inc.	BBB	5.95	08/15/20	2,000,000	2,078,506
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,056,492
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,080,962
Harman International Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,059,344
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	52,286
Kohl’s Corp.	BBB-	3.25	02/01/23	700,000	696,167
Marriott International, Inc.	BBB	3.13	02/15/23	2,000,000	1,992,940
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	804,298
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	534,861

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,054,104
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	292,196
Tapestry, Inc.	BBB-	3.00	07/15/22	2,500,000	2,460,868
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,057,942
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	2,500,000	2,537,500

					26,709,329

CONSUMER STAPLES (3.1%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	2,000,000	2,035,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,073,614
General Mills, Inc.	BBB	2.20	10/21/19	775,000	772,046
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	281,432
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	1,961,828
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,990,000	2,975,681
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,003,872
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,111,190
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,013,163
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	1,997,095

					18,224,921

ENERGY (2.4%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	216,383
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	1,500,000	1,286,250
Energen Corp.	BB+	4.63	09/01/21	2,000,000	2,017,500
EQT Corp.	BBB-	4.88	11/15/21	1,250,000	1,297,276
Kinder Morgan, Inc.	BBB	3.05	12/01/19	2,000,000	2,001,987
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,975,775
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,048,578
Rowan Cos., Inc.	B-	4.88	06/01/22	2,000,000	1,852,500
SESI LLC	B+	7.13	12/15/21	2,150,000	1,926,938

					14,623,187

FINANCIALS (13.0%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	571,809
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,121,455
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,996,829
American International Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,065,032
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,505,757
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	2,025,379
Bank of America Corp.	A-	2.65	04/01/19	1,250,000	1,250,000
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,603,292
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,086,458
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,849,923
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	1,984,665
ERAC USA Finance LLC†	A-	2.35	10/15/19	1,000,000	997,133
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	775,525
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,619,744
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,998,033
First Tennessee Bank	BBBu	2.95	12/01/19	2,200,000	2,198,482
FS Investment Corp.	BBB-	4.75	05/15/22	2,675,000	2,667,357
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,504,670
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,708,757
Infinity Property & Casualty Corp.	BBB-	5.00	09/19/22	2,000,000	2,069,953
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,559,244
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,024,478
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,091,101
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,075,233
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,508,678
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,194,515
People’s United Bank	BBB+	4.00	07/15/24	1,750,000	1,768,135
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,573,007

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,463,370
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	1,971,465
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,729,485
Signet UK Finance PLC	BB	4.70	06/15/24	2,000,000	1,700,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,059,640
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	998,675
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,414,366
Unum Group	BBB	4.00	03/15/24	2,000,000	2,029,422
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,986,898
Wells Fargo & Co.	A-	2.13	04/22/19	2,000,000	1,999,398
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,089,533

					77,836,896

HEALTH CARE (4.8%)
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,473,206
Aetna, Inc.	BBB	2.80	06/15/23	2,500,000	2,456,162
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,055,034
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,017,164
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,056,180
CVS Health Corp.	BBB	3.38	08/12/24	590,000	585,864
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,518,964
Express Scripts Hldg. Co.	A-	2.25	06/15/19	2,000,000	1,996,931
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,548,495
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	600,000	613,544
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	400,000	408,860
Owens & Minor, Inc.	B	3.88	09/15/21	2,000,000	1,590,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,095,341
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,030,442
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	400,000	406,623
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	1,600,000	1,652,373
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,006,109

					28,511,292

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	2,010,883
JB Hunt Transport Svsc., Inc.	BBB+	3.30	08/15/22	2,000,000	2,019,828
Verisk Analytics, Inc.	BBB	4.13	09/12/22	2,000,000	2,068,753

					6,099,464

INFORMATION TECHNOLOGY (2.9%)
Adobe, Inc.	A	4.75	02/01/20	2,000,000	2,032,670
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	51,729
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,141,307
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	979,360
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,971,795
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,030,636
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,561,907
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	616,226
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	1,998,253
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,035,186
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,030,238
Total System Svcs., Inc.	BBB-	3.75	06/01/23	950,000	964,805

					17,414,112

MATERIALS (1.8%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,086,898
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,043,686
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	250,000	247,188
Kinross Gold Corp.	BBB-	5.13	09/01/21	750,000	772,500
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,998,752
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,028,237
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	198,830

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Southern Copper Corp.	BBB+	3.50	11/08/22	2,000,000	2,016,021
WestRock RKT Co.	BBB	3.50	03/01/20	622,000	624,943

					11,017,055

REAL ESTATE (3.6%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	3,082,907
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	2,000,000	2,146,046
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,500,000	2,498,741
Government Properties Income Trust	BBB-	3.75	08/15/19	2,000,000	2,003,611
HCP, Inc.	BBB+	3.15	08/01/22	750,000	750,932
HCP, Inc.	BBB+	4.00	12/01/22	2,000,000	2,055,205
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,346,127
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,448,103
Mack-Cali Realty LP	BB	4.50	04/18/22	1,000,000	970,158
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,786,234
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	762,602
Senior Housing Properties Trust	BBB-	4.75	05/01/24	500,000	494,592
Vornado Realty LP	BBB	5.00	01/15/22	2,000,000	2,113,652

					21,458,910

UTILITIES (2.0%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,430,079
Exelon Corp.	BBB	5.15	12/01/20	1,500,000	1,546,533
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,037,636
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,058,049
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,037,499
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,452,950
Talen Energy Supply LLC†	B	6.50	09/15/24	1,400,000	1,120,000

					11,682,746

TOTAL CORPORATE DEBT					242,618,495

TOTAL LONG-TERM DEBT SECURITIES (Cost: $591,865,045) 99.1%					591,749,508

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		1.68	04/01/19	402,717	402,717

TOTAL TEMPORARY CASH INVESTMENT (Cost: $402,717) 0.1%					402,717

TOTAL INVESTMENTS (Cost: $592,267,762) 99.2%					592,152,225

OTHER NET ASSETS 0.8%					4,673,072

NET ASSETS 100.0%					$596,825,297

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.6%)
U.S. Treasury Note	AA+	1.50	08/15/26	50,800,000	47,940,516
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	1,908,750
U.S. Treasury Note	AA+	2.00	11/15/26	15,000,000	14,644,922
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	43,692,344
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	73,851,035
U.S. Treasury Note	AA+	2.25	11/15/27	51,100,000	50,602,973
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	63,869,531
U.S. Treasury Note	AA+	2.63	02/15/29	11,200,000	11,417,875
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	13,778,437
U.S. Treasury Note	AA+	2.88	05/15/28	39,000,000	40,549,336
U.S. Treasury Note	AA+	3.13	11/15/28	4,000,000	4,247,344
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	17,199,072
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	16,767,350
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	15,847,196
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	15,412,514
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,846,914
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,432,342
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	6,064,694

					451,073,145

U.S. GOVERNMENT AGENCIES (29.1%)
MORTGAGE-BACKED OBLIGATIONS (28.0%)
FHLMC	AA+	2.50	09/01/27	1,132,963	1,133,255
FHLMC	AA+	2.50	12/01/27	1,079,527	1,075,621
FHLMC	AA+	2.98	01/15/47	3,035,247	3,031,588
FHLMC	AA+	3.00	06/01/27	624,725	632,888
FHLMC	AA+	3.00	08/01/27	388,924	393,717
FHLMC	AA+	3.00	02/01/32	4,542,263	4,594,161
FHLMC	AA+	3.00	10/15/37	1,092,766	1,100,592
FHLMC	AA+	3.00	12/15/40	1,121,581	1,121,070
FHLMC	AA+	3.00	07/01/42	625,555	637,193
FHLMC	AA+	3.00	10/01/42	1,930,329	1,932,221
FHLMC	AA+	3.00	11/01/42	1,918,694	1,920,574
FHLMC	AA+	3.00	11/01/42	3,161,988	3,165,087
FHLMC	AA+	3.00	11/01/42	1,828,455	1,808,234
FHLMC	AA+	3.00	11/01/42	765,269	766,018
FHLMC	AA+	3.00	11/01/42	849,371	850,203
FHLMC	AA+	3.00	02/01/43	1,632,497	1,634,097
FHLMC	AA+	3.00	03/01/43	1,443,696	1,445,110
FHLMC	AA+	3.00	04/01/43	1,270,539	1,271,784
FHLMC	AA+	3.00	04/01/43	856,455	857,294
FHLMC	AA+	3.00	04/01/43	2,023,286	2,021,520
FHLMC	AA+	3.00	09/15/43	3,124,922	3,126,687
FHLMC	AA+	3.00	04/15/44	1,019,511	1,010,665
FHLMC	AA+	3.00	04/15/45	2,684,472	2,691,601
FHLMC	AA+	3.00	09/01/46	4,279,124	4,267,415
FHLMC	AA+	3.00	09/01/46	1,544,554	1,541,292
FHLMC	AA+	3.00	11/01/46	1,313,573	1,298,971
FHLMC	AA+	3.50	02/01/35	1,332,534	1,371,484
FHLMC	AA+	3.50	02/01/35	2,588,397	2,664,065
FHLMC	AA+	3.50	04/01/35	1,106,255	1,132,449
FHLMC	AA+	3.50	02/01/36	1,264,831	1,294,788
FHLMC	AA+	3.50	01/01/41	1,318,506	1,347,744
FHLMC	AA+	3.50	07/01/42	1,722,940	1,761,686
FHLMC	AA+	3.50	10/01/42	1,454,969	1,487,243
FHLMC	AA+	3.50	01/01/43	1,162,282	1,186,624
FHLMC	AA+	3.50	01/01/43	658,236	672,835
FHLMC	AA+	3.50	05/01/43	1,931,074	1,973,884
FHLMC	AA+	3.50	06/01/43	2,452,582	2,498,640
FHLMC	AA+	3.50	07/01/43	678,946	693,760

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FHLMC	AA+	3.50	11/01/43	1,345,772	1,375,606
FHLMC	AA+	3.50	01/01/44	2,290,692	2,341,479
FHLMC	AA+	3.50	05/15/44	2,548,576	2,592,381
FHLMC	AA+	3.50	04/01/45	1,981,455	2,023,100
FHLMC	AA+	3.50	07/01/45	2,027,077	2,075,954
FHLMC	AA+	3.50	09/01/45	1,700,582	1,733,699
FHLMC	AA+	3.50	11/01/45	5,527,669	5,646,442
FHLMC	AA+	3.50	05/01/46	3,525,515	3,588,084
FHLMC	AA+	3.50	08/01/46	2,534,182	2,586,787
FHLMC	AA+	3.50	09/01/47	5,475,706	5,565,571
FHLMC	AA+	3.50	11/01/47	3,648,714	3,708,219
FHLMC	AA+	4.00	02/01/25	150,743	155,616
FHLMC	AA+	4.00	05/01/25	58,511	60,402
FHLMC	AA+	4.00	05/01/26	202,869	210,264
FHLMC	AA+	4.00	11/01/33	6,869,580	7,091,648
FHLMC	AA+	4.00	12/01/33	957,242	986,967
FHLMC	AA+	4.00	01/01/38	2,520,604	2,634,918
FHLMC	AA+	4.00	12/15/38	356,182	366,452
FHLMC	AA+	4.00	07/01/41	914,691	953,365
FHLMC	AA+	4.00	12/01/41	538,930	559,489
FHLMC	AA+	4.00	07/01/42	2,017,861	2,116,052
FHLMC	AA+	4.00	08/01/42	1,381,865	1,434,565
FHLMC	AA+	4.00	08/01/42	683,889	709,932
FHLMC	AA+	4.00	09/01/42	735,541	763,213
FHLMC	AA+	4.00	11/01/42	1,235,082	1,282,189
FHLMC	AA+	4.00	12/01/42	913,295	948,127
FHLMC	AA+	4.00	01/01/43	1,318,241	1,368,519
FHLMC	AA+	4.00	01/01/44	1,460,871	1,513,844
FHLMC	AA+	4.00	10/01/44	1,616,513	1,673,467
FHLMC	AA+	4.00	10/01/44	1,513,569	1,565,962
FHLMC	AA+	4.00	10/01/44	1,224,373	1,265,738
FHLMC	AA+	4.00	05/01/47	3,528,855	3,643,727
FHLMC	AA+	4.00	05/01/48	2,904,030	2,997,039
FHLMC	AA+	4.50	03/01/34	302,003	319,153
FHLMC	AA+	4.50	08/01/34	160,158	169,539
FHLMC	AA+	4.50	08/15/35	48,116	49,197
FHLMC	AA+	4.50	06/01/37	808,230	855,517
FHLMC	AA+	4.50	12/01/39	105,432	110,034
FHLMC	AA+	4.50	03/01/41	421,775	450,578
FHLMC	AA+	4.50	05/01/48	3,758,561	3,938,686
FHLMC	AA+	4.50	05/01/48	4,630,254	4,852,388
FHLMC	AA+	5.00	02/01/26	46,778	49,499
FHLMC	AA+	5.00	08/01/35	954,980	1,032,864
FHLMC	AA+	5.00	10/01/40	660,811	713,881
FHLMC	AA+	5.50	03/01/21	20,433	20,644
FHLMC	AA+	5.50	07/01/32	127,790	138,277
FHLMC	AA+	5.50	01/15/33	158,090	171,545
FHLMC	AA+	5.50	05/01/33	105,978	113,485
FHLMC	AA+	5.50	06/01/37	911,094	1,000,205
FHLMC	AA+	6.00	07/15/29	94,014	101,830
FHLMC	AA+	6.00	03/15/32	113,462	125,120
FHLMC ARM	AA+	3.90	03/01/37	16,259	16,984
FHLMC ARM	AA+	4.05	04/01/37	72,083	75,466
FHLMC ARM	AA+	4.11	04/01/37	58,744	61,502
FHLMC ARM	AA+	4.18	05/01/37	73,642	76,727
FHLMC ARM	AA+	4.89	02/01/36	118,601	124,341
FHLMC Strip	AA+	3.00	01/15/43	2,399,995	2,431,096
FHLMC Strip	AA+	3.50	10/15/47	2,324,597	2,390,141
FNMA	AA+	2.25	01/01/28	1,302,067	1,281,075
FNMA	AA+	2.68	12/01/26	3,000,000	2,973,644
FNMA	AA+	2.92	07/01/27	2,910,691	2,930,952
FNMA	AA+	3.00	06/01/33	1,077,024	1,089,890

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	3.00	07/01/33	2,019,005	2,043,124
FNMA	AA+	3.00	09/01/33	2,136,257	2,161,779
FNMA	AA+	3.00	04/25/42	1,217,499	1,223,295
FNMA	AA+	3.00	10/01/42	680,769	677,976
FNMA	AA+	3.00	12/01/42	978,412	976,317
FNMA	AA+	3.00	12/01/42	1,552,724	1,539,574
FNMA	AA+	3.00	01/01/43	3,400,032	3,402,858
FNMA	AA+	3.00	02/01/43	1,549,291	1,550,577
FNMA	AA+	3.00	03/01/43	1,873,034	1,874,547
FNMA	AA+	3.00	04/01/43	1,812,188	1,796,844
FNMA	AA+	3.00	02/01/45	1,427,144	1,432,473
FNMA	AA+	3.00	03/01/45	1,874,097	1,858,223
FNMA	AA+	3.00	09/01/46	2,609,310	2,601,783
FNMA	AA+	3.00	01/01/47	1,198,786	1,191,419
FNMA	AA+	3.50	03/01/32	794,993	817,742
FNMA	AA+	3.50	10/01/34	2,099,531	2,159,648
FNMA	AA+	3.50	02/01/35	1,709,379	1,758,346
FNMA	AA+	3.50	08/01/38	1,606,974	1,638,327
FNMA	AA+	3.50	03/01/41	1,433,857	1,465,248
FNMA	AA+	3.50	10/01/41	838,181	856,846
FNMA	AA+	3.50	12/01/41	1,003,252	1,025,557
FNMA	AA+	3.50	04/01/42	995,914	1,017,799
FNMA	AA+	3.50	04/01/42	1,162,244	1,187,341
FNMA	AA+	3.50	07/01/42	1,592,725	1,626,942
FNMA	AA+	3.50	08/01/42	1,010,910	1,032,741
FNMA	AA+	3.50	09/01/42	1,235,086	1,261,753
FNMA	AA+	3.50	10/01/42	1,328,893	1,357,589
FNMA	AA+	3.50	11/25/42	1,852,743	1,881,603
FNMA	AA+	3.50	12/01/42	2,385,540	2,437,042
FNMA	AA+	3.50	12/01/42	1,202,722	1,240,121
FNMA	AA+	3.50	01/01/43	1,253,044	1,275,835
FNMA	AA+	3.50	03/01/43	1,546,885	1,580,280
FNMA	AA+	3.50	06/01/43	2,917,401	2,979,866
FNMA	AA+	3.50	07/25/43	2,217,075	2,254,256
FNMA	AA+	3.50	08/01/43	1,886,720	1,926,315
FNMA	AA+	3.50	08/01/43	4,027,535	4,105,682
FNMA	AA+	3.50	10/01/43	1,085,179	1,118,456
FNMA	AA+	3.50	01/01/44	882,901	886,955
FNMA	AA+	3.50	08/25/44	3,756,549	3,835,765
FNMA	AA+	3.50	02/01/45	1,889,335	1,922,531
FNMA	AA+	3.50	04/01/45	1,953,015	1,992,914
FNMA	AA+	3.50	04/01/45	3,289,474	3,364,313
FNMA	AA+	3.50	05/01/45	3,618,221	3,686,548
FNMA	AA+	3.50	10/01/45	3,538,890	3,619,395
FNMA	AA+	3.50	02/01/46	2,310,542	2,351,137
FNMA	AA+	3.50	02/01/46	4,080,329	4,163,377
FNMA	AA+	3.50	03/01/46	2,025,103	2,072,920
FNMA	AA+	3.50	08/01/46	3,102,656	3,167,232
FNMA	AA+	3.50	11/01/46	2,928,631	2,986,178
FNMA	AA+	3.50	12/01/46	1,501,609	1,523,580
FNMA	AA+	3.50	09/01/47	3,921,456	4,000,565
FNMA	AA+	3.50	04/01/48	1,820,098	1,843,518
FNMA	AA+	3.50	08/01/48	4,384,778	4,452,892
FNMA	AA+	3.53	01/01/26	5,000,000	5,253,876
FNMA	AA+	4.00	05/01/19	2,930	3,018
FNMA	AA+	4.00	07/25/26	1,552,279	1,635,581
FNMA	AA+	4.00	05/25/29	1,854,051	1,944,663
FNMA	AA+	4.00	01/01/31	88,491	91,996
FNMA	AA+	4.00	12/01/33	1,086,048	1,122,839
FNMA	AA+	4.00	03/01/35	330,267	341,188
FNMA	AA+	4.00	06/01/36	863,248	899,100
FNMA	AA+	4.00	11/01/38	1,252,913	1,299,596

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	4.00	10/01/40	886,688	927,330
FNMA	AA+	4.00	11/01/40	692,722	718,554
FNMA	AA+	4.00	01/01/41	2,500,947	2,593,270
FNMA	AA+	4.00	02/01/41	953,158	988,712
FNMA	AA+	4.00	05/01/41	726,788	753,089
FNMA	AA+	4.00	08/01/42	1,739,729	1,804,618
FNMA	AA+	4.00	05/01/43	1,022,375	1,060,480
FNMA	AA+	4.00	09/01/45	1,080,579	1,118,458
FNMA	AA+	4.00	11/01/45	1,606,790	1,663,118
FNMA	AA+	4.00	02/01/47	3,601,628	3,727,854
FNMA	AA+	4.00	04/01/48	1,346,650	1,389,670
FNMA	AA+	4.00	05/01/48	6,162,307	6,357,590
FNMA	AA+	4.00	09/01/48	1,950,060	2,009,357
FNMA	AA+	4.00	07/01/56	1,937,279	2,003,537
FNMA	AA+	4.50	05/01/19	304	310
FNMA	AA+	4.50	06/01/19	3,435	3,495
FNMA	AA+	4.50	05/01/30	224,009	234,036
FNMA	AA+	4.50	04/01/31	356,762	374,690
FNMA	AA+	4.50	08/01/33	94,843	100,186
FNMA	AA+	4.50	08/01/33	138,108	145,906
FNMA	AA+	4.50	09/01/33	246,761	260,733
FNMA	AA+	4.50	10/01/33	226,471	239,492
FNMA	AA+	4.50	10/01/33	107,223	113,242
FNMA	AA+	4.50	05/01/34	127,630	134,701
FNMA	AA+	4.50	06/01/34	182,852	192,258
FNMA	AA+	4.50	07/01/34	117,705	124,342
FNMA	AA+	4.50	01/01/35	482,265	509,600
FNMA	AA+	4.50	08/01/35	143,707	151,799
FNMA	AA+	4.50	12/01/35	157,729	166,616
FNMA	AA+	4.50	05/01/39	597,784	635,012
FNMA	AA+	4.50	05/01/39	818,129	867,970
FNMA	AA+	4.50	05/01/40	501,537	532,954
FNMA	AA+	4.50	07/01/40	2,481,161	2,650,715
FNMA	AA+	4.50	10/01/40	2,893,602	3,059,296
FNMA	AA+	4.50	11/01/40	459,685	485,919
FNMA	AA+	4.50	03/01/41	1,516,867	1,603,771
FNMA	AA+	4.50	06/01/41	465,974	492,671
FNMA	AA+	4.50	08/01/41	1,317,256	1,392,683
FNMA	AA+	4.50	10/01/41	163,553	170,398
FNMA	AA+	4.50	11/01/41	900,134	951,703
FNMA	AA+	4.50	01/01/42	85,173	89,867
FNMA	AA+	4.50	07/01/42	1,075,000	1,141,421
FNMA	AA+	4.50	03/01/44	1,230,213	1,295,996
FNMA	AA+	4.50	04/01/44	2,014,836	2,111,596
FNMA	AA+	4.50	11/01/47	3,550,549	3,743,999
FNMA	AA+	4.50	11/01/47	4,786,189	5,044,891
FNMA	AA+	4.50	11/01/47	4,155,838	4,349,446
FNMA	AA+	5.00	09/01/20	11,236	11,490
FNMA	AA+	5.00	10/01/20	44,457	45,464
FNMA	AA+	5.00	10/01/25	75,768	80,050
FNMA	AA+	5.00	09/01/33	449,522	483,720
FNMA	AA+	5.00	10/01/33	318,066	343,374
FNMA	AA+	5.00	11/01/33	343,880	370,051
FNMA	AA+	5.00	03/01/34	72,331	77,824
FNMA	AA+	5.00	04/01/34	39,916	42,947
FNMA	AA+	5.00	04/01/34	141,209	152,255
FNMA	AA+	5.00	04/01/35	129,617	139,810
FNMA	AA+	5.00	06/01/35	82,936	89,179
FNMA	AA+	5.00	09/01/35	211,198	227,108
FNMA	AA+	5.00	09/01/35	84,428	89,196
FNMA	AA+	5.00	11/25/35	535,552	583,460
FNMA	AA+	5.00	08/01/37	589,529	634,097

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

FNMA	AA+	5.00	05/01/39	391,935	422,537
FNMA	AA+	5.00	09/25/40	1,258,467	1,309,760
FNMA	AA+	5.50	01/01/24	79,125	84,446
FNMA	AA+	5.50	03/01/24	169,647	181,056
FNMA	AA+	5.50	09/01/25	82,063	88,079
FNMA	AA+	5.50	11/01/26	52,024	55,523
FNMA	AA+	5.50	01/01/27	37,650	40,182
FNMA	AA+	5.50	03/01/33	173,646	184,504
FNMA	AA+	5.50	09/01/33	207,140	229,243
FNMA	AA+	5.50	10/01/33	295,002	325,320
FNMA	AA+	5.50	03/01/34	34,634	36,963
FNMA	AA+	5.50	03/01/34	146,215	161,724
FNMA	AA+	5.50	07/01/34	133,190	144,636
FNMA	AA+	5.50	09/01/34	58,172	63,804
FNMA	AA+	5.50	09/01/34	112,866	121,927
FNMA	AA+	5.50	09/01/34	35,860	38,272
FNMA	AA+	5.50	10/01/34	259,868	285,487
FNMA	AA+	5.50	02/01/35	101,215	111,226
FNMA	AA+	5.50	02/01/35	125,067	138,198
FNMA	AA+	5.50	04/01/35	111,556	120,135
FNMA	AA+	5.50	08/01/35	216,211	235,255
FNMA	AA+	5.50	02/25/37	25,802	27,023
FNMA	AA+	5.50	05/01/38	283,909	304,734
FNMA	AA+	5.50	11/01/38	24,316	25,798
FNMA	AA+	5.50	06/01/48	56,365	58,340
FNMA	AA+	6.00	05/01/23	100,725	108,576
FNMA	AA+	6.00	01/01/25	74,547	80,357
FNMA	AA+	6.00	03/01/28	92,535	99,748
FNMA	AA+	6.00	04/01/32	6,387	6,884
FNMA	AA+	6.00	05/01/32	131,284	144,942
FNMA	AA+	6.00	04/01/33	321,008	349,885
FNMA	AA+	6.00	03/01/36	23,478	25,196
FNMA	AA+	6.00	12/01/36	92,024	101,478
FNMA	AA+	6.00	01/01/37	129,414	142,750
FNMA	AA+	6.00	04/01/37	21,357	22,540
FNMA	AA+	6.00	05/01/37	15,570	16,327
FNMA	AA+	6.00	06/01/37	7,133	7,354
FNMA	AA+	6.00	07/01/37	56,524	62,272
FNMA	AA+	6.00	08/01/37	70,400	77,014
FNMA	AA+	6.00	12/01/37	39,241	43,238
FNMA	AA+	6.00	10/25/44	396,638	444,433
FNMA	AA+	6.00	02/25/47	821,100	923,392
FNMA	AA+	6.00	12/25/49	310,597	348,447
FNMA	AA+	6.50	05/01/32	87,824	96,997
FNMA	AA+	6.50	05/01/32	56,952	62,900
FNMA	AA+	6.50	09/01/36	18,673	20,875
FNMA	AA+	6.50	05/01/37	85,878	89,190
FNMA	AA+	6.50	07/01/37	13,964	15,423
FNMA	AA+	6.50	09/01/37	26,243	28,984
FNMA	AA+	6.50	05/01/38	22,699	25,070
FNMA	AA+	7.00	01/25/44	290,951	335,003
FNMA	AA+	7.50	06/01/32	43,194	50,839
FNMA	AA+	8.00	04/01/32	18,665	19,509
FNMA Strip	AA+	3.00	08/25/42	1,041,116	1,030,789
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,890,385	1,905,349
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,984,023	2,012,385
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,248,308	1,287,969
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,980,265
GNMA (3)	AA+	3.00	07/16/36	1,658,651	1,660,593
GNMA (3)	AA+	3.50	05/20/31	2,371,313	2,462,232
GNMA (3)	AA+	3.50	07/15/42	1,590,732	1,633,650
GNMA (3)	AA+	3.50	11/15/42	983,885	1,010,474

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

GNMA (3)	AA+	3.50	03/20/45	3,819,774	3,905,174
GNMA (3)	AA+	3.50	05/20/45	2,403,013	2,463,342
GNMA (3)	AA+	3.70	05/15/42	773,924	798,237
GNMA (3)	AA+	4.00	04/15/24	151,311	156,498
GNMA (3)	AA+	4.00	01/20/41	1,388,158	1,437,433
GNMA (3)	AA+	4.00	03/15/41	514,874	535,253
GNMA (3)	AA+	4.00	08/15/41	927,074	962,929
GNMA (3)	AA+	4.00	11/15/41	628,520	656,438
GNMA (3)	AA+	4.00	12/15/41	1,324,418	1,371,745
GNMA (3)	AA+	4.00	08/20/42	927,051	960,052
GNMA (3)	AA+	4.25	04/20/41	692,710	719,648
GNMA (3)	AA+	4.29	04/15/41	274,705	285,470
GNMA (3)	AA+	4.50	06/20/30	27,630	29,218
GNMA (3)	AA+	4.50	09/15/30	491,053	515,782
GNMA (3)	AA+	4.50	06/20/34	282,996	296,302
GNMA (3)	AA+	4.50	09/15/40	759,535	799,798
GNMA (3)	AA+	4.50	10/15/40	1,036,516	1,100,624
GNMA (3)	AA+	4.50	10/15/40	264,678	278,327
GNMA (3)	AA+	5.00	04/15/39	839,082	901,459
GNMA (3)	AA+	5.00	06/20/39	1,015,393	1,088,671
GNMA (3)	AA+	5.00	11/15/39	324,199	348,094
GNMA (3)	AA+	5.00	05/15/40	126,869	134,169
GNMA (3)	AA+	5.00	06/20/40	96,754	102,061
GNMA (3)	AA+	5.50	01/15/36	65,922	70,570
GNMA (3)	AA+	6.50	04/15/31	6,600	7,246
GNMA (3)	AA+	6.50	12/15/31	19,093	20,960
GNMA (3)	AA+	6.50	05/15/32	24,490	26,886
GNMA (3)	AA+	7.00	05/15/32	2,496	2,544
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	453,293	465,513

					387,240,258

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,813,242
FNMA	AA+	0.00	10/09/19	5,050,000	4,985,182

					15,798,424

CORPORATE DEBT (37.3%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	3.00	02/15/22	4,000,000	4,016,920
AT&T, Inc.	BBB	3.00	06/30/22	1,000,000	1,004,730
Discovery Communications LLC†	BBB-	3.50	06/15/22	5,000,000	5,007,117
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,018,230
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,064,635
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,984,211

					19,095,843

CONSUMER DISCRETIONARY (5.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,039,560
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,049,411
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,675,989
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	1,984,033
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	714,338
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,036,627
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,835,000
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,024,222
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,001,665
Expedia Group, Inc.	BBB	5.95	08/15/20	4,000,000	4,157,013
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,112,983
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,202,406
Harman International Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,148,359
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	209,143
Kohl’s Corp.	BBB-	3.25	02/01/23	1,804,000	1,794,121
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,000,000	2,019,174
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	2,989,411
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,016,117

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Mattel, Inc.	B+	3.15	03/15/23	2,000,000	1,790,000
Mattel, Inc.	B+	4.35	10/01/20	1,000,000	1,002,000
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,056,351
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,108,208
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,334,158
Tapestry, Inc.	BBB-	4.25	04/01/25	2,500,000	2,518,471
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,115,885
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,008,039
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,038,938
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	4,000,000	3,924,460

					81,906,082

CONSUMER STAPLES (1.9%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	645,000	662,362
Edgewell Personal Care Co.	BB	4.70	05/19/21	4,000,000	4,070,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,147,228
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,300,423
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,809,292
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,070,498
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,039,489
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,660,819

					25,760,111

ENERGY (2.9%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,042,115
Devon Energy Corp.	BBB	5.85	12/15/25	2,500,000	2,838,562
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	3,000,000	2,572,500
Energen Corp.	BB+	4.63	09/01/21	4,000,000	4,035,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,151,283
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	5,000,000	5,225,129
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,951,550
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,434,969
Murphy Oil Corp.	BBB-	4.45	12/01/22	3,525,000	3,569,198
Rowan Cos., Inc.	B-	4.88	06/01/22	4,000,000	3,705,000
SESI LLC	B+	7.13	12/15/21	4,500,000	4,033,125

					40,558,431

FINANCIALS (9.4%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,110,516
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,121,455
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,109,636
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,135,727
American International Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,009,067
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	5,095,500
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,110,228
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,369,501
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,172,916
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,040,644
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,961,662
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,619,115
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,239,489
First Republic Bank	A-	2.38	06/17/19	2,000,000	1,998,033
First Tennessee Bank	BBBu	2.95	12/01/19	5,000,000	4,996,550
Genworth Hldgs., Inc.	B	7.20	02/15/21	1,750,000	1,688,750
Genworth Hldgs., Inc.	B	7.63	09/24/21	1,300,000	1,254,500
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,025,774
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,129,093
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,047,724
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,182,202
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,039,902
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,251,620
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,119,936
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,206,587
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,551,761
Old Republic International Corp.	BBB+	3.88	08/26/26	5,000,000	4,935,208

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	725,331
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,020,726
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,043,694
Reinsurance Group of America, Inc.	A	4.70	09/15/23	1,000,000	1,069,679
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,000,000	3,122,549
Signet UK Finance PLC	BB	4.70	06/15/24	5,000,000	4,250,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,544,730
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,247,020
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,593,004
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,551,229
Unum Group	BBB	4.00	03/15/24	5,000,000	5,073,554
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,967,245
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	4,044,557
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,036,694
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,089,533
WR Berkley Corp.	BBB+	7.38	09/15/19	2,000,000	2,039,191

					131,941,832

HEALTH CARE (3.6%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,110,067
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,581,838
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,040,726
Biogen, Inc.	A-	4.05	09/15/25	2,500,000	2,559,007
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,112,359
Express Scripts Hldg. Co.	A-	3.50	06/15/24	2,000,000	2,016,722
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,058,195
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,000,000	2,045,146
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	1,000,000	1,022,150
Medco Health Solutions, Inc.	A-	4.13	09/15/20	3,000,000	3,052,162
Owens & Minor, Inc.	B	3.88	09/15/21	2,200,000	1,749,000
Owens & Minor, Inc.	B	4.38	12/15/24	2,800,000	1,806,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,190,681
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	700,562
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,060,885
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	1,000,000	1,016,558
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	3,000,000	3,098,200
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,015,272

					49,235,530

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	4,021,766
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,020,813
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,000,000	5,218,803

					13,261,382

INFORMATION TECHNOLOGY (3.6%)
Adobe, Inc.	A	4.75	02/01/20	4,000,000	4,065,340
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,261,169
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,000,506
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,138,028
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	282,310
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,133,996
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	5,000,000	5,109,244
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,037,787
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	993,167
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	744,024
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,123,813
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,054,086
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,197,962
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	4,995,633
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,070,372
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,019,291
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,060,476
Total System Svcs., Inc.	BBB-	3.75	06/01/23	4,000,000	4,062,335

					49,349,539

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

MATERIALS (3.7%)
Albemarle Corp.	BBB	4.50	12/15/20	2,000,000	2,041,123
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,669,146
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,109,214
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,851,096
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,553,399
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	3,955,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,120,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,397,879
Methanex Corp.	BB+	5.25	03/01/22	600,000	618,582
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,056,474
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,054,104
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,114,449
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	5,042,314
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,032,041
Teck Resources Ltd.	BBB-	3.75	02/01/23	1,000,000	999,255
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,000,000	3,075,400

					51,689,476

REAL ESTATE (2.4%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,086,531
Government Properties Income Trust	BBB-	3.75	08/15/19	4,000,000	4,007,222
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,728,004
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	4,027,914
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,711,445
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,108,094
Mack-Cali Realty LP	BB	4.50	04/18/22	5,000,000	4,850,788
National Retail Properties, Inc.	BBB+	3.30	04/15/23	1,000,000	1,006,384
National Retail Properties, Inc.	BBB+	3.80	10/15/22	3,000,000	3,066,143
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	500,000	504,514
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	769,546

					33,866,585

UTILITIES (1.5%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,553,713
Exelon Corp.	BBB	5.15	12/01/20	3,000,000	3,093,066
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,037,636
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,087,073
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,124,875
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,050,329
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,018,749
Talen Energy Supply LLC†	B	6.50	09/15/24	2,000,000	1,600,000
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,776,523

					21,341,964

TOTAL CORPORATE DEBT					518,006,775

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,531,278	2,901,643

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,365,622,711) 99.2%					1,375,020,245

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Intercontinental Exchange, Inc.†	A-1	2.41	04/01/19	7,375,000	7,375,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,375,000) 0.6%					7,375,000

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit	1.68	04/01/19	87,048	87,048

TOTAL TEMPORARY CASH INVESTMENT (Cost: $87,048) 0.0% (2)				87,048

TOTAL INVESTMENTS (Cost: $1,373,084,759) 99.8%				1,382,482,293

OTHER NET ASSETS 0.2%				3,215,083

NET ASSETS 100.0%				$1,385,697,376

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.3%)	32,892,290	47,581,592
Equity Index Fund (25.4%)	9,322,858	39,990,668
International Fund (4.6%)	8,528,425	7,170,794
Mid-Cap Equity Index Fund (4.8%)	3,432,773	7,588,089
Mid-Term Bond Fund (34.9%)	52,425,985	54,924,292

TOTAL INVESTMENTS (Cost: $150,403,782) 100.0%		157,255,435

OTHER NET ASSETS -0.0% (2)		(165)

NET ASSETS 100.0%		$157,255,270

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.4%)	70,493,169	101,974,573
Equity Index Fund (35.8%)	33,497,077	143,686,682
International Fund (9.2%)	43,835,790	36,857,614
Mid-Cap Equity Index Fund (14.5%)	26,408,132	58,374,754
Mid-Term Bond Fund (15.1%)	57,782,066	60,535,613

TOTAL INVESTMENTS (Cost: $350,260,933) 100.0%		401,429,236

OTHER NET ASSETS -0.0% (2)		(366)

NET ASSETS 100.0%		$401,428,870

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.6%)	42,267,466	61,143,609
Equity Index Fund (36.3%)	25,132,183	107,805,227
International Fund (13.9%)	49,282,717	41,437,450
Mid-Cap Equity Index Fund (19.6%)	26,421,396	58,404,072
Small Cap Growth Fund (4.9%)	9,891,553	14,430,678
Small Cap Value Fund (4.7%)	9,334,458	13,974,215

TOTAL INVESTMENTS (Cost: $246,676,606) 100.0%		297,195,251

OTHER NET ASSETS -0.0% (2)		(1,186)

NET ASSETS 100.0%		$297,194,065

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	21,778,659	31,504,747
Equity Index Fund (22.3%)	5,415,237	23,228,816
Mid-Cap Equity Index Fund (5.2%)	2,443,512	5,401,345
Mid-Term Bond Fund (30.0%)	29,828,750	31,250,209
Money Market Fund (12.3%)	10,427,264	12,809,216

TOTAL INVESTMENTS (Cost: $100,492,313) 100.0%		104,194,333

OTHER NET ASSETS -0.0% (2)		(1,467)

NET ASSETS 100.0%		$104,192,866

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.2%)	4,925,675	7,125,422
Equity Index Fund (23.2%)	1,362,089	5,842,721
International Fund (2.8%)	851,663	716,087
Mid-Cap Equity Index Fund (7.6%)	866,323	1,914,992
Mid-Term Bond Fund (29.0%)	6,991,603	7,324,782
Money Market Fund (9.2%)	1,887,180	2,318,278

TOTAL INVESTMENTS (Cost: $24,191,094) 100.0%		25,242,282

OTHER NET ASSETS -0.0% (2)		(713)

NET ASSETS 100.0%		$25,241,569

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.2%)	27,044,935	39,122,878
Equity Index Fund (29.2%)	9,825,344	42,146,097
International Fund (3.7%)	6,343,066	5,333,319
Mid-Cap Equity Index Fund (10.1%)	6,572,040	14,527,390
Mid-Term Bond Fund (24.0%)	33,070,064	34,645,985
Money Market Fund (4.0%)	4,688,082	5,759,005
Small Cap Growth Fund (0.9%)	917,502	1,338,533
Small Cap Value Fund (0.9%)	849,226	1,271,340

TOTAL INVESTMENTS (Cost: $133,682,931) 100.0%		144,144,547

OTHER NET ASSETS -0.0% (2)		(1,728)

NET ASSETS 100.0%		$144,142,819

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.7%)	99,070,871	143,314,734
Equity Index Fund (32.9%)	42,868,075	183,883,851
International Fund (6.4%)	42,831,257	36,012,992
Mid-Cap Equity Index Fund (10.9%)	27,511,861	60,814,529
Mid-Term Bond Fund (20.0%)	106,819,080	111,909,437
Small Cap Growth Fund (2.1%)	8,052,329	11,747,455
Small Cap Value Fund (2.0%)	7,464,607	11,174,942

TOTAL INVESTMENTS (Cost: $514,534,712) 100.0%		558,857,940

OTHER NET ASSETS -0.0% (2)		(2,566)

NET ASSETS 100.0%		$558,855,374

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.8%)	123,620,381	178,827,759
Equity Index Fund (36.0%)	65,790,118	282,208,619
International Fund (8.4%)	78,896,499	66,337,044
Mid-Cap Equity Index Fund (13.0%)	46,239,640	102,211,985
Mid-Term Bond Fund (12.2%)	91,122,141	95,464,476
Small Cap Growth Fund (4.0%)	21,479,211	31,335,785
Small Cap Value Fund (3.6%)	18,832,604	28,193,482

TOTAL INVESTMENTS (Cost: $715,134,940) 100.0%		784,579,150

OTHER NET ASSETS -0.0% (2)		(3,234)

NET ASSETS 100.0%		$784,575,916

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.3%)	97,755,730	141,412,266
Equity Index Fund (38.0%)	61,802,468	265,103,480
International Fund (10.5%)	87,002,120	73,152,340
Mid-Cap Equity Index Fund (17.8%)	56,362,483	124,588,368
Mid-Term Bond Fund (3.9%)	25,869,470	27,102,253
Small Cap Growth Fund (5.0%)	23,740,664	34,634,993
Small Cap Value Fund (4.5%)	21,101,165	31,589,647

TOTAL INVESTMENTS (Cost: $628,421,563) 100.0%		697,583,347

OTHER NET ASSETS -0.0% (2)		(2,728)

NET ASSETS 100.0%		$697,580,619

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (16.3%)	64,911,632	93,900,387
Equity Index Fund (40.0%)	53,955,961	231,445,661
International Fund (11.7%)	80,474,005	67,663,429
Mid-Cap Equity Index Fund (20.6%)	53,884,714	119,111,299
Small Cap Growth Fund (5.9%)	23,528,303	34,325,182
Small Cap Value Fund (5.5%)	21,064,792	31,535,195

TOTAL INVESTMENTS (Cost: $514,272,975) 100.0%		577,981,153

OTHER NET ASSETS -0.0% (2)		(1,822)

NET ASSETS 100.0%		$577,979,331

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.6%)	41,111,697	59,471,687
Equity Index Fund (39.5%)	43,498,449	186,587,858
International Fund (13.5%)	75,703,739	63,652,537
Mid-Cap Equity Index Fund (20.5%)	43,714,724	96,630,698
Small Cap Growth Fund (7.1%)	23,071,606	33,658,912
Small Cap Value Fund (6.8%)	21,421,735	32,069,558

TOTAL INVESTMENTS (Cost: $418,081,185) 100.0%		472,071,250

OTHER NET ASSETS -0.0% (2)		(1,890)

NET ASSETS 100.0%		$472,069,360

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.6%)	36,655,906	53,025,994
Equity Index Fund (38.5%)	44,796,280	192,154,944
International Fund (13.6%)	80,547,826	67,725,498
Mid-Cap Equity Index Fund (21.7%)	49,124,857	108,589,711
Small Cap Growth Fund (8.1%)	27,786,626	40,537,603
Small Cap Value Fund (7.5%)	25,090,600	37,562,059

TOTAL INVESTMENTS (Cost: $434,639,980) 100.0%		499,595,809

OTHER NET ASSETS -0.0% (2)		(2,100)

NET ASSETS 100.0%		$499,593,709

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.7%)	19,881,881	28,760,891
Equity Index Fund (36.1%)	27,732,081	118,957,567
International Fund (15.7%)	61,345,679	51,580,121
Mid-Cap Equity Index Fund (21.7%)	32,427,432	71,680,320
Small Cap Growth Fund (9.3%)	21,005,540	30,644,751
Small Cap Value Fund (8.5%)	18,647,207	27,915,931

TOTAL INVESTMENTS (Cost: $310,057,146) 100.0%		329,539,581

OTHER NET ASSETS -0.0% (2)		(936)

NET ASSETS 100.0%		$329,538,645

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.8%)	5,413,206	7,830,679
Equity Index Fund (33.5%)	6,927,823	29,717,096
International Fund (16.6%)	17,524,104	14,734,460
Mid-Cap Equity Index Fund (22.0%)	8,835,994	19,531,824
Small Cap Growth Fund (9.8%)	5,924,037	8,642,512
Small Cap Value Fund (9.3%)	5,530,699	8,279,771

TOTAL INVESTMENTS (Cost: $88,939,630) 100.0%		88,736,342

OTHER NET ASSETS -0.0% (2)		(109)

NET ASSETS 100.0%		$88,736,233

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.0%)	393,987	569,937
Equity Index Fund (30.5%)	578,965	2,483,488
International Fund (19.9%)	1,935,040	1,627,003
Mid-Cap Equity Index Fund (22.9%)	845,399	1,868,742
Small Cap Growth Fund (10.0%)	557,251	812,967
Small Cap Value Fund (9.7%)	527,728	790,039

TOTAL INVESTMENTS (Cost: $7,923,328) 100.0%		8,152,176

OTHER NET ASSETS -0.0% (2)		7

NET ASSETS 100.0%		$8,152,183

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$40,048,464	1.3%
ALL AMERICA FUND	$5,300,000	1.8%
SMALL CAP VALUE FUND	$14,300,000	3.0%
SMALL CAP GROWTH FUND	$9,500,000	1.7%
MID-CAP EQUITY INDEX FUND	$19,400,000	1.3%
INTERNATIONAL FUND	$7,700,000	1.3%
COMPOSITE FUND	$282,005	0.2%
MID-TERM BOND FUND	$5,396,216	0.9%
BOND FUND	$18,326,563	1.3%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of March 31, 2019, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	717	E-mini S&P 500 Stock Index	P	June 2019	$101,735,130	$2,729,873	3.4%
ALL AMERICA FUND	26	E-mini S&P 500 Stock Index	P	June 2019	$3,689,140	$25,415	1.2%
MID-CAP EQUITY INDEX FUND	349	E-mini S&P MidCap 400 Stock Index	P	June 2019	$66,344,900	$1,093,960	4.5%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value, Small Cap Growth and Small Cap Equity Index Funds (see Note b below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of March 31, 2019. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of March 31, 2019:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$2,902,164,952	-	-		$2,902,164,952
Short-Term Debt Securities	-	$98,481,138	-		$98,481,138
Temporary Cash Investment	-	$65,283	-		$65,283

	$2,902,164,952	$98,546,421	-		$3,000,711,373

All America Fund
Common Stock - Indexed	$160,172,857	-	-		$160,172,857
Common Stock - Active	$128,290,537	-	-		$128,290,537
Short-Term Debt Securities - Indexed	-	$2,800,000	-		$2,800,000
Short-Term Debt Securities - Active	-	$6,397,914	-		$6,397,914
Temporary Cash Investment	-	$300,445	-		$300,445

	$288,463,394	$9,498,359	-		$297,961,753

Small Cap Value Fund
Common Stock	$449,602,516	-	3,206,125	(b)	$452,808,641
Short-Term Debt Securities	-	$22,292,063	-		$22,292,063
Temporary Cash Investment	-	$798,910	-		$798,910

	$449,602,516	$23,090,973	$3,206,125		$475,899,614

Small Cap Growth Fund
Common Stock	$541,420,699	-	-	(b)	$541,420,699
Short-Term Debt Securities	-	$20,599,275	-		$20,599,275
Temporary Cash Investment	-	$99,059	-		$99,059

	$541,420,699	$20,698,334	-		$562,119,033

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$21,966,528	-	-	(b)	$21,966,528
Temporary Cash Investment	-	$55,614	-		$55,614

	$21,966,528	$55,614	-		$22,022,142

Mid Cap Value Fund
Common Stock	$85,478,256	-	-		$85,478,256
Short-Term Debt Securities	-	$5,296,185	-		$5,296,185
Temporary Cash Investment	-	$76,015	-		$76,015

	$85,478,256	$5,372,200	-		$90,850,456

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,411,528,465	-	-		$1,411,528,465
Short-Term Debt Securities - Indexed	-	$62,549,581	-		$62,549,581

	$1,411,528,465	$62,549,581	-		$1,474,078,046

International Fund
Common Stock	$550,136,090	-	-		$550,136,090
Short-Term Debt Securities	-	$17,690,079	-		$17,690,079
Temporary Cash Investment	-	$72,168	-		$72,168

	$550,136,090	$17,762,247	-		$567,898,337

Composite Fund
Common Stock	$108,659,344	-	-		$108,659,344
U.S. Government Debt	-	$25,743,784	-		$25,743,784
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$20,765,171	-		$20,765,171
Long-Term Corporate Debt	-	$22,879,292	-		$22,879,292
Short-Term Debt Securities	-	$3,800,000	-		$3,800,000
Temporary Cash Investment	-	$181,719	-		$181,719

	$108,659,344	$73,369,966	-		$182,029,310

Retirement Income Fund Fund
Common Stock	$104,194,333	-	-		$104,194,333

2010 Retirement Fund Fund
Common Stock	$25,242,282	-	-		$25,242,282

2015 Retirement Fund Fund
Common Stock	$144,144,547	-	-		$144,144,547

2020 Retirement Fund Fund
Common Stock	$558,857,940	-	-		$558,857,940

2025 Retirement Fund Fund
Common Stock	$784,579,150	-	-		$784,579,150

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

2030 Retirement Fund Fund
Common Stock	$697,583,347	-	-	$697,583,347

2035 Retirement Fund Fund
Common Stock	$577,981,153	-	-	$577,981,153

2040 Retirement Fund Fund
Common Stock	$472,071,250	-	-	$472,071,250

2045 Retirement Fund Fund
Common Stock	$499,595,809	-	-	$499,595,809

2050 Retirement Fund Fund
Common Stock	$329,539,581	-	-	$329,539,581

2055 Retirement Fund Fund
Common Stock	$88,736,342	-	-	$88,736,342

2060 Retirement Fund Fund
Common Stock	$8,152,176	-	-	$8,152,176

Conservative Allocation Fund Fund
Common Stock	$157,255,435	-	-	$157,255,435

Moderate Allocation Fund Fund
Common Stock	$401,429,236	-	-	$401,429,236

Aggressive Allocation Fund Fund
Common Stock	$297,195,251	-	-	$297,195,251

Mid-Term Bond Fund
U.S. Government Debt	-	$312,291,235	-	$312,291,235
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$747	-	$747
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$36,839,031	-	$36,839,031
Long-Term Corporate Debt	-	$242,618,495	-	$242,618,495
Temporary Cash Investment	-	$402,717	-	$402,717

	-	$592,152,225	-	$592,152,225

Bond Fund
U.S. Government Debt	-	$451,073,145	-	$451,073,145
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$387,240,258	-	$387,240,258
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,798,424	-	$15,798,424
Long-Term Corporate Debt	-	$518,006,775	-	$518,006,775
Sovereign Debt	-	$2,901,643	-	$2,901,643
Short-Term Debt Securities	-	$7,375,000	-	$7,375,000
Temporary Cash Investment	-	$87,048		$87,048

	-	$1,382,482,293	-	$1,382,482,293

Other Financial Instruments:*
Equity Index Fund	$2,729,873	-	-	$2,729,873
All America Fund	$25,415	-	-	$25,415
Mid-Cap Equity Index Fund	$1,093,960	-	-	$1,093,960
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Three Months Ended March 31, 2019
	Balance December 31, 2018(c)	Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales 2018	Balance March 31, 2019(c)	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of March 31, 2019
All America Fund - Active Common Stock	$285,375	-	-	-	-	$285,375	$30,822
Small Cap Value Fund - Common Stock	$3,206,125	-	-	-	-	$3,206,125	$347,256
Small Cap Growth Fund - Common Stock	-	-	-	-	-	-	-
Small Cap Equity Index Fund - Common Stock	-	-	-	-	-	-	-

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Footnotes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of March 31, 2019 and for the three months ended March 31, 2019:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Net unrealized appreciation (depreciation) of investments and futures contracts	$2,729,873	$25,415	$1,093,960

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on
Futures Contracts	Equity	Futures contracts	$4,609,391	$142,752	$2,901,403
		Change in net unrealized appreciation (depreciation) of
Futures Contracts	Equity	Futures contracts	$5,892,203	$124,708	$2,909,730

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 2019 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2019 for each of the funds were as follows:

					Small Cap
	Equity Index	All America	Small Cap	Small Cap	Equity Index
	Fund	Fund	Value Fund	Growth Fund	Fund
Unrealized Appreciation	$1,273,601,568	$93,794,938	$84,744,073	$105,950,256	$1,038,162
Unrealized Depreciation	(79,940,222)	(14,777,462)	(37,725,458)	(36,464,600)	(2,872,305)

Net	$1,193,661,346	$79,017,476	$47,018,615	$69,485,656	(1,834,143)

Cost of Investments	$1,807,050,027	$218,944,277	$428,880,999	$492,633,377	$23,856,285

		Mid-Cap			Retirement
	Mid Cap	Equity Index	International	Composite	Income
	Value Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$21,132,082	$341,832,782	$31,378,939	$24,282,738	$3,702,020
Unrealized Depreciation	(3,910,798)	(96,910,175)	(3,291,500)	(3,680,417)	(701,585)

Net	17,221,284	$244,922,607	$28,087,439	$20,602,321	$3,000,435

Cost of Investments	$73,629,172	$1,229,155,439	$539,810,898	$161,426,989	$101,193,898

	2010	2015	2020	2025	2030
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,063,976	$10,868,189	$45,627,144	$71,232,361	$70,667,455
Unrealized Depreciation	(188,258)	(1,044,178)	(2,054,748)	(2,042,683)	(1,706,002)

Net	875,718	$9,824,011	$43,572,396	$69,189,678	$68,961,453

Cost of Investments	$24,366,564	$134,320,536	$515,285,544	$715,389,472	$628,621,894

	2035	2040	2045	2050	2055
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$64,832,748	$55,307,513	$65,789,849	$21,392,353	$1,702,665
Unrealized Depreciation	(1,271,728)	(1,473,771)	(978,018)	(1,997,046)	(1,912,248)

Net	$63,561,020	$53,833,742	$64,811,831	$19,395,307	$(209,583)

Cost of Investments	$514,420,133	$418,237,508	$434,783,978	$310,144,274	$88,945,925

	2060	Conservative	Moderate	Aggressive
	Retirement	Allocation	Allocation	Allocation	Mid-Term
	Fund	Fund	Fund	Fund	Bond Fund
Unrealized Appreciation	$233,078	$7,308,455	$51,677,069	$50,518,645	$4,350,763
Unrealized Depreciation	(6,935)	(1,364,745)	(2,579,513)	(1,698,995)	(4,324,759)

Net	$226,143	$5,943,710	$49,097,556	$48,819,650	$26,004

Cost of Investments	$7,926,033	$151,311,725	$352,331,680	$248,375,601	$592,126,221

	Bond
	Fund
Unrealized Appreciation	$21,500,654
Unrealized Depreciation	(11,934,383)

Net	$9,566,271

Cost of Investments	$1,372,916,022

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for Federal income tax purposes arise from the Federal income tax treatment of wash sales, futures contracts, and other tax-related adjustments.